     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON _________, 1997
                                                       Registration No. 333-4999
                                                       Registration No. 811-7645
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  ___________

                                   FORM N-4

                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
                          (Group Variable Annuity I)


                        Pre-Effective Amendment No.            [_]

                       Post-Effective Amendment No. 1          [X]

                                    AND/OR

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 6                  [X]

                                  ___________

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                          (Exact Name of Registrant)
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)
                           1300 South Clinton Street
                                 P.O. Box 1110
                          Fort Wayne, Indiana  46801
             (Address of Depositor's Principal Executive Offices)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  219-455-2000

                          JOHN L. STEINKAMP, ESQUIRE
                  Vice President & Associate General Counsel
                    Lincoln National Life Insurance Company
                           1300 South Clinton Street
                                 P.O. Box 1110
                             Fort Wayne, IN 46801
               (Name and Complete Address of Agent for Service)


                                   Copy to:
                          Kimberly J. Smith, Esquire
                     Sutherland, Asbill & Brennan, L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

   It is proposed that this filing will become effective (check appropriate box)


     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485


     [X]  on May 1, 1997, pursuant to paragraph (b) of Rule 485


     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


     [_]  on __________________ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     In accordance with Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its securities under the Securities Act of 1933. That election was previously filed in Registrant's Form N-4 registration statement (File No. 333-4999). The Registrant filed its Rule 24f-2 Notice on February 26, 1997, for the fiscal year ended December 31, 1996.

                             CROSS REFERENCE SHEET
                 SHOWING LOCATION OF INFORMATION IN PROSPECTUS

FORM N-4                                       PROSPECTUS CAPTION
--------                                       ------------------
1.  Cover Page............................     Cover Page
2.  Definitions...........................     Definitions
3.  Synopsis or Highlights................     Summary
4.  Condensed Financial Information.......     Condensed Financial Information
5.  General Description of Registrant,
    Depositor and Portfolio Companies.....     Lincoln Life, The Variable Investment Division and the Funds
6.  Deductions and Expenses...............     Deductions and Charges
7.  General Description of Variable
    Annuity Contracts.....................     Contract Provisions; Other Contract Provisions
8.  Annuity Period........................     Annuity Period
9.  Death Benefit.........................     Contract Provisions, Death Benefits
10. Purchases and Contract Values.........     Contract Provisions
11. Redemptions...........................     Contract Provisions, Withdrawals
12. Taxes.................................     Federal Income Tax Considerations
13. Legal Proceedings.....................     Not Applicable
14. Table of Contents of the
    Statement of Additional
    Information...........................     Contents of Statement of Additional Information

                             CROSS REFERENCE SHEET
    SHOWING LOCATION OF INFORMATION IN STATEMENT OF ADDITIONAL INFORMATION

FORM N-4                                       STATEMENT OF ADDITIONAL INFORMATION CAPTION

15. Cover Page...........................      Cover Page
16. Table of Contents....................      Table of Contents
17. General Information and History.......     Prospectus-Lincoln Life, The Variable Investment Division and the Funds
18. Services..............................     Not Applicable
19. Purchase of Securities Being
    Offered...............................     Not Applicable
20. Underwriters..........................     Distribution of the Contracts
21. Calculation of Yield Quotations
    of Money Market Sub-Accounts..........     Not Applicable
22. Annuity Payments......................     Determination of Variable Annuity Payment
23. Financial Statements..................     Financial Statements

                             CROSS REFERENCE SHEET
          SHOWING LOCATION OF INFORMATION IN PART C-OTHER INFORMATION

24(a) Financial Statements and
      Exhibits............................     Not Applicable
24(b) Exhibits............................     Exhibits
25.   Directors and Officers of the
      Depositor...........................     Directors and Officers of the Depositor
26.   Persons Controlled by or Under
      Common Control with the Depositor
      or Registrant.......................     Organizational Chart

27. Number of Contract Owners..............    Number of Contract Owners
28. Indemnification........................    Indemnification
29. Principal Underwriters.................    Principal Underwriters
30. Location of Accounts and Records.......    Location of Accounts and Records
31. Management Services....................    Management Services
32. Undertakings...........................    Undertakings

--------------------------------------------------------------------------------
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                        Group Variable Annuity Contracts
                  Lincoln National Variable Annuity Account L
                                 P.O. Box 9740
                               Portland, ME 04104
                                 (800) 341-0441
                               VARIABLE ANNUITY I

                      [LOGO OF LINCOLN LIFE APPEARS HERE]

--------------------------------------------------------------------------------
PROSPECTUS
--------------------------------------------------------------------------------

                                                                     MAY 1, 1997

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATION IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

  THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE APPLICABLE UNDERLYING FUNDS WHICH SHOULD BE RETAINED FOR FUTURE REFERENCE.

  INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISK, INCLUDING MARKET FLUC-TUATION AND POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

90001

This prospectus describes group annuity contracts ("Contracts") offered by The Lincoln National Life Insurance Company ("Lincoln Life"), a wholly-owned sub-sidiary of Lincoln National Corporation. The Contracts are designed to enable Participants and Employers to accumulate funds for retirement programs meeting the requirements of the following Sections of the Internal Revenue Code of 1986, as amended (the "Code"): 401(a), 403(b), 408 and 457 and other related Sections as well as for programs offering non-qualified annuities. A Partici-pant is an employee or other person affiliated with the Contract-holder on whose behalf a Participant Account is maintained under the terms of the Con-tract.

The Contracts permit Contributions to be deposited in the Guaranteed Interest Division, which is part of Lincoln Life's General Account, and in certain Sub-Accounts in Lincoln National Variable Annuity Account L ("Variable Investment Division"). Contributions to the Guaranteed Interest Division earn interest at a guaranteed rate declared by Lincoln Life. Contributions to the Variable In-vestment Division will increase or decrease in dollar value depending on the investment performance of the underlying funds in which the Sub-Accounts invest.

Currently, the Variable Investment Division consists of the nine Sub-Accounts listed below: Next to each listed Sub-Account is the name of the fund (the "Fund") in which the Sub-Account invests. For more information about the in-vestment objectives, policies and risks of the Funds please refer to the pro-spectus for each of the Funds.

Index Account.......................................... Dreyfus Stock Index Fund
Growth I Account....................................... Fidelity's Variable
                                                        Insurance Products Fund:
                                                        Growth Portfolio
Asset Manager Account.................................. Fidelity's Variable
                                                        Insurance Products Fund
                                                        II: Asset Manager
                                                        Portfolio
Growth II Account...................................... American Century
                                                        Variable Portfolios,
                                                        Inc.: VP Capital
                                                        Appreciation
Balanced Account....................................... American Century
                                                        Variable Portfolios,
                                                        Inc.: VP Balanced
International Stock Account............................ T. Rowe Price
                                                        International Series,
                                                        Inc.
Socially Responsible Account........................... Calvert Responsibly
                                                        Invested Balanced
                                                        Portfolio
Equity-Income Account.................................. Fidelity's Variable
                                                        Insurance Products Fund:
                                                        Equity-Income Portfolio
Small Cap Account...................................... Dreyfus Variable
                                                        Investment Fund: Small
                                                        Cap Portfolio

This prospectus is intended to provide information regarding the Contracts of-fered by Lincoln Life that you should know before investing. Please read and retain this prospectus for future reference. A Statement of Additional Informa-tion ("SAI"), dated May 1, 1997, has been filed with the Securities and Ex-change Commission and is incorporated by this reference into this Prospectus. If you would like a free copy, write to Lincoln National Life Insurance Co., P.O. Box 9740, Portland, ME 04104 or call (800) 341-0441. A table of contents for the SAI appears on the last page of this Prospectus.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DEFINITIONS................................................................   3
SUMMARY (Including Fee Table and Performance Information)..................   5
CONDENSED FINANCIAL INFORMATION............................................  10
FINANCIAL STATEMENTS.......................................................  11
LINCOLN LIFE, THE VARIABLE INVESTMENT DIVISION AND THE FUNDS...............  11
CONTRACT PROVISIONS........................................................  15
DEDUCTIONS AND CHARGES.....................................................  21
ANNUITY PERIOD.............................................................  23
FEDERAL INCOME TAX CONSIDERATIONS..........................................  25
VOTING RIGHTS..............................................................  31
OTHER CONTRACT PROVISIONS..................................................  32
GUARANTEED INTEREST DIVISION...............................................  33
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..................  35

                                  DEFINITIONS

ACCUMULATION UNIT: An accounting unit of measure used to record amounts of increases to, decreases from and accumulations in each Sub-Account during the Accumulation Period.

ACCUMULATION UNIT VALUE: The dollar value of an Accumulation Unit in each Sub-Account on any Valuation Date.

ACCUMULATION PERIOD: The period commencing on a Participant's Participation Date and terminating when the Participant's Account balance is reduced to zero, either through withdrawal(s), annuitization, imposition of charges, payment of a Death Benefit or a combination thereof.

ANNUITANT: The person receiving annuity payments under the terms of the Contract.

ANNUITY COMMENCEMENT DATE: The date on which Lincoln Life makes the first annuity payment to the Annuitant as required by the Retired Life Certificate.

ANNUITY CONVERSION AMOUNT: The amount applied toward the purchase of an annuity.

ANNUITY PERIOD: The period concurrent with or following the Accumulation Period, during which an Annuitant's annuity payments are made.

BENEFICIARY: The person(s) designated to receive a Participant's Account balance in the event of the Participant's death during the Accumulation Period or the person(s) designated to receive any applicable remainder of an annuity in the event of the Annuitant's death during the Annuity Period.

BUSINESS DAY: A day on which the New York Stock Exchange is customarily open for business except for the following local business holidays: Veterans Day (November 11) and the day after Thanksgiving.

CONTRIBUTIONS: All amounts deposited under a Contract, including any amount transferred from another contract or Trustee.

CONTRACT: A Group Variable Annuity contract issued by Lincoln Life to the Contractholder.

CONTRACTHOLDER: The party named as the Contractholder on the group annuity contract issued by Lincoln Life. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

DIVISION(S): The Guaranteed Interest Division and/or the Variable Investment Division.

EMPLOYER: The organization specified in the Contract which offers the Plan to its employees.

FUNDS: The underlying funds in which the Sub-Accounts invest. Funds are investment vehicles which offer their shares only to insurance companies' separate accounts and other qualifying investors.

GENERAL ACCOUNT: All assets of Lincoln Life other than those in the Variable Investment Division or any other separate account.

GROSS WITHDRAWAL AMOUNT: The amount by which a Participant's Account is reduced when a withdrawal occurs, including any applicable contingent deferred sales charge and Annual Administration Charge.

GUARANTEED ANNUITY: An annuity for which Lincoln Life guarantees the amount of each payment for as long as the annuity is payable.

GUARANTEED INTEREST DIVISION: The Division maintained by Lincoln Life for the Contracts and other contracts for which Lincoln Life guarantees the principal amount and interest credited thereto subject to any fees and charges as set forth in the Contract. Amounts allocated to the Guaranteed Interest Division are part of Lincoln Life's General Account.

LINCOLN LIFE: The Lincoln National Life Insurance Company.

NET CONTRIBUTIONS: The sum of all Contributions credited to a Participant Account less any Net Withdrawal Amounts, outstanding loan (including principal and due and accrued interest) and amounts converted to a Payout Annuity.

NET WITHDRAWAL AMOUNT: The amount paid when a withdrawal occurs.

PARTICIPANT: An employee or other person affiliated with the Contractholder on whose behalf an Account is maintained under the terms of the Contract.

PARTICIPANT ACCOUNT: An account maintained for a Participant during the Accumulation Period the total balance of which equals the Participant's Account balance in the Variable Investment Division plus the Participant's Account balance in the Guaranteed Interest Division.

PARTICIPATION ANNIVERSARY: For each Participant, a date at one year intervals from the Participant's Participation Date. If an anniversary occurs on a non-Business Day, it is treated as occurring on the next Business Day.

PARTICIPATION DATE: A date assigned to each Participant corresponding to the date on which the first Contribution on behalf of that Participant is received by Lincoln Life. A Participant will receive a new Participation Date if such Participant makes a Total Withdrawal, as defined in this prospectus, and Contributions on behalf of the Participant are resumed under any Contract.

PARTICIPATION YEAR: A period beginning with one Participation Anniversary and ending the day before the next Participation Anniversary, except for the first Participation Year which begins with the Participation Date.

PAYOUT ANNUITY: A series of payments paid under the terms of a Contract to a person. A Payout Annuity may be either a Guaranteed Annuity or a Variable Annuity or a combination Guaranteed and Variable Annuity.

PLAN: The retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds.

RECEIPT: Receipt by Lincoln Life at its service office in Portland, Maine.

SUB-ACCOUNT: An account established in the Variable Investment Division which invests in shares of a corresponding Fund.

VALUATION DATE: A Business Day. Accumulation Units and Annuity Units are computed as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD: A period used in measuring the investment experience of each Sub-Account. The Valuation Period begins at the close of trading on the New York Stock Exchange on one Valuation Date and ends at the corresponding time on the next Valuation Date.

VARIABLE ANNUITY: An annuity with payments that increase or decrease in accordance with the investment results of the selected Sub-Accounts.

VARIABLE INVESTMENT DIVISION: The Division which is maintained by Lincoln Life for these Contracts and certain other Lincoln Life contracts for which Lincoln Life does not guarantee the principal amount or investment results. The Variable Investment Division is the Lincoln National Variable Annuity Account L which is a group of assets segregated from the General Account whose income, gains and losses, realized or unrealized, are credited to or charged against the Variable Investment Division without regard to other income, gains or losses of Lincoln Life. The Variable Investment Division currently consists of nine Sub-Accounts. Additional Sub-Accounts may be added in the future.

                                    SUMMARY

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

  Lincoln Life was founded in 1905 and is organized under Indiana law. Lincoln Life is one of the largest stock life insurance companies in the United States. Lincoln Life is the issuer of the Contracts offered by this prospectus. Lincoln Life is owned by Lincoln National Corp. ("LNC") which is also organized under Indiana law. LNC's primary businesses are the issuing of annuities, life insurance, property-casualty insurance and reinsurance, and the providing of investment management services.

                               CONTRACTS OFFERED

  The Group Variable Annuity Contracts offered by this prospectus are available to Employers and other entities to provide a way to accumulate funds for retirement and to provide Payout Annuities. Lincoln Life offers Contracts designed to enable Participants and Employers to accumulate funds for retirement programs meeting the requirements of the following Sections of the Internal Revenue Code of 1986, as amended (the "Code"): 401(a), 403(b), 408, 457 and other related Sections as well as for programs offering non-qualified annuities.

                           HOW CONTRIBUTIONS ARE MADE

  Contributions under the Contract are deposited by the Contractholder. Depending upon the type of Plan offered, Contributions may consist of salary reduction Contributions, Employer Contributions or Participant post-tax Contributions. Contributions are forwarded by the Contractholder to Lincoln Life and allocated among the two Divisions in accordance with information provided by the Contractholder. See "Contract Provisions, Contributions under the Contract."

                               DIVISIONS OFFERED

  Contributions may be allocated to the Guaranteed Interest Division or to the Variable Investment Division or to both Divisions. The Variable Investment Division currently consists of nine Sub-Accounts. A Contractholder may choose to offer between zero and nine of the Sub-Accounts to its Participants under a Contract. The Sub-Accounts invest their assets in shares of a corresponding Fund. For a full description of the Funds, see the prospectuses for the Funds.

                  TRANSFERS BETWEEN DIVISIONS AND SUB-ACCOUNTS

  During the Accumulation Period, a Participant or a Contractholder under certain Plans may make transfers between and among Divisions and Sub-Accounts. Certain Plans may limit the transfers in dollar amount, type of Contribution, or frequency. Certain Plans may require Contractholder approval for a transfer. See "Transfers between Divisions and Sub-Accounts."

                                  WITHDRAWALS

  During the Accumulation Period, a Participant may withdraw any part of their Account balance subject to the restrictions imposed by the Code and regulations thereof and by the applicable Plan. With respect to Section 401(a) Plans and Plans subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), the Contractholder must authorize Lincoln Life to process a withdrawal request by a Participant. Withdrawal requests under Section 457 Plans must also be authorized by the Contractholder. With respect to withdrawal requests by Participants under Plans not subject to Title I of ERISA, certain Contracts may require that the Participants must certify to Lincoln Life that an eligible event under the Code has occurred. Withdrawal requests must be in writing and in a form acceptable to Lincoln Life.

  Certain Plans are also subject to the distribution requirements under Section 401(a)(9) of the Code including the incidental death benefit requirements of
Section 401(a)(9)(G). Certain transfers from one Qualified Plan contract to another Qualified Plan contract are not subject to withdrawal restrictions under the Code. Withdrawals and distributions may have tax consequences, including possibly a 10% Federal Excise Tax for premature distributions.

  Certain types of withdrawals are subject to a contingent deferred sales charge if taken within the first ten years of participation. See "Contract Provisions, Deductions and Charges."

  See "Federal Income Tax Considerations."

                                 DEATH BENEFITS

  The Contracts provide for a Death Benefit for a Participant who dies during the Accumulation Period. See "Contract Provisions, Death Benefits."

                                PAYOUT ANNUITIES

  As permitted by the applicable Plan, a Contractholder or a Participant who requests a withdrawal or a Beneficiary of a deceased Participant may elect to convert all or part of the Participant's Account balance or the Death Benefit, as appropriate, to a Payout Annuity. Lincoln Life offers both Guaranteed and Variable Annuities or a combination Guaranteed and Variable Annuity. The range of annuity options available includes life annuities and annuities for a specific time period as well as others described more fully in this prospectus. See "Annuity Period."

                              FREE-LOOK PROVISION

  A Participant under a Section 403(b) or 408 Plan and certain Non-Qualified Plans has ten days, in most cases, from the date the Participant receives an Active Life Certificate to notify Lincoln Life in writing that the Participant does not choose to participate under the Contract and to receive a return of funds. See "Free-Look Period."

                                   FEE TABLE

  The following table and examples, prescribed by the SEC, are included to assist Contractholders and Participants in understanding the transaction and operating expenses imposed directly or indirectly under the Contracts. The standardized tables and examples assume the highest deductions possible under the Contracts, whether or not such deductions actually would be made from a Participant's Account. Contingent deferred sales charges ("CDSC") are deducted from a Participant's Account balance only if a total or partial withdrawal is made, and then only if one of the exceptions does not apply.

Contract Related Transaction Expenses/1/
  Sales Load Imposed on Purchases: 0%
  Maximum Contingent Deferred Sales Charge (as a percentage of the Gross Withdrawal Amount): 5%

  PARTICIPATION YEAR                           CDSC
  ------------------                           ----
   1-6                                            5%
   7                                              4%
   8                                              3%
   9                                              2%
  10                                              1%
  11 and later                                    0%
  Annual Administration Charge/2/              $ 25
Separate Account Annual Expenses
(as a percentage of average daily net assets)
  Mortality and Expense Risk Charge            1.20%
  Other Charges                                0.00%
  Total Separate Account
  Annual Expenses                              1.20%

Fund Expenses/3/ (as a percentage of average daily net assets)

                      INDEX G-I/4/  AMGR/4/  G-II BAL  INT'L SOC RES/5/  EQI/4/  SMCAP
                      ----- ------- -------- ---- ---- ----- ----------- ------- -----
Management Fees       0.245  0.61     0.64   1.00 1.00 1.05     0.71      0.51   0.75
Other Expenses
(after expense reim-
bursements)           0.055  0.08     0.10      0    0    0     0.13      0.07   0.04
Total Fund Expenses   0.300  0.69     0.74   1.00 1.00 1.05     0.84      0.58   0.79

  Example #1: Assuming total withdrawal of the Participant's Account balance at the end of the period shown./6/

  A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.

                  G-
         INDEX  I/4/   AMGR/4/   G-II   BAL   INT'L  SOC RES/5/  EQI/4/  SMCAP
         ------ ------ -------- ------ ------ ------ ----------- ------- ------
1 Year    67.36  71.09   71.57   74.04  74.04  74.52    72.52     70.04   72.04
3 Years  103.88 115.21  116.65  124.12 124.12 125.55   119.53    112.03  118.09

  Example #2: Assuming annuitization of the Participant's Account at the end of the period shown.

  A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.

                  G-
         INDEX  I/4/   AMGR/4/   G-II   BAL   INT'L  SOC RES/5/  EQI/4/  SMCAP
         ------ ------ -------- ------ ------ ------ ----------- ------- ------
1 Year    15.64  19.57   20.07   22.68  22.68  23.18    21.07     18.46   20.57
3 Years   48.55  60.50   62.03   69.91  69.91  71.42    65.07     57.15   63.55

  Example #3: Assuming persistency of the Participant's Account through the periods shown.

  A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.

                  G-
         INDEX  I/4/   AMGR/4/   G-II   BAL   INT'L  SOC RES/5/  EQI/4/  SMCAP
         ------ ------ -------- ------ ------ ------ ----------- ------- ------
1 Year    15.64  19.57   20.07   22.68  22.68  23.18    21.07     18.46   20.57
3 Years   48.55  60.50   62.03   69.91  69.91  71.42    65.07     57.15   63.55

  The effect of the Annual Administration Charge for a period is determined by dividing the total amount of such charges collected in the previous year by the total average net assets of the accounts for the previous year, as of the previous month ended; accounts include accounts available under Variable Annuity I of Lincoln Life and under corresponding accounts of UNUM Life Insurance Company of America, pending assumption reinsurance by Lincoln Life of Variable Annuity I contracts issued through such corresponding accounts.
--------
/1/The examples do not take into account any deduction for premium taxes which may be applicable. Loans taken by a Participant with respect to the Partici-pant's Account balance in the Guaranteed Interest Division may be subject to a charge for establishing the loan.
/2/The Employer has the option of paying the Annual Administration Charge on behalf of the Participants under a Contract. In such a situation, the pro-jected expenses would be lower than those indicated in the examples. This charge is not imposed during the Annuity Period. In certain situations the Annual Administrative Charge may be re-duced or eliminated. See "Deductions & Charges--Annual Administrative Charge."
/3/Until complete order instructions are received, initial Contributions may be allocated temporarily to Fidelity's Variable Insurance Products Fund:
   Money Market Portfolio. Management fees for this fund are 0.21%. Other ex-penses are 0.09%. Total Fund Expenses are 0.30%. See "Initial Contribu-tions."
/4/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrange-ments with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses pre-sented in the table would have been 0.56% for Equity Income Portfolio, 0.67% for Growth Portfolio, and 0.73% for Asset Manager Portfolio.
/5/The figures above are based on expenses for fiscal year 1996, and have been restated to reflect an increase in transfer agency expenses of 0.03% ex-pected to be incurred in 1997. "Management Fees" includes a performance ad-justment, which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflects an indirect fee of 0.03%. Net fund operating expenses after reductions for fees paid indi-rectly (again, restated) would be 0.81%.
/6/The Contracts are designed for retirement planning. Withdrawals prior to retirement or the Annuity Commencement Date are not consistent with the long-term purposes of the Contracts and the applicable tax laws. Withdraw-als may also be subject to federal income tax and a 10% Federal tax penal-ty.

  The fee table and examples reflect expenses and charges of the Sub-Accounts and the expenses of the applicable Fund for the year ended December 31, 1996. HOWEVER, THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND CHARGES OF THE SUB-ACCOUNTS OR THE FUNDS. SIMILARLY, THE ASSUMED 5% ANNUAL RATE OF RETURN IS NOT AN ESTIMATE OR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE. See "Deductions and Charges" in this prospectus and the discussion of Fund Management in the prospectus for each of the Funds for further information.

                            PERFORMANCE INFORMATION

  The Variable Investment Division may advertise or use in sales literature information concerning the investment performance of the various Sub-Accounts. No performance presentation should be considered as representative of future investment results. Actual performance is a function not only of the investment management of the underlying Funds and market forces, but of the time and frequency of Contributions, the charges and fees imposed under the Contract, the fees and expenses of the Funds, and transfers made by a Participant, among other factors.

  The investment performance of the Sub-Accounts may be advertised in comparison with the performances of other variable annuities, other investment companies (such as mutual funds), and recognized indices (such as the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index, NASDAQ Index, Consumer Price Index), and data published by Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research and Data Service or comparable services. Performance of the Sub-Accounts may also be compared with performance of other types of investments. Some advertisements may also include published editorial comments and performance rankings by independent organizations and publications that monitor the performance of separate accounts and mutual funds.

  The Sub-Accounts may advertise average annual total return performance information according to the SEC standardized formula. Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical $1,000 contribution allocated to a Sub-Account from the beginning to the end of each specified period of time. The SEC standardized formula gives effect to all applicable charges under the Contracts. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Sub-Account, (ii) no transfers or additional payments were made and (iii) the withdrawal of the investment occurs at the end of the period. Premium taxes are not included in this calculation. The Sub-Accounts may also advertise this total return performance as described above on a cumulative basis.

  The Sub-Accounts may present total return information computed on a calendar year basis. The Sub-Accounts may also present total return information over specified periods of time (computed on an average annual or cumulative basis) either assuming that no CDSC will be deducted or assuming that no CDSC or administrative charge will be deducted. The Sub-Accounts may present hypothetical examples that apply the total return to a hypothetical initial investment. The Sub-Accounts may also present total return information based on different amounts of periodic investments. For additional performance information, please refer to the Statement of Additional Information.

                               PUBLISHED RATINGS

  From time to time, in advertisements or in reports to Contractholders, Lincoln Life may reflect endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

  Also, from time to time, the rating of Lincoln Life as an insurance company by A.M. Best may be referred to in advertisements or in reports to Contractholders. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect Best's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance Industry. Best's ratings range from A++ to F.

  In addition, the claims-paying ability of Lincoln Life as measured by the Standard and Poor's Rating Group may be referred to in advertisements or in reports to Contractholders. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to CCC.

  From time to time Lincoln Life may refer to Moody's Investors Service rating of Lincoln Life. Moody's Investors Service financial strength ratings indicate an insurance company's ability to discharge policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries, and affiliates. Moody's Investors Service ratings range from Aaa to C.

  These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations (i.e., debt/commercial paper). Lincoln Life's ratings should not be considered as bearing on the investment performance of assets held in the Variable Investment Division or the safety (or lack thereof) for an investment in the Variable Investment Division.

                        CONDENSED FINANCIAL INFORMATION

  The financial data included below should be read in conjunction with the financial statements and the related data included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

SUB-ACCOUNT                         1996
-----------                       -------
Index Account
  September 26 Commencement
  Beginning of Period             21.0129
  End of Period                   22.7054
Growth I Account
  September 26 Commencement
  Beginning of Period             22.7925
  End of Period                   23.2198
Growth II Account
  September 26 Commencement
  Beginning of Period             16.2016
  End of Period                   14.7133
Asset Manager Account
  September 26 Commencement
  Beginning of Period             16.3088
  End of Period                   17.2668
Balanced Account
  September 26 Commencement
  Beginning of Period             15.6978
  End of Period                   16.2128
International Stock Account
  September 26 Commencement
  Beginning of Period             11.6873
  End of Period                   12.2756
Socially Responsible Account
  September 26 Commencement
  Beginning of Period             13.7989
  End of Period                   14.2222
Equity-Income Account
  September 26 Commencement
  Beginning of Period             14.7629
  End of Period                   15.7898
Small Cap Account
  September 26 Commencement
  Beginning of Period             14.8535
  End of Period                   15.2861
Pending Allocation Account
  September 26 Commencement
  Beginning of Period             11.1227
  End of Period                   11.2772

           NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD

                                         1996
                                        ------
Index Account                            3,092
Growth I Account                         8,318
Growth II Account                        1,254
Asset Manager Account                   24,911
Balanced Account                         1,795
Socially Responsible Account             9,459
Equity-Income Account                   10,485
International Stock Account              4,707
Small Cap Account                       11,770
Pending Allocation Account                   5

  Number of Fund Shares held by each of the corresponding Sub-Accounts as of December 31st of each year

                                         1996
                                        ------
Dreyfus Stock Index Fund                 3,463
Fidelity's Variable Insurance Products
 Fund: Growth Portfolio                  6,205
American Century Variable Portfolios,
 Inc.: VP Capital Appreciation           1,802
Fidelity's Variable Insurance Products
 Fund II: Asset Manager Portfolio       25,417
American Century Variable Portfolios,
 Inc.: VP Balanced                       3,861
Calvert Responsibly Invested Balanced
 Portfolio                              75,862
Fidelity's Variable Insurance Products
 Fund: Equity-Income Portfolio           7,876
T. Rowe Price International Stock
 Portfolio                               4,573
Dreyfus Variable Investment Fund:
 Small Cap Portfolio                     3,456
Fidelity's Variable Insurance Products
 Fund: Money Market Portfolio               55

                              FINANCIAL STATEMENTS

  The financial statements of Lincoln Life and the Variable Investment Division may be found in the Statement of Additional Information.

          LINCOLN LIFE, THE VARIABLE INVESTMENT DIVISION AND THE FUNDS

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

  Lincoln Life is a stock life insurance company incorporated under the laws of Indiana on June 12, 1905. Lincoln Life is principally engaged in offering life insurance policies and annuity policies, and ranks among the largest United States stock life insurance companies in terms of assets and life insurance in force. Lincoln Life is also one of the leading life reinsurers in the United States. Lincoln Life is licensed in all states (except New York) and the District of Columbia, Guam, and the Virgin Islands.

  Lincoln Life is wholly owned by Lincoln National Corporation ("LNC"), a publicly held insurance holding company incorporated under Indiana law on January 5, 1968. The principal offices of both Lincoln Life and LNC are located at 1300 South Clinton Street, Fort Wayne, Indiana 46801. Through subsidiaries, LNC engages primarily in the issuance of life insurance and annuities, property-casualty insurance, and other financial services. Administrative services necessary for the operation of the Variable Investment Division and the Contracts are currently provided by Lincoln Life.

                          LNC EQUITY SALES CORPORATION

  LNC Equity Sales Corporation ("LNC Equity"), a registered broker-dealer, is the principal underwriter of the Contracts. As such, LNC Equity will be offering the Contracts and performing all duties and functions that are necessary and proper for distribution of the Contracts. LNC Equity has also entered into sales agreements with independent broker-dealers for the sale of the Contracts. LNC Equity may pay sales commissions to broker-dealers up to an amount equivalent to 3.5% of Contributions under a Contract.

                        THE VARIABLE INVESTMENT DIVISION

  The Variable Investment Division was established by Lincoln Life as a separate account on April 29, 1996. Although the assets of the Variable Investment Division are the property of Lincoln Life, the laws of Indiana under which the Variable Investment Division was established provide that the assets in the Variable Investment Division attributable to the Contracts are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. The assets of the Variable Investment Division shall, however, be available to cover the liabilities of the General Account of Lincoln Life to the extent that the Variable Investment Division's assets exceed its reserves and other liabilities arising under the Contracts supported by it. The Variable Investment Division is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management or investment practices or policies of either the Variable Investment Division or Lincoln Life by the SEC.

  The Variable Investment Division currently consists of nine Sub-Accounts. The Sub-Accounts invest in shares of the Funds. Therefore, the investment experience of the Sub-Accounts depends on the performance of the Funds.

  The income, gains and losses, realized or unrealized, from assets allocated to each Sub-Account of the Variable Investment Division are credited to or charged against that Sub-Account, without regard to other income, gains or losses in Lincoln Life's general account or any other separate account or Sub-Account. Lincoln Life is the issuer of the Contracts and the obligations set forth therein, other than those of the Contractholder or the Participant, are obligations of Lincoln Life.

                                 THE FUNDS

  The nine Sub-Accounts invest directly in nine corresponding Funds. Each of these Funds was formed as an investment vehicle for insurance company separate accounts.

  Information about each of the Funds, including their investment objectives and investment management, is contained below. Additional information about the Funds, their investment policies, risks, fees and expenses and all other aspects of their operations, can be found in the prospectuses for the Funds, which should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. Additional copies of the Funds' prospectuses, as well as their Statements of Additional Information, can be obtained directly from each of the Funds without charge by writing to the particular Funds at the addresses noted on the front of the Fund prospectus. Shares of the Funds are sold not only to the Sub-Accounts but also to variable annuity and variable life separate accounts of other insurance companies and qualified retirement plans. For disclosure of possible conflicts involved in the Sub-Accounts investing in Funds that are so offered, see the applicable Fund prospectus.

                         DREYFUS STOCK INDEX FUND

  Dreyfus Stock Index Fund is an open-end, non-diversified management investment company known as an index fund. Its goal is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

  The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, acts as the Fund manager and Mellon Equity Associates, an affiliate of Dreyfus located at 500 Grant Street, Pittsburgh, Pennsylvania 15258, is the Fund index manager.

 CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO OF ACACIA CAPITAL CORPORATION

CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO: The Calvert Responsibly Invested Balanced Portfolio seeks total return above the rate of inflation through an actively managed, non-diversified portfolio of common and preferred stocks, bonds, and money market instruments which offer income and growth opportunity and which satisfy the social concern criteria established for the Portfolio. Shares of the Portfolio are offered only to insurance companies for allocation to certain of their variable accounts.

  The Calvert Asset Management Company, Inc., located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, serves as the Portfolio's investment adviser.

            SMALL CAP PORTFOLIO OF DREYFUS VARIABLE INVESTMENT FUND

  Dreyfus Variable Investment Fund is an open-end, diversified management investment company.

THE SMALL CAP PORTFOLIO: The Portfolio seeks to maximize capital appreciation. The Small Cap Portfolio seeks out companies that The Dreyfus Corporation believes have the potential for significant growth. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in companies with market capitalization of less than $1.5 billion, at the time of purchase, both domestic and foreign, which the Portfolio believes to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers or acquisitions.

  The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's investment adviser.

  FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO, GROWTH
                     PORTFOLIO, AND MONEY MARKET PORTFOLIO

EQUITY-INCOME PORTFOLIO: The Portfolio seeks reasonable income by normally investing at least 65% of its total assets in income-producing common or preferred stock and the remainder in debt securities.

GROWTH PORTFOLIO: The Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

MONEY MARKET PORTFOLIO: The Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. For more information regarding the Portfolio, into which initial Contributions are invested pending Lincoln Life's receipt of a complete order, please see the "Initial Contributions" section.

  Fidelity Management & Research Company ("FMR") is the manager of the Equity-Income Portfolio, the Growth Portfolio and the Money Market Portfolio and is located at 82 Devonshire Street, Boston, Massachusetts 02109.

    FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO

ASSET MANAGER PORTFOLIO: The Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

  FMR is the manager of the Portfolio and is located at 82 Devonshire Street, Boston, Massachusetts 02109. FMR or its affiliate may compensate Lincoln Life or its affiliate for administrative, distribution, or other services. Such compensation would be based on assets of the Fidelity Funds attributable to the Contracts and certain other contracts issued by Lincoln Life and its affiliates.

      VP CAPITAL APPRECIATION AND VP BALANCED OF AMERICAN CENTURY VARIABLE
                                PORTFOLIOS, INC.

VP CAPITAL APPRECIATION: The Portfolio seeks capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

VP BALANCED: The Portfolio seeks capital growth and current income. Its investment team intends to maintain approximately 60% of the portfolio's assets in common stocks that are considered by its manager to have better than average prospects for appreciation and the balance in bonds and other fixed income securities.

  American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc. (formerly Investors Research Corporation), which also manages the American Century family of mutual funds. American Century Investment Management, Inc. has its principal place of business at 4500 Main Street, Kansas City, Missouri 64111.

  Lincoln Life or its affiliate may perform certain administrative or other services that would otherwise be performed by American Century Services Corporation and American Century Investment Management, Inc. may pay Lincoln Life or its affiliate for such services. Such compensation would be based on assets of the American Century Funds attributable to the Contracts and certain other contracts issued by Lincoln Life and its affiliates.

   INTERNATIONAL STOCK PORTFOLIO OF T. ROWE PRICE INTERNATIONAL SERIES, INC.

INTERNATIONAL STOCK PORTFOLIO: The International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

  The Series is managed by Rowe Price-Fleming International, Inc., one of America's largest international no load mutual fund managers with approximately $25 billion under management as of December 31, 1996, from its offices in Baltimore, London, Tokyo, Hong Kong and Singapore.

                              CONTRACT PROVISIONS

                                    GENERAL

  These Contracts were designed for Employers and other entities to enable Participants and Employers to accumulate funds for retirement programs meeting the requirements of the following Sections of the Internal Revenue Code of 1986, as amended (the "Code"): 401(a), 403(b), 408, 457 and other related Sections as well as for programs offering non-qualified annuities. An Employer, Association or trustee in some circumstances, may enter into a Contract with Lincoln Life by filling out an application and returning it to Lincoln Life. Upon Lincoln Life's acceptance of the application, Contractholders or an affiliated Employer can forward Contributions on behalf of employees who then become Participants under the Contracts. For Plans that have allocated rights to the Participant, Lincoln Life will issue to each Participant a separate Active Life Certificate that describes the basic provisions of the Contract to each Participant.

                     CONTRIBUTIONS UNDER THE CONTRACT

  Generally, under the Contracts, Contributions are forwarded by the Contractholders to Lincoln Life for investment. Depending on the Plan, the Contributions may consist of salary reduction Contributions, Employer Contributions or post-tax Contributions.

  Contributions may accumulate on either a guaranteed or variable basis depending upon the Divisions available under the Contract and/or the Division in which the Contributions are deposited. Contributions to the Guaranteed Interest Division become part of Lincoln Life's General Account and are guaranteed a minimum rate of interest. See "Guaranteed Interest Division." Contributions to the Variable Investment Division increase or decrease in value daily to reflect the investment experience of the Sub-Accounts in which the Contributions are invested.

  Contributions by Participants may be in any amount unless there is a minimum amount set by the Contractholder or Plan. A Contract may require the Contractholder to contribute a minimum annual amount on behalf of all Participants. Annual Contributions under Qualified Plans may be subject to maximum limits imposed by the Code. Annual Contributions under non-qualified plans may be limited by the terms of the Contract. In the Statement of Additional Information see "Tax Law Considerations" for a discussion of these limits. Subject to any restrictions imposed by the Plan or the Code, transfers from other contracts and qualified rollover Contributions will be accepted.

  Section 830.205 of the Texas Education Code provides that Employer or state Contributions (other than salary reduction Contributions) on behalf of Participants in the Texas Optional Retirement Program ("ORP") vest after one year of participation in the program. Lincoln Life will return Employer Contributions to the Contractholder for those employees who terminate employment in all Texas institutions of higher education before becoming vested. During this first participation year in the ORP, ORP Participants may only direct Employer and state Contributions to the Guaranteed Interest Division.

  Contributions must be in United States funds. All withdrawals and distributions under this Contract will be in U.S. funds. If a bank or other financial institution does not honor the check or other payment method constituting a Contribution, Lincoln Life will treat the Contribution as invalid. All allocation and subsequent transfers resulting from the invalid Contributions shall be reversed and the party responsible for the invalid Contribution shall reimburse Lincoln Life for any losses or expenses resulting from the invalid Contribution.

                             INITIAL CONTRIBUTIONS

  The initial Contribution for a Participant will be credited to the Participant's Account no later than two Business Days after it is received by Lincoln Life at its service office if it is preceded or accompanied by a completed enrollment form containing all the information necessary for processing the Participant's Contribution. If Lincoln Life does not receive a complete enrollment form, Lincoln Life will notify the Contractholder or the Participant that Lincoln Life does not have the necessary information to process the Contribution. If the necessary information is not provided to Lincoln Life within five (5) Business Days after Lincoln Life first receives the initial Contribution, Lincoln Life will return the initial Contribution less any withdrawal(s) by the Participant or by the Contractholder, unless the Participant or the Contractholder specifically consents to Lincoln Life retaining the Contribution until the enrollment form is made complete.

  Notwithstanding the above, when the Contract includes language regarding the "Pending Allocation Account", the following shall apply: Where state approval has been obtained, if Lincoln Life receives Contributions which are not accompanied by a properly completed Enrollment Form, Lincoln Life will notify the Contractholder of that fact and deposit the Contributions to the Pending Allocation Account, unless such Contributions are designated to another Account in accordance with the Plan. Within two Business Days of receipt of a properly completed Enrollment Form, the Participant's Account balance in the Pending Allocation Account will be transferred in accordance with the allocation percentages elected on the Enrollment Form. All future Contributions will also be allocated in accordance with these percentages until such time as the Participant may notify Lincoln Life of a change. If a properly completed Enrollment Form is not received after three monthly notices have been sent, the Participant's Account balance in the Pending Allocation Account will be refunded to the Contractholder within 105 days of the date of the initial Contribution. The Pending Allocation Account invests in Fidelity's Variable Insurance Products Fund Money Market Portfolio and is not available as an investment option under the group annuity contract. Mortality & Expense Risk Charges and the Annual Administration Charge do not apply to this Account. These charges will be applicable upon receipt of a properly completed Enrollment Form and the Participant's contract Participation Date will be the date money was deposited in the Pending Allocation Account.

                          ALLOCATION OF CONTRIBUTIONS

  A Participant must designate in writing, subject to the Plan, the percent of their Contribution which will be allocated to each Division and to each Sub-Account available under their Contract. The Contributions allocation percentage to the Guaranteed Investment Division or any Sub-Account can be in any whole percent. A Participant whose Employer offers two or more Lincoln Life contracts for the same type of Qualified or Non-Qualified Plans may allocate Contributions to a maximum of ten Sub-Accounts and the Guaranteed Interest Division. Participants, subject to the terms of the Plan, may change the allocation of Contributions by notifying Lincoln Life in writing or by telephone in accordance with procedures published by Lincoln Life. Telephone requests for allocation changes follow the same verification of identity rules as for Transfers. (See "Telephone Transfers.") When Lincoln Life receives a notice in writing, the form must be acceptable to Lincoln Life. Upon receipt by Lincoln Life, the change will be effective for all Contributions received concurrently with the allocation change form and for all future Contributions, unless a later date is requested. Changes in the allocation of future Contributions have no effect on amounts a Participant may have already contributed. Such amounts, however, may be transferred between Divisions and Sub-Accounts pursuant to the requirements described in "Transfers between Divisions and Sub-Accounts." Allocations of Employer Contributions may be restricted by the applicable plan.

                            SUBSEQUENT CONTRIBUTIONS

  The Contractholder will forward Contributions to Lincoln Life specifying the amount being contributed on behalf of each Participant. The Contractholder must send Contributions and provide such allocation information in accordance with procedures established by Lincoln Life. The Contributions shall be allocated among the Guaranteed Interest Division and the Variable Investment Division in accordance with the Contractholder's or the Participant's written instructions as described above in "Allocation of Contributions."

                          INVESTMENT OF CONTRIBUTIONS

  Contributions are invested as of the date of receipt at Lincoln Life's service office, provided that they are received prior to 4:00 p.m. (Eastern
Time) on a Business Day and allocation information is provided in a form acceptable to Lincoln Life in accordance with procedures established by Lincoln Life. If the Contribution is received after 4:00 p.m. (Eastern Time), Lincoln Life will invest the Contribution on the next Business Day. Contributions on behalf of a Participant which are allocated to the Variable Investment Division will be credited with Accumulation Units as of that date. A Participant's interest in the Variable Investment Division during the Accumulation Period is the value of the Participant's Accumulation Units in the Variable Investment Division. The number of Accumulation Units credited to a Participant's Account in a Sub-Account is calculated by dividing the Contribution allocated to the Sub-Account by the dollar value of an Accumulation Unit next determined after receipt of the Contribution. The number of Accumulation Units purchased will not vary as a result of any subsequent fluctuations in the Accumulation Unit Value. The Accumulation Unit Value, of course, fluctuates with the investment performance of the underlying Fund and also reflects deductions and charges made against the Variable Investment Division.

                    DETERMINATION OF ACCUMULATION UNIT VALUE

  Lincoln Life determines the Accumulation Unit Value of each Sub-Account on each Valuation Date. Accumulation Unit Values are determined by multiplying the Net Investment Factor for the current Valuation Period by the Accumulation Unit Value as of the end of the immediately preceding Valuation Period.

  Lincoln Life uses a Net Investment Factor to measure the daily fluctuations in value of a Sub-Account. The Net Investment Factor for any Valuation Period is determined as follows:

    (a) The net asset value per share of the underlying Fund as of the end of a Valuation Period is added to the amount per share of any dividends or capital gain distributions paid by the Fund during that Valuation Period;

    (b) The amount in (a) above is then divided by the net asset value per share of the underlying Fund as of the end of the immediately preceding Valuation Period;

    (c) The result of (a) divided by (b) is then multiplied by one minus the annual mortality and expense risk charge to the n/365th power where n equals the number of calendar days since the immediately preceding Valua-tion Date.

  The above calculation will be adjusted by the amount per share of any taxes which are incurred by Lincoln Life because of the existence of the Variable Investment Division.

  The Participant's Account balance is equal to the sum of the Participant's Account balances in both the Variable Investment Division and the Guaranteed Interest Division.

                  TRANSFERS BETWEEN DIVISIONS AND SUB-ACCOUNTS

  During the Accumulation Period and subject to the terms of the Plan, transfers may be made of all or part of a Participant's Account balance in any Division or Sub-Account to another Sub-Account or Division. Transfers will not change the allocation of future Contributions to the Divisions and Sub-Accounts. Lincoln Life does not require that any minimum amount be transferred. To effect a transfer, Lincoln Life must receive a written transfer request in a form acceptable to Lincoln Life.

  Transfers to or from the Variable Investment Division are made using the Accumulation Unit Value next computed following Lincoln Life's receipt of the written transfer request.

          TELEPHONE TRANSFERS BETWEEN DIVISIONS AND SUB-ACCOUNTS

  Lincoln Life may accept telephone transfers from Participants when this is allowed by the Contractholder. In order to prevent unauthorized or fraudulent transfers, Lincoln Life will require a

Participant to provide certain identifying information before Lincoln Life will act upon their instructions. Lincoln Life may also assign the Participant a Personal Identification Number (PIN) to serve as identification. Lincoln Life will not be liable for following telephone instructions it reasonably believes are genuine. Telephone transfer requests may be recorded and written confirmation of all transfer requests will be mailed to the Participant or Contractholder on the next Business Day. Telephone transfers will be processed on the Business Day that they are received when they are received at the Lincoln Life service office before 4:00 p.m. Eastern Time. If the Participant or Contractholder determines that a transfer has been made in error, the Participant or Contractholder must notify Lincoln Life within 30 days of the confirmation notice date. See "Contract Provisions, Transfers between Divisions and Sub-Accounts."

                                  WITHDRAWALS

  During the Accumulation Period and subject to the terms of the Plan, withdrawals may be made from either or both Divisions of all or part of the Participant's Account balance in a Division or Sub-Account remaining after deductions for any applicable (1) Contingent Deferred Sales Charge ("CDSC");
(2) Annual Administration Charge (imposed on Total Withdrawals), (3) premium taxes, and (4) outstanding loan including loan security. Annuity Conversion Amounts are not considered withdrawals. See "Annuity Period, Annuities:
General."

  All withdrawal requests must indicate the amount to be withdrawn and be submitted in a form acceptable to Lincoln Life. If the request does not specify the Sub-Accounts and/or the Divisions from which the withdrawal is to be made, the withdrawal will be made pro rata based on balances in the Sub-Accounts and the Guaranteed Investment Division. Lincoln Life does not require that any minimum amount be withdrawn. Telephone withdrawal requests are not permitted.

  Withdrawals from the Variable Investment Division are made by reducing the Participant's number of Accumulation Units in the applicable Sub-Account. In determining the number of Accumulation Units to be reduced, Lincoln Life uses the Accumulation Unit Value next computed after Lincoln Life's receipt of the written withdrawal request.

  Payment of all Variable Investment Division withdrawal amounts generally will be made within seven days after receipt by Lincoln Life of the withdrawal request in a form acceptable to Lincoln Life. See "Market Emergencies."

                               TOTAL WITHDRAWALS

  A Total Withdrawal can only be made by a Participant who has no outstanding loans under the Contract. A Total Withdrawal of a Participant's Account will occur when (a) the Participant or Contractholder requests the liquidation of the Participant's entire Account balance, or (b) the amount requested plus any CDSC results in a remaining Participant's Account balance of less than or equal to the Annual Administration Charge, in which case the request is treated as if it were a request for liquidation of the Participant's entire account balance.

  Any Active Life Certificate must be surrendered to Lincoln Life when a Total Withdrawal occurs. If a Contractholder resumes Contributions on behalf of a Participant after a Total Withdrawal, the Participant will receive a new Participation Date and Active Life Certificate.

  A Participant refund under the free-look provisions is not considered a Total Withdrawal.

                              PARTIAL WITHDRAWALS

  A Partial Withdrawal of a Participant's Account will occur when less than a Total Withdrawal is made from a Participant's Account.

                          SYSTEMATIC WITHDRAWAL OPTION

  Participants who are at least age 59 1/2, are separated from service from their employer, or are disabled, and certain spousal beneficiaries and alternate payees who are former spouses, may be eligible for a Systematic Withdrawal Option ("SWO") under the Contract. Payments are made only from the Guaranteed Interest Division. Under the SWO a Participant may elect to withdraw either a monthly amount which is an approximation of the interest earned between each payment period based upon the interest rate in effect at the beginning of each respective payment period, or a flat dollar amount withdrawn on a periodic basis. A Participant must have a vested pre-tax account balance of at least $10,000 in the Guaranteed Interest Division in order to select the SWO. A Participant may transfer amounts from the Variable Investment Division to the Guaranteed Interest Division in order to support SWO payments. These transfers, however, are subject to the transfer restrictions described in this Prospectus and/or imposed by any applicable Plan. A one-time fee of up to $30 may be charged to set up the SWO. This charge is waived for total vested pre-tax account balances of $25,000 or more. More information about SWO, including applicable fees and charges, is available in the Contracts and Active Life Certificates as well as from Lincoln Life.

                          MAXIMUM CONSERVATION OPTION

  Under certain Contracts Participants who are at least age 70 1/2 may request that Lincoln Life calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10), 408 or 457(d) of the Code. The Participant must complete forms as required by Lincoln Life in order to elect this option. Lincoln Life will base its calculation solely on the Participant's Account Value with Lincoln Life. Participants who select this option are responsible for determining the minimum distributions amount applicable to their non-Lincoln Life contracts.

                            WITHDRAWAL RESTRICTIONS

  Withdrawals under Section 403(b) Contracts are subject to the limitations under Section 403(b)(11) of the Code and regulations thereof and in any applicable Plan document. That section provides that salary reduction Contributions deposited and earnings credited on any salary reduction Contributions after December 31, 1988 may only be withdrawn if the Participant has (1) died; (2) become disabled; (3) attained age 59 1/2; (4) separated from service; or (5) incurred a hardship. If amounts accumulated in a Section 403(b)(7) custodial account are deposited in a Contract, such amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction Contributions under the Contracts. For more information on these provisions see "Federal Income Tax Considerations."

  Withdrawal requests for a Participant under Section 401(a) Plans, Section 457(b) Plans and Plans subject to Title I of ERISA must be authorized by the Contractholder on behalf of a Participant. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of the Participant's Account balance which is available for distribution to the Participant. Withdrawal requests for Section 457(f) Plans must be requested by the Contractholder.

  As required by Section 830.105 of the Texas Education Code, withdrawal requests by Participants in the Texas Optional Retirement Program ("ORP") are only permitted in the event of (1) death; (2) retirement; (3) termination of employment in all Texas institutions of higher education; or (4) attainment of age 70 1/2. A Participant in an ORP Contract is required to obtain a certificate of termination from the Participant's Employer before a withdrawal request can be granted.

  For withdrawal requests (other than transfers to other investment vehicles), by Participants under Plans not subject to Title I of ERISA and non-401(a) Plans and non-457 Plans, the Participant must certify to Lincoln Life that one of the permitted distribution events listed in the Code has occurred

(and provide supporting information, if requested) and that Lincoln Life may rely on such representation in granting such withdrawal request. See "Federal Income Tax Considerations." A Participant should consult their tax adviser as well as review the provisions of their Plan before requesting a withdrawal.

  In addition to the restrictions noted above, a Plan and applicable law may contain additional withdrawal or transfer restrictions.

  Withdrawals may have Federal tax consequences. In addition, early withdrawals, as defined under Section 72(q) and 72(t) of the Code, may be subject to a ten percent excise tax.

                              DEATH BENEFITS

  The payment of death benefits will be governed by the provisions of the applicable Plan and the Code. In the event of the death of a Participant during the Accumulation Period, Lincoln Life will pay the Beneficiary, if one is living, or the Plan the greater of the following amounts:

    (1) The Net Contributions, or

    (2) The Participant's Account balance less any outstanding loan (includ-ing principal and due and accrued interest), provided that, if Lincoln Life is not notified of the Participant's death within six months of such death, the Beneficiary will receive the Death Benefit amount described in para-graph (2).

  A Beneficiary may elect to have the Death Benefit (1) paid as a lump sum, (2) converted to a Payout Annuity or (3) as a combination of a lump sum payment and a Payout Annuity.

  Lincoln Life will calculate the Death Benefit as of the end of the Valuation Period during which it receives both satisfactory notification of the Participant's death and an election of a form of Death Benefit (as described below). Payment of a lump sum election generally will be made within seven days following such calculation. Payment of an annuity option will be paid in accordance with the provisions regarding annuities. See "Annuity Period." If no election is made within sixty days following Lincoln Life's receipt of satisfactory notice of the Participant's death, the Death Benefit will be paid in the form of a lump sum payment and will be calculated as of the end of the Valuation Period during which that sixtieth day occurs (and payment generally will be made within seven days after such calculation date). See "Market Emergencies".

  Satisfactory proof of death may consist of: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death; or any other proof satisfactory to Lincoln Life.

  Notwithstanding the above, under qualified annuities, if the Beneficiary is someone other than the spouse of the deceased Participant, the Code provides that the Beneficiary may not elect an annuity which would commence later than December 31st of the calendar year following the calendar year of the Participant's death. If a non-spousal Beneficiary elects to receive payment in a single lump sum, the Code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the Participant's death.

  If the Beneficiary is the surviving spouse of the deceased Participant, distributions generally are not required under the Code to begin earlier than December 31st of the calendar year in which the Participant would have attained age 70 1/2. If the surviving spouse dies before the date distributions commence, then, for purposes of determining the date distributions to the Beneficiary must commence, the date of death of the surviving spouse is substituted for the date of death of the Participant.

  Other rules apply to non-qualified annuities. See "Federal Income Tax Considerations."

  If there is no living named Beneficiary on file with Lincoln Life at the time of a Participant's death and unless the Plan directs otherwise, Lincoln Life will pay the Death Benefit to the Participant's estate in the form of a lump sum payment, upon receipt of satisfactory proof of the Participant's death, but only if such proof of death is received by Lincoln Life no later than the end of the fourth calendar year following the year of the Participant's death. In such case, valuation of the Death Benefit will occur as of the end of the Valuation Period during which due proof of death is received by Lincoln Life, and the lump sum Death Benefit generally will be paid within seven days of that date. See "Market Emergencies".

                             DEDUCTIONS AND CHARGES

             CHARGES AGAINST THE VARIABLE INVESTMENT DIVISION

MORTALITY AND EXPENSE RISK CHARGES

  Certain charges will be assessed as a percentage of the value of the net assets of the Variable Investment Division to compensate Lincoln Life for risks assumed in connection with the Contracts.

  Lincoln Life deducts from the net assets of the Variable Investment Division a daily charge of 1.20% on an annual basis.

  This charge is assessed both during the Accumulation Period and the Annuity Period, although during the Annuity Period, Lincoln Life will bear no mortality risk with respect to the Annuity Options that do not involve life contingencies. This amount is intended to compensate Lincoln Life for certain Mortality and Expense Risks Lincoln Life assumes in operating the Variable Investment Division and for providing services to the Participant. The total charge may not be altered.

  The Expense Risk is the risk that Lincoln Life's actual expenses in issuing and administering the Contract will be more than Lincoln Life estimated. The Mortality Risk borne by Lincoln Life arises from the chance that Lincoln Life's actuarial estimate of mortality rates during the Annuity Period, as guaranteed in the Contract, may prove erroneous and that an Annuitant may live longer than expected. This contractual guarantee assures that neither an Annuitant's own longevity nor an improvement in life expectancy generally will have any adverse effect under the Contracts. In addition, Lincoln Life bears the Mortality Risk because it guarantees to pay a Death Benefit that may be higher than the Participant's Account balance upon the death of the Participant prior to the Annuity Period.

                       CHARGES AGAINST THE CONTRACTS

  The charges that Lincoln Life assesses in connection with the Contracts are described below.

ANNUAL ADMINISTRATION CHARGE

  Lincoln Life provides many administrative functions in connection with the Contracts, including receiving and allocating Contributions in accordance with the Contracts, making annuity payments when they become due, and preparing and filing all reports required to be filed by the Variable Investment Division. In addition, Lincoln Life provides Participants with Account statements and accounting services that keep track of pre-tax monies, employee and Employer monies, vested Account balances and rollover or transferred monies.

  In consideration for these administrative services, Lincoln Life currently deducts $25 (or the balance of the Participant's Account if less) per year from each Participant's Account balance on the last Business Day of the month in which a Participation Anniversary occurs. This charge is deducted only during the Accumulation Period. This Annual Administration Charge is also withdrawn from a

Participant's Account balance if and when a Participant's Account is totally withdrawn. The charge may be increased or decreased (subject to any appropriate regulatory approvals).

  The Annual Administration Charge may be reduced or waived for those Participants who are participating under another Lincoln Life contract which imposes an Annual Administration Charge or where Lincoln Life's interest costs or expenses are reduced due to the terms of the Contract, economies of scale or administrative assistance provided by the Contractholder. In addition, the Employer has the option of paying the Annual Administration charge on behalf of the Participants under a Contract.

  Under certain Contracts, the Contractholder may also choose to have the Annual Administration Charge paid only by those Participants in the Variable Investment Division. Contracts offering this provision will typically have a declared interest rate in the Guaranteed Interest Division which is lower than under contracts not offering this provision. For contracts offering this provision, the Annual Administration Charge will be deducted as described in this section.

PREMIUM TAXES

  Certain states require that a premium tax be paid on contributions to a variable annuity contract. Others assess a premium tax at the time of annuitization. Lincoln Life will deduct a charge for any applicable premium tax from the Participant's Account balance either: (1) at the time of a Total Withdrawal of a Participant's Account balance; (2) on the Annuity Commencement Date; (3) at such other date as the taxes are assessed. Various states levy a premium tax, currently ranging from 0.5% to 4.0%, on variable annuity contracts.

CONTINGENT DEFERRED SALES CHARGE

  Lincoln Life does not impose a sales charge at the time a Contribution is made to a Participant's Account under the Contract. During the Accumulation Period and prior to the 11th Participation Year, Lincoln Life charges a Contingent Deferred Sales Charge ("CDSC") on all Total or Partial Withdrawals of a Participant's Account balance unless Lincoln Life receives at the time of the withdrawal request reasonable proof necessary to verify that: (a) the Participant has attained age 59 1/2; (b) the Participant has died; (c) the Participant has incurred a disability as defined under the Contract; or (d) the Participant has terminated employment with the Employer.

  The CDSC reimburses Lincoln Life for part or all of its expenses related to distributing the Contracts. If the revenues generated by the CDSC are not sufficient to cover Lincoln Life's actual costs of distribution, such costs will be paid from Lincoln Life's General Account assets, which may include any ultimate profit derived from the mortality and expense risk charge.

  Amounts subject to a CDSC are charged in accordance with the following schedule:

                  DURING
            PARTICIPATION YEAR                             CDSC
            ------------------                             ----
               1-6                                           5%
               7                                             4%
               8                                             3%
               9                                             2%
              10                                             1%
              11 and later                                   0%

  A Contractholder has the option of adding financial hardship as an event entitling the Participant to a withdrawal from the Contract without the imposition of a CDSC. A Contractholder can also choose a provision under the Contract permitting Participants to make a withdrawal, once in each calendar year, of up to 20% of their Account balance without the imposition of a CDSC.

Contractholders choosing these additional benefits may receive a lower declared interest rate under the Guaranteed Interest Division of their Contract than under Contracts not offering these benefits. Under certain Contracts, the Contractholders may choose to require that the Participant be age 55 or older and have terminated employment in order to be entitled to a withdrawal without a CDSC. Contracts containing this additional restriction may receive a higher declared interest rate in the Guaranteed Interest Division than the Contracts not containing this restriction.

  The CDSC on any withdrawal may be reduced or eliminated but only to the extent that Lincoln Life anticipates that it will incur lower sales expenses or perform fewer sales services due to economies arising from (a) the size of the particular group, (b) an existing relationship with the Contractholder or Employer, (c) the utilization of mass enrollment procedures, or (d) the performance of sales functions by the Contractholder or an Employer which Lincoln Life would otherwise be required to perform.

  The CDSC is imposed on the Gross Withdrawal Amount. A Participant may request to receive a specific Net Withdrawal Amount. If the Participant requests a specific Net Withdrawal Amount, the CDSC will be imposed on a Gross Withdrawal Amount, which after deducting the CDSC, gives the Participant the Net Withdrawal Amount requested. The following example illustrates the formula:

    Participant requests a Net Withdrawal Amount of $100 in their tenth Par-ticipation Year. Lincoln Life will impose the 1% CDSC on a Gross Withdrawal Amount of $101.01 and the Participant will receive $100. This is the stan-dard procedure for withdrawals.

  The CDSC will be deducted from the Divisions and Sub-Accounts in proportion to amounts withdrawn therefrom. Death Benefit payments and amounts converted to an annuity are not subject to a CDSC. In no event will the CDSC, when added to any CDSC previously imposed due to a Participant withdrawal, exceed 8.5% of the cumulative Contributions to a Participant's Account.

                               MISCELLANEOUS

  The Variable Investment Division purchases shares from the Funds at net asset value. The net asset value reflects investment management fees and other expenses that have already been deducted from the assets of the Funds. The Funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in each prospectus for the Funds.

                                 ANNUITY PERIOD

                                    GENERAL

  To the extent permitted by the Plan, the Participant, or the Beneficiary of a deceased Participant, may elect to convert all or part of the Participant's Account balance or the Death Benefit to a Payout Annuity. Payout Annuities are available as either a Guaranteed or Variable Annuity or a combination of both. Annuity payments from the Guaranteed Interest Division remain constant throughout the annuity period. Annuity payments from the Variable Investment Division fluctuate depending upon the investment experience of the applicable Sub-Accounts. Variable Annuity payments are based upon Annuity Unit Values. See "Annuity Payments" below and "Determination of Variable Annuity Payments" in the Statement of Additional Information for further information.

  The Annuity Commencement Date marks the date on which Lincoln Life makes the first annuity payment to an Annuitant. For Plans subject to Section 401(a)(9)(B) of the Code, a Beneficiary must select an Annuity Commencement Date that is not later than one year after the date of the Participant's death. A Participant or Contractholder may select any Annuity Commencement Date for the Annuitant which is then reflected in the Retired Life Certificate. However, since an annuity payment is considered a distribution under the Code, selection of an Annuity Commencement Date may be affected by the distribution restrictions under the Code and the minimum distribution requirements under Section 401(a)(9) of the Code. See "Federal Income Tax Considerations." The selection of an Annuity Commencement Date, the annuity option, the amount of the Payout Annuity and whether the amount is to be paid as a Guaranteed or a Variable Annuity must be made by the Participant in writing, in a form satisfactory to Lincoln Life, and received by Lincoln Life at least 30 days in advance of the Annuity Commencement Date. After the Annuity Commencement Date an Annuitant may not change either their annuity option or the type (i.e., variable or guaranteed) of Payout Annuity for any amount applied toward the purchase of an annuity.

  The Annuity Conversion Amount is either the Participant's Account balance, or a portion thereof, or the Death Benefit plus interest, as of the Annuity Payment Calculation Date. For a Guaranteed Annuity, the Annuity Commencement Date is typically one month after the Annuity Payment Calculation Date; subsequent payments are at one month intervals from the Annuity Commencement Date. For a Variable Annuity, the Annuity Commencement Date is 10 Business Days after the initial Annuity Payment Calculation Date; subsequent monthly payments have Annuity Payment Calculation Dates which are 10 Business Days prior. The 10 Business Days are necessary to calculate the amount of the Payout Annuity payments and to mail the checks in advance of their monthly due dates.

  If the Participant's Account balance or the Beneficiary's Death Benefit is less than $2,000 or if the amount of the first scheduled payment is less than $20, Lincoln Life may, at its option, cancel the annuity and pay the Participant or Beneficiary the entire amount in a lump sum.

                          PAYOUT ANNUITY PAYMENTS

  The amount of each annuity payment will depend upon the Annuity Conversion Amount applied to an annuity option, the form of the annuity option selected and the age of the Participant at the Annuity Commencement Date. Unless otherwise notified, Lincoln Life will apply the Participant's Account balance in the Guaranteed Interest Division toward a Guaranteed Annuity and the Participant's Account balance in the Variable Investment Division toward a Variable Annuity.

  The payment amount for a Guaranteed Annuity is determined by dividing the Participant's Annuity Conversion Amount in the Guaranteed Interest Division as of the initial Annuity Payment Calculation Date by the applicable Annuity Conversion Factor as defined in the Contract.

  The initial payment amount for a Variable Annuity is determined by dividing the Participant's Annuity Conversion Amount(s) in the applicable Sub-Account(s) as of the initial Annuity Payment Calculation Date by the applicable Annuity Conversion Factor as defined in the Contract. The amounts of subsequent payments vary depending on the investment experience of the Sub-Account(s) and the interest rate option selected by the Contractholder or Annuitant. The payment amounts will not be affected by Lincoln Life's mortality or expense experience and will not be reduced by an Annual Administration Charge. For additional information on the determination of subsequent payment amounts, refer to the Statement of Additional Information, "Determination of Variable Annuity Payments."

                          PAYOUT ANNUITY OPTIONS

  Lincoln Life offers a range of annuity options including, but not limited to, the following:

SINGLE LIFE ANNUITY

  Payments are made monthly during the lifetime of the Annuitant, and the annuity terminates with the last payment preceding death.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10, 15 OR 20 YEARS

  Payments are made monthly during the lifetime of the Annuitant with a monthly payment guaranteed to the Beneficiary for the remainder of the selected number of years, if the Annuitant dies before the end of the period selected. Payments under this annuity option are smaller than a Single Life Annuity without a guaranteed payment period.

JOINT LIFE ANNUITIES

  Payments are made monthly during the joint lifetime of the Annuitant and a designated second person.

NON-LIFE ANNUITIES

  Annuity payments are guaranteed monthly for the selected number of years. While there is no right to make any total or partial withdrawals during the Annuity Period, an Annuitant who has selected this annuity option as a Variable Annuity or a surviving Beneficiary may request at any time during the payment period that the present value of any remaining installments be paid in one lump sum. Such lump sum payment will be treated as a Total Withdrawal during the Accumulation Period and may be subject to a CDSC. See "Deductions and Charges" and "Federal Income Tax Considerations."

  Under Qualified Plans, any annuity selected must be payable over a period that does not extend beyond the life expectancy of the Participant and the Participant's designated Beneficiary. If the Beneficiary is someone other than the Participant's spouse, the present value of payments to be made to the Participant must be more than 50% of the present value of the total payments to be made to the Participant and the Beneficiary.

  In the event that an Annuitant dies before the end of a designated Annuity period, the Beneficiary, if any, or the Annuitant's estate will receive any remaining payments due under the annuity option in effect.

  Note Carefully: Under the Single Life Annuity and Joint Life Annuities options it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the due date of the second annuity payment; only two annuity payments if the Annuitant(s) were to die before the due date of the third annuity payment; and so forth.

                       FEDERAL INCOME TAX CONSIDERATIONS

  The following discussion is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon Lincoln Life's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

  The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b) or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary may depend on the tax status of the individual concerned.

  In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax qualified retirement plan in order to continue receiving favorable tax treatment. Therefore, you should consult your legal counsel and tax adviser regarding the suitability of the Contract for your situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. This summary assumes that Qualified Contracts are purchased with proceeds from retirement plans that qualify for the intended special Federal income tax treatment.

  All dollar amounts and percentages stated below are subject to change according to Federal law. For additional Federal Income Tax Consideration, please refer to the Statement of Additional Information.

                          NON-QUALIFIED CONTRACTS

  In general, under non-qualified annuity contracts, an individual may make Contributions to the Contracts which are not tax-deductible. A participant is generally not taxed on increases in the value of a contract until a distribution occurs. This can be in the form of a lump sum payment received by requesting all or part of the cash value (i.e., withdrawals) or as Annuity Payouts. For this purpose, the assignment or pledge of, or the agreement to assign or pledge, any portion of the value of a contract will be treated as a distribution. A transfer of ownership of a contract, or designation of an annuitant (or other beneficiary) who is not also the participant, may also result in tax consequences. The taxed portion of a distribution (in the form of a lump sum payment or an annuity) is taxed as ordinary income. For Contributions made after February 28, 1986, a participant who is not a natural person (for example, a corporation) will, subject to limited exceptions, be taxed on any increase in the contract's cash value over the investment in the contract during the taxable year, even if no distribution occurs. The following discussion applies to contracts owned by or on behalf of participants who are natural persons.

  In General. Section 72 of the Code governs taxation of annuities in general. Lincoln Life believes that an Owner who is a natural person generally is not taxed on increases in the Owner's Account Value until distribution occurs by withdrawing all or part of such Account Value (e.g., withdrawals or Annuity payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Account Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. (The Contracts are not assignable without Lincoln Life's prior consent. See "Assignability.") The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

  The owner of any Contract who is not a natural person generally must include in income any increase in the excess of the Account Value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective Owners that are not natural persons may wish to discuss these with a competent tax adviser.

  Withdrawals. In the case of a withdrawal, generally amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the withdrawal exceeds the investment in the contract at that time. Any additional amount withdrawn is not taxable. The investment in the contract generally equals the portion, if any, of any contributions paid by or on behalf of a participant under a contract which is not excluded from the participant's gross income.

  Annuity Payouts. Even though the tax consequences may vary depending on the form of Annuity Payout selected under the contract, the recipient of an Annuity Payout generally is taxed on the portion of such payout that exceeds the investment in the contract. For variable Annuity Payouts the taxable portion is determined by a formula that establishes a specific dollar amount of each payout that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payouts. For fixed Annuity Payouts, there generally is no tax on the portion of each payout that represents the same ratio that the investment in the contract bears to the total expected value of payouts for the term of the annuity; the remainder of each payout is taxable. For individuals whose annuity starting date is after December 31, 1986, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the contract.

  Excise tax. There may be imposed an excise tax on distributions equal to 10% of the amount treated as taxable income. The excise tax is not imposed in certain circumstances, which generally are distributions:

    1. Received on or after the participant attains age 59 1/2;

    2. Made as a result of the participant's death or disability;

    3. Received in substantially equal installments as a life annuity (sub-ject to special recapture rules if the series of payouts is subsequently modified);

    4. Allocable to the investment in the contract before August 14, 1982;

    5. Under a qualified funding asset in a structured settlement;

    6. Under an Immediate Annuity contract as defined in the Code; and/or

    7. Under a contract purchased in connection with the termination of cer-tain retirement plans.

  Multiple contracts. All non-qualified annuity contracts entered into after October 21, 1988, and issued by the same insurance company (or its affiliates) to the same participant during any calendar year will be treated as a single contract for tax purposes.

  Diversification. Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying a non-qualified annuity contract must be "adequately diversified" in accordance with treasury regulations in order for the contract to qualify as an annuity contract under section 72 of the Code. The Variable Investment Division, through the Fund, intends to comply with the diversification requirements prescribed in the regulations.

  Required Distributions. In addition to the requirements of section 817(h), the Code (section 72(s)) provides that non-qualified annuity contracts issued after January 18, 1985, will not be treated as annuity contracts for purposes of section 72 unless the contract provides that (a) if any Participant dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the Participant's death; and (B) if any Participant dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the Participant. These requirements are considered satisfied if any portion of the Participant's interest that is payable to or for the benefit of a "designated beneficiary" is distributed over that designated beneficiary's life, or a period not extending beyond the designated beneficiary's life expectancy, and if that distribution begins within one year of the Participant's death. The "designated beneficiary" must be a natural person. Contracts issued after January 18, 1985 contain provisions intended to comply with these Code requirements, although regulations interpreting these requirements have yet to be issued. Lincoln Life intends to review such provisions and modify them, if necessary, to assure that they comply with the requirements of section 72(s) when clarified by regulation or otherwise.

                            QUALIFIED CONTRACTS

  In General. The Qualified Contract is designed for use with several types of retirement plans. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

  Lincoln Life makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract.

  Section 401(a) Plans. Section 401(a) of the Code provides special tax treatment for pension, profit sharing and stock bonus Plans established by Employers for their employees. Contributions to a Section 401(a) Plan and any earnings attributable to such Contributions are currently excluded from the Participant's income. Section 401(a) Plans are subject to, among other things, limitations on: maximum Contributions, minimum coverage and participation, minimum funding, minimum vesting requirements and distribution requirements. The specific limitations are outlined in the plan document adopted by the employer.

  A Participant who makes a withdrawal from a Section 401(a) program generally must include that amount in current income. In addition, Section 401(k)(2) of the Code requires that salary reduction Contributions made and/or earnings credited on any salary reduction Contributions may not be withdrawn from the Participant's Section 401(k) program prior to the Participant having
(1) attained age 59 1/2, (2) separated from service, (3) become disabled (4) died or (5) incurred a hardship. Hardship withdrawals may not include any income credited after December 31, 1988 that is attributable to any salary reduction Contributions. In addition, Section 402 of the Code permits tax-free rollovers from Section 401(a) programs to individual retirement annuities or certain other Section 401(a) programs under certain circumstances. Qualified distributions eligible for rollover treatment may be subject to a 20% federal tax withholding depending on whether or not the distribution is paid directly to an eligible retirement plan.

  Section 403(b) Plans. A Participant who is an employee of a hospital or other tax-exempt organization described in Section 501(c)(3) or 501(e) of the Code may exclude from current earnings amounts contributed to a Section 403(b) program. Under the terms of a Section 403(b) program, an Employer may make Contributions directly to the program on behalf of the Participant, the Participant may enter into a salary reduction agreement with the Participant's Employer authorizing the Employer to contribute a percentage of the Participant's salary to the program and/or the Participant may authorize the Employer to make after tax Contributions to the program. Currently, the Code permits employees to defer up to $9,500 of their income through salary reduction agreements. All Contributions made to the Section 403(b) program are subject to the limitations described in Code Sections 402(g) regarding elective deferral amounts, 403(b)(2) regarding the maximum exclusion allowance, and 415(a)(2) and 415(c) regarding the limitations on annual additions.

  A Participant who makes a withdrawal from their Section 403(b) program generally must include that amount in current income. In addition, Section 403(b)(11) of the Code requires that salary reduction Contributions made and/or earnings credited on any salary reduction Contributions after December 31, 1988 may not be withdrawn from the Participant's Section 403(b) program prior to the Participant having (1) attained age 59 1/2, (2) separated from service, (3) become disabled (4) died or (5) incurred a hardship. Hardship withdrawals may not include any income credited after December

31, 1988 that is attributable to any salary reduction Contributions. The Internal Revenue Service has ruled (Revenue Ruling 90-24) that amounts may be transferred between Section 403(b) investment vehicles as long as the transferred funds retain withdrawal restrictions at least as restrictive as that of the transferring investment vehicle. Such transferred amounts are considered withdrawals under the Contract and will be subject to a CDSC, if applicable. See "Deductions and Charges--Contingent Deferred Sales Charges." In addition, Section 403(b)(8) of the Code permits tax-free rollovers from Section 403(b) programs to individual retirement annuities or other Section 403(b) programs under certain circumstances. Qualified distributions eligible for rollover treatment may be subject to a 20% federal tax withholding depending on whether or not the distribution is paid directly to an eligible retirement plan.

  Section 408 Plans (IRAs). Under current law, individuals may contribute and deduct the lesser of $2,000 or 100% of their compensation to an IRA. The $2,000 is increased to $4,000 when the IRA covers the taxpayer and a non-working spouse. The deduction for contributions is phased out for individuals who are considered active participants under qualified Plans and whose Adjusted Gross Income attains a certain level. For a single person the $2,000 deduction is available when the taxpayers Adjusted Gross Income is $25,000 or less. For each $50 that the taxpayers Adjusted Gross Income is $25,000 or less. For each $50 that the taxpayer's Adjusted Gross Income rises above $25,000, the taxpayer's deductible IRA is reduced by $10. When the single taxpayer's Adjusted Gross Income is $35,000 or greater, a tax deduction for an IRA is no longer available. For a married couple filing jointly, the threshold level is $40,000 rather than $25,000. For a married person filing separately, the threshold is $0.

  In addition, certain amounts distributed from Section 401(a) and 403(b) Plans may be rolled over to an IRA on a tax-free basis if done in a timely manner (within 60 days of the Participant's receipt of the distribution). The limitations on contributions discussed above do not apply to amounts rolled over to an IRA.

  All Participants in an IRA receive an IRA Disclosure. This document explains the tax rules that apply to IRAs in greater detail.

  Eligible Section 457 Plans. Eligible Section 457 Plans may be established by state and local governments as well as private tax-exempt organizations (other than churches). Participants may contribute on a before tax basis to a deferred compensation Plan of their employer in accordance with the employer's Plan and
Section 457 of the Code. Section 457 places limitations on the amount of Contributions to these Plans. Generally, the limitation is one-third of includable compensation or $7,500 whichever is less. In the Participant's final three years of employment before normal retirement age, the $7,500 limit is increased to $15,000.

  Participants in an Eligible 457 Plan may not receive a withdrawal or other distribution from their Plan except in the event of separation of service from the employer, attainment of age 70 1/2, or when faced with an unforeseen emergency. The Contractholder's Plan may further restrict the Participant's rights to a withdrawal. In general, all amounts received under a Section 457 Plan are taxable.

  An employee electing to participate in an Eligible Section 457 Plan should understand that their rights and benefits are governed strictly by the terms of the Plan, that they are in fact a general creditor of the Employer under the terms of the Plan, that the Employer is legal owner of any contract issued with respect to the Plan and that the Employer retains all rights under the contract issued with respect to the Plan. Depending on the terms of the particular Plan, the Employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations. Participants under Eligible Section 457 Plans should look to the terms of their Plan for any charges in regard to participation other than those disclosed in this Prospectus.

  Section 457(f) Plans. Section 457(f) Plans may be established by state and local governments as well as private tax-exempt organizations. Employers and Participants may contribute on a before-tax basis to a deferred compensation Plan of their Employer in accordance with the Employer's Plan. Section 457(f) does not place limitations on the amount of Contributions to these Plans; however, the Internal Revenue Service may review these plans to determine if the deferral amount is acceptable to the IRS based on the nature of the 457(f) Plan.

  Participants in 457(f) Plans may not receive a withdrawal or other distribution from their 457(f) Plans until a distributable event occurs. The Plan will define such events.

  An employee electing to participate in a Section 457(f) Plan should understand that their rights and benefits are governed strictly by the terms of the Plan, that they are in fact a general creditor of the Employer under the terms of the Plan, that the Employer is legal owner of any contract issued with respect to the Plan and that the Employer retains all rights under the contract issued with respect to the Plan. Participants under Section 457(f) Plans should look to the terms of their Plan for any charges in regard to participating other than those disclosed in this Prospectus.

  Taxation of Qualified Annuities: General. In Qualified Plans such as 401(a), 403(b) and 408 and Eligible 457 Plans, the Participant is not taxed on the value in their Accounts until they receive payments from the Account. In some situations, default or forgiveness of a loan, assignment or other transactions will result in taxable income. Distributions from all these Plans are taxed under the rules of Sections 72 and 402 of the Code.

  Penalty Tax For Premature Distributions. Section 72(t) imposes a 10% excise tax on certain premature distributions for non-qualified and Section 401(a), 403(b) and 408 Plans. The penalty tax will not apply to distributions made on account of the Participant having (i) attained age 59 1/2; (ii) become disabled; or (iii) died. The penalty tax will also not apply under 401(a) and 403(b) retirement plans where a Participant separates from service after age
55. In addition, the penalty does not apply if the distribution is received as a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or life expectancies) of the Participant and a designated Beneficiary. Certain other exceptions may also apply. The 10% excise tax is an additional tax; it does not apply to any money that the Participant receives as a return of their cost basis. The 10% excise tax does not apply to Section 457 Plans.

  Minimum Distributions. Participants in Plans subject to Code Sections 401(a), 403(b), 408 and Eligible 457 Plans are subject to Minimum Distribution Rules. For a Participant who attains age 70 1/2 after December 31, 1987, distributions generally must begin by April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2. For a Participant who attains age 70 1/2 before January 1, 1988, distributions must begin on the April 1 of the calendar year following the later of (1) the calendar year in which the Participant attains age 70 1/2 or (2) the calendar year in which the Participant retires. Additional requirements may apply with respect to certain Plans.

  Participants in Eligible 457 Plans are taxed when Plan benefits are distributed or made available to them. Participants in 457(f) Plans are taxed when services related to contributions are performed or when distributions are not subject to a substantial risk of forfeiture. Distributions under Eligible 457 or 457(f) Plans are taxed as ordinary income.

  The following discussion generally applies to a Contract owned by a natural person.

  Withdrawals. In the case of a withdrawal under a Qualified Contract, including withdrawals under the Systematic Withdrawal Option, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Contributions paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

  With respect to Non-Qualified Contracts, partial withdrawals are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time.

  Full surrenders of a Non-Qualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

  Annuity Payments. Although the tax consequences may vary depending on the Annuity payment elected under the Contract, in general, only the portion of the Annuity payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity payments is taxable. For Variable Annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For Fixed Annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity payments for the term of the payments; however, the remainder of each Annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity payments is taxable. If Annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.

  Restrictions under Qualified Contracts. Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

                             INVESTOR CONTROL

  The Treasury Department has indicated that guidelines may be issued under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the contract owner has excessive control over the investments underlying the contract. The issuance of those guidelines may require us to impose limitations on your right to control the investment. We do not know whether any such guidelines would have a retroactive effect.

                                 VOTING RIGHTS

  Lincoln Life is the legal owner of the shares of the Funds held by the Variable Investment Division. As such, Lincoln Life is entitled to vote those Fund shares with respect to issues such as the election of a Fund's directors, ratification of a Fund's choice of independent auditors and other matters required by the 1940 Act to be voted on by shareholders.

  In those years in which the Funds hold a shareholder meeting, Lincoln Life will solicit from Contractholders voting instructions with respect to Fund shares held by the Variable Investment Division. Each Contractholder will receive a number of votes in proportion to the Contractholder's investment in the corresponding Sub-Account as of the record date established by the Fund.

  During the Accumulation Period, a Participant has the right to instruct Contractholders as to the votes attributable to their Participant Account balance in the Sub-Accounts. Annuitants have similar rights with respect to the annuity amount attributable to the Sub-Accounts.

  Lincoln Life will furnish Contractholders with sufficient Fund proxy material and voting instruction forms for all Participants who have voting rights under the Contract. Lincoln Life will vote those Fund shares attributable to the Contract for which Lincoln Life receives no voting instructions in the same proportion as Lincoln Life will vote shares for which Lincoln Life has received instructions. Lincoln Life will vote shares attributable to amounts Lincoln Life may have in the Variable Investment Division in the same proportion as votes that Lincoln Life receives from Contractholders. If the federal securities laws or regulations or any interpretation of them changes so that Lincoln Life is permitted to vote shares of the Fund in Lincoln Life's own right or to restrict Participant voting, Lincoln Life may do so.

  Fund shares may be held by separate accounts of insurance companies unaffiliated with Lincoln Life. Fund shares held by those separate accounts will be voted, in most cases, according to the instruction of owners of insurance policies and contracts issued by those other unaffiliated insurance companies. This will dilute the effect of the voting instructions of the Contractholders in the Variable Investment Division. Lincoln Life does not foresee any disadvantage to this. Pursuant to conditions imposed in connection with regulatory relief, the Fund's Board of Directors has an obligation to monitor events to identify conflicts that may arise and to determine what action, if any, should be taken. For further information, see the prospectuses for the Funds.

                           OTHER CONTRACT PROVISIONS

                        RIGHTS RESERVED BY LINCOLN LIFE

  Lincoln Life reserves the right, subject to compliance with applicable law, including approval by the Contractholder or the Participants if required by law, (1) to create additional Sub-Accounts in the Variable Investment Division,
(2) to combine or eliminate Sub-Accounts in the Variable Investment Division,
(3) to transfer assets from one Sub-Account in the Variable Investment Division to another, (4) to transfer assets to the General Account and other separate accounts, (5) to cause the deregistration of the Variable Investment Division under the Investment Company Act of 1940, (6) to operate the Variable Investment Division under a committee and to discharge such committee at any time, and (7) to eliminate any voting rights which the Contractholder or the Participants may have with respect to the Variable Investment Division, (8) to amend the Contract to meet state law requirements or to meet the requirements of the Investment Company Act of 1940 or other federal securities laws and regulations, (9) to operate the Variable Investment Division in any form permitted by law, (10) to substitute shares of another fund for the shares held by a Sub-Account, and (11) to make any change required by the Internal Revenue Code, ERISA or the Securities Act of 1933. Participants will be notified if any changes are made that result in a material change in the underlying investments of the Variable Investment Division.

                                 ASSIGNABILITY

  The Contracts are not assignable without Lincoln Life's prior written consent. In addition, a Participant, a Beneficiary or an Annuitant may not, unless permitted by law, assign or encumber any payment due under the Contract.

                               MARKET EMERGENCIES

  While Lincoln Life generally may not suspend the right of redemption or delay payment from the Variable Investment Division for more than seven days, the following events may delay payment for more than seven days: (1) any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) any period when trading in the markets normally utilized is restricted, or an emergency exists as determined by the Securities and Exchange Commission, so that disposal of investments or determination of the Accumulation Unit Value or Variable Annuity payment value is not reasonably practicable; or (3) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Participants.

                             CONTRACT DEACTIVATION

  Under certain Contracts, Lincoln Life may deactivate a Contract by prohibiting new contributions and/or new Participants after the date of deactivation. Lincoln Life will give the Contractholder and the Participants at least 90 days notice of the date of deactivation.

                                FREE-LOOK PERIOD

  Participants under Sections 403(b), 408 and certain Non-Qualified Plans will receive an Active Life Certificate upon Lincoln Life's receipt of a duly completed participation enrollment form. If the Participant chooses not to participate under the Contract, the Participant may exercise the free-look right by sending a written notice to Lincoln Life that the Participant does not wish to participate under the Contract, within 10 days after the date the Active Life Certificate is received by the Participant. For purposes of determining the date on which the Participant has sent written notice, the postmark date will be used.

  If a Participant exercises the free-look right in accordance with the foregoing procedure, Lincoln Life will refund in full the Participant's aggregate Contributions less aggregate withdrawals made on behalf of the Participant or, if greater, with respect to Contributions to the Variable Investment Division, the Participant's Account balance in the Variable Investment Division on the date the Participant's written notice is received by Lincoln Life.

                          GUARANTEED INTEREST DIVISION

                                    GENERAL

  Contributions to the Guaranteed Interest Division become part of Lincoln Life's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the Contracts are distributed.

  In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered the interests in the General Account as a security under the Securities Act of 1933 and has not registered the General Account as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to regulation under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the Contract involving the Variable Investment Division and contains only selected information regarding the Guaranteed Interest Division. Complete details regarding the Guaranteed Interest Division are in the Contract.

  Amounts contributed to the Guaranteed Interest Division are guaranteed a minimum interest rate according to contract minimums of at least 3.0%. A Participant who makes a Contribution to the Guaranteed Interest Division is credited with interest beginning on the next calendar day following the date of receipt if all Participant data is complete.

  ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN LINCOLN LIFE'S SOLE DISCRETION. THE PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

       PARTICIPANT'S ACCOUNT BALANCE IN THE GUARANTEED INTEREST DIVISION

  The Participant's Account balance in the Guaranteed Interest Division on any Valuation Date will reflect the amount and frequency of any Contributions allocated to the Guaranteed Interest Division, plus any transfers from the Variable Investment Division and interest credited to the Guaranteed Interest Division, less any withdrawals, CDSC, Annual Administration Charges and loan-related charges allocated to the Guaranteed Interest Division and any transfers to the Variable Investment Division.

                    TRANSFERS, TOTAL AND PARTIAL WITHDRAWALS

  Amounts in the Guaranteed Interest Division are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Variable Investment Division with respect to Total or Partial Withdrawals. See "Deferral Periods."

                                     LOANS

  During a Participant's Accumulation Period, a Participant whose Plan permits loans may apply for a loan under the Contract by completing a loan application available from Lincoln Life. Loans are secured by the Participant's Account balance in the Guaranteed Interest Division. The amounts and terms of a Participant loan may be subject to the restrictions imposed under Section 72(p) of the Code, Title I of ERISA, and any applicable Plans. With respect to Plans subject to Title I of ERISA, the initial amount of a Participant loan may not exceed the lesser of 50% of the Participant's vested Account balance in the Guaranteed Interest Division or $50,000 and must be at least $1,000. A Participant in a Plan that is not subject to ERISA may borrow up to $10,000 of their vested Account balance without regard to the 50% limitation stated above. A Participant may have only one loan outstanding at any time and may not establish more than one loan in any six month period. Amounts serving as collateral for the loan are not subject to the minimum interest rate under the Contract and will accrue interest at a rate which is below the loan interest rate as provided in the Contract. Under certain Contracts, a one-time fee of up to $50 may be charged to set up a loan. More information about loans, including interest rates and applicable fees and charges, is available in the Contracts, Active Life Certificates, and the Annuity Loan Agreement as well as from Lincoln Life.

                                DEFERRAL PERIODS

  If a payment is to be made from the Guaranteed Interest Division, Lincoln Life may defer the payment for the period permitted by the law of the jurisdiction in which the Contract is distributed, but in no event, for more than 6 months after a written election is received by Lincoln Life. During the period of deferral, interest at the then current interest rate will continue to be credited to a Participant's Account in the Guaranteed Interest Division.

            TABLE OF CONTENTS FORSTATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
DEFINITIONS................................................................   2
DETERMINATION OF ACCUMULATION UNIT VALUES..................................   2
DETERMINATION OF VARIABLE ANNUITY PAYMENTS.................................   3
PERFORMANCE CALCULATIONS...................................................   4
TAX LAW CONSIDERATIONS.....................................................  10
DISTRIBUTION OF CONTRACTS..................................................  12
INDEPENDENT AUDITORS/ACCOUNTANTS...........................................  12
FINANCIAL STATEMENTS.......................................................  13
 Audited Financial Statements of Lincoln Life..............................
 Audited Financial Statements of Variable Investment Division..............

                              VARIABLE ANNUITY I

                      STATEMENT OF ADDITIONAL INFORMATION
                                     May 1, 1997

                            GROUP ANNUITY CONTRACTS
                      FUNDED THROUGH THE SUB-ACCOUNTS OF
                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                                      OF
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                               TABLE OF CONTENTS


                                                                          PAGE
Definitions................................................................  2
Determination of Accumulation Unit Values..................................  2
Determination of Variable Annuity Payments.................................  3
Performance Calculations...................................................  4
Tax Law Considerations..................................................... 10
Distribution of Contracts.................................................. 12
Independent Auditors/Accountants........................................... 12
Financial Statements....................................................... 13
   Audited Financial Statements of Lincoln Life
   Audited Financial Statements of Variable Investment Division


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the Group Annuity Contracts (the "Contracts"), dated May 1, 1997.

A copy of the prospectus to which this SAI relates is available at no charge by writing to Lincoln Life at Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine 04104; or by calling Lincoln Life at 1-800-341-0441.

SPECIAL NOTICE TO CONTRACTOWNERS ABOUT THIS YEAR'S LINCOLN LIFE FINANCIAL STATEMENTS. Each year Lincoln Life is required by law to prepare financial statements for different purposes. Two of the most important purposes are filing with state insurance departments and for inclusion in the securities registration statements for our variable products, like this one. In the past we have interpreted the prevailing regulations as requiring presentation of these statements according to two different sets of accounting principles--one for the insurance regulators (known as Statutory Accounting Principles, or STAP) and one for the SEC (known as Generally Accepted Accounting Principles, or GAAP).

When we create two sets of financial statements for the same insurer it requires nearly double the time commitment of our internal accounting staff, and two separate audits by our independent auditors. In an effort to control costs and eliminate duplication of effort, we have reviewed the SEC's requirements for the mode of presentation of the insurer's financial statements in this registration statement. As a result of our review, and on advice of counsel, we shall now begin to use the STAP-basis statements (which we call Statutory Statements) exclusively, both for the insurance regulators and for our securities registration statements.

We believe that both Statutory and GAAP statements fairly present the financial position of Lincoln Life for the periods indicated, in accordance with those respective accounting principles. However, between the two there are some important differences in accounting theory and financial statement presentation. FOR THAT REASON, IN THIS TRANSITION YEAR WE INCLUDE HERE BOTH STATUTORY AND GAAP STATEMENTS. This should permit you to evaluate the financial position of Lincoln Life from both points of view, and should help you understand the differences between Statutory and GAAP statements. BEGINNING NEXT YEAR WE SHALL PRESENT ONLY THE STATUTORY STATEMENTS.

                                  DEFINITIONS


ANNUITY CONVERSION FACTOR: The factor applied to the Annuity Conversion Amount in determining the dollar amount of an annuitant's annuity payments for Guaranteed Annuities or the initial payment for Variable Annuities.

ANNUITY PAYMENT CALCULATION DATE: For Guaranteed Annuities, this is the first day of a calendar month. For Variable Annuities, this is the Valuation Date ten
(10) business days prior to the first day of a calendar month.

ANNUITY UNIT: An accounting unit of measure that is used in calculating the amounts of annuity payments to be made from a Sub-Account during the Annuity Period.

ANNUITY UNIT VALUE: The dollar value of an Annuity Unit in a Sub-Account on any Valuation Date.

CODE:  The Internal Revenue Code of 1986, as amended.


                   DETERMINATION OF ACCUMULATION UNIT VALUES

As described more fully in the prospectus, Contributions are allocated to the Divisions in accordance with directions from the Employer. A Participant who makes Contributions which are allocated to the Variable Investment Division is credited with Accumulation Units. The following examples illustrate the method by which Lincoln Life determines the Net Investment Factor (NIF) for the current Valuation Period and the Accumulation Unit Value as of the end of the current Valuation Period.

Determination of NIF:
--------------------

(a) Assumed Fund net asset value as of the close of the New York Stock Exchange on June 1 = 10.45

(b) Assumed Fund net asset value as of the close of the New York Stock Exchange on June 2 = 10.56 (no capital gains or dividend distributions or deductions for taxes)

(c) The NIF for the current Valuation Period = (b) divided by (a) times (1-annual M & E) to the 1/365th power

(d)  1.010526 x .999966 = 1.0104916

Determination of Accumulation Unit Value:
----------------------------------------

The Accumulation Unit Value as of the end of the current Valuation Period is determined by multiplying the NIF for the current Valuation Period by the Accumulation Unit Value as of the end of the immediately preceding Valuation Period.

(a) Assumed Accumulation Unit Value as of the end of the immediately preceding Valuation Period = 11.125674.

(b)  Accumulation Unit Value as of the end of the current Valuation Period =
     11.125674 x 1.0104916 (NIF) = 11.2424.

The number of Accumulation Units which are credited to the Participant's Account for each Sub-Account on each Valuation Date equals the amount of Contributions allocated to the Sub-Account on each Valuation Date divided by the Accumulation Unit Value rounded to four decimal places. For example,

(a) Participant's assumed Contribution allocated to a Sub-Account on June 2 = $150.

(b)  Number of Accumulation Units credited to Participant = $150 divided by
     11.2424 = 13.3423.

                  DETERMINATION OF VARIABLE ANNUITY PAYMENTS

As stated in the prospectus, the amount of each Variable Annuity payment will vary depending on the investment experience of the selected Sub-Accounts.

The initial payment amount of the Annuitant's Variable Annuity for each Sub-Account is determined by dividing his Annuity Conversion Amount in each Sub-Account as of the initial Annuity Payment Calculation Date ("APCD") by the Applicable Annuity Conversion Factor defined as follows:

The Annuity Conversion Factors which are used to determine the initial payments are based on the 1983 Individual Annuity Mortality Table, set back four (4) years, and an interest rate in an integral percentage ranging from zero to six percent (0 to 6.00%) as selected by the Annuitant.

The amount of the Annuitant's subsequent Variable Annuity payment for each Sub-Account is determined by:

(a) Dividing the Annuitant's initial Variable Annuity payment amount by the Annuity Unit Value for that Sub-Account selected for his interest rate option as described above as of his initial APCD; and

(b) Multiplying the resultant number of annuity units by the Annuity Unit Values for the Sub-Account selected for his interest rate option for his respective subsequent APCDs.

Each subsequent Annuity Unit Value for a Sub-Account for an interest rate option is determined by:

     Dividing the Accumulation Unit Value for the Sub-Account as of subsequent APCD by the Accumulation Unit Value for the Sub-Account as of the immediately preceding APCD;

     Dividing the resultant factor by one (1.00) plus the interest rate option to the n/365 power where n is the number of days from the immediately preceding APCD to the subsequent APCD; and

     Multiplying this factor times the Annuity Unit Value as of the immediately preceding APCD.


               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.   Annuity Unit Value as of immediately preceding Annuity Payment Calculation
     Date................................................................................. $11.0000
2.   Accumulation Unit Value as of Annuity Payment Calculation Date....................... $20.0000
3.   Accumulation Unit Value as of immediately preceding Annuity Payment
     Calculation Date..................................................................... $19.0000
4.   Interest Rate...........................................................................  6.00%
5.   Interest Rate Factor (30 days)......................................................... 1.0048
6.   Annuity Unit Value as of Annuity Payment Calculation Date =
   1 times 2 divided by 3 divided by 5.................................................... $11.5236

                       ILLUSTRATION OF ANNUITY PAYMENTS

1.   Annuity Conversion Amount as of Participant's initial Annuity Payment
     Calculation Date.................................................................  $100,000.00
2.   Assumed Annuity Conversion Factor per $1 of Monthly Income for an
     individual age 65 selecting a Single Life Annuity with Assumed Interest
     Rate of 6%...........................................................................  $138.63
3.   Participant's initial Annuity Payment = 1 divided by 2...............................  $721.34
4.   Assumed Annuity Unit Value as of Participant's initial Annuity Payment
     Calculation Date..................................................................... $11.5236
5.   Number of Annuity Units = 3 divided by 4.............................................  62.5968
6.   Assumed Annuity Unit Value as of Participant's second Annuity Payment
     Calculation Date..................................................................... $11.9000
7.   Participant's second Annuity Payment = 5 times 6.....................................  $744.90

                            PERFORMANCE CALCULATIONS

STANDARD TOTAL RETURN CALCULATION

The Variable Investment Division may advertise average annual total return information calculated according to a formula prescribed by the Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical Contribution allocated to a Sub-Account from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed Contribution of $1,000 allocated to a Sub-Account at the beginning of each period and surrender or withdrawal of the value of that amount at the end of each specified period, giving effect to any CDSC and all other charges and fees applicable under the Contract. The effect of the Annual Administration Charge for a period is determined by dividing the total amount of such charges collected in the previous year by the total average net assets of the accounts for the previous year, as of the previous month ended; accounts include accounts available under Variable Annuity I of Lincoln Life and under corresponding accounts of UNUM Life Insurance Company of America, pending assumption reinsurance by Lincoln Life of Variable Annuity I contracts issued through such corresponding accounts. This method of calculating performance further assumes that (i) a $1,000 Contribution was allocated to a Sub-Account and (ii) no transfers or additional payments were made. Premium taxes are not included in the term "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical Contribution that would compare the Accumulation Unit value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

  T = (ERV/C) 1/n - 1

Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical Contribution of $1,000 made at the beginning of the applicable period, where C equals a hypothetical Contribution of $1,000, and where n equals the number of years.

NON-STANDARDIZED CALCULATION OF TOTAL RETURN PERFORMANCE

In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Variable Investment Division may present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical Contribution will not include any CDSC. Consistent with the long-term investment and retirement objectives of the Contract, this total return presentation assumes either (i) investment in the Contract continues beyond the Accumulation Period and/or (ii) one or more of the conditions for Total or Partial Withdrawal without incurring a CDSC are met. The Variable Investment Division may also present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical Contribution will not include either the CDSC or the Annual Administration Charge. The total return percentage under both of these non-standardized methods will be higher than that resulting from the standardized method.

The Sub-Accounts also may present total return information calculated by subtracting a Sub-Account's Accumulation Unit Value at the beginning of a period from the Accumulation Unit Value of that Sub-Account at the end of the period and dividing that difference (in that Sub-Account's Accumulation Unit Value) by the Accumulation Unit Value of that Sub-Account at the beginning of the period. This computation results in a total growth rate for the specified period which we annualize in order to obtain the average annual percentage change in the Accumulation Unit Value for the period used. This method of calculating performance does not take into account CDSC, the Annual Administration Charge and premium taxes, and assumes no transfers. Such percentages would be lower if these charges were included in the calculation.

In addition, the Variable Investment Division may present actual aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Variable Investment Division for the specified period.

PERFORMANCE INFORMATION


The tables below provide performance information for each Sub-Account for specified periods ending December 31, 1996. For the periods prior to the date the Sub-Accounts commenced operations, performance information for the Contracts will be calculated based on the performance of the fund portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the fund portfolios, with the level of Contract charges that were in effect at the inception of the Sub-Accounts (this is referred to as "hypothetical performance data"). This information does not indicate or represent future performance.

TOTAL RETURN

Total returns quoted in sales literature or advertisements reflect all aspects of a Sub-Account's return. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Sub-Account over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline had been constant over the period. Contractholders and participants should recognize that average annual returns represent averaged returns rather than actual year-to-year performance.

The respective underlying funds in which the Sub-Accounts invest had performance history prior to the Sub-Accounts' inception. Performance information covering those periods reflects a hypothetical performance as if the funds were part of the Variable Annuity Account L at that time, using the charges applicable to the Contracts.


Table 1A below assumes a hypothetical investment of $1,000 at the beginning of the period via the Sub-Account investing in the applicable fund and withdrawal of the investment on 12/31/96. The rates thus reflect the mortality and expense risk charge, the withdrawal charge and a pro rata portion of the Annual Administrative Charge. Table 1B shows the cumulative total return on the same basis.


TABLE 1A -- SUB-ACCOUNT STANDARDIZED "HYPOTHETICAL" AVERAGE ANNUAL TOTAL
RETURN


                                                                                                                         LIFE
                                                            FUND          1 YEAR     3 YEARS    5 YEARS    10 YEARS      OF FUND
                                                            INCEPTION     ENDING     ENDING     ENDING     ENDING        ENDING
                                                              DATE        12/31/96   12/31/96   12/31/96   12/31/96      12/31/96

Fidelity VIP II: Asset Manager                              09/06/89       7.52        4.82       8.75       N/A           9.77
(Asset Manager)
Calvert Responsibly Invested
Balanced Portfolio                                          09/02/86       5.66        8.98       7.96       9.71          8.98
(Socially Responsible)
American Century VP Balanced                                05/01/91       5.25        7.76       4.30       N/A           7.86
(Balanced)
VIP Equity-Income                                           10/09/86       7.22       14.79      15.32      12.31         11.99
(Equity-Income)
Dreyfus Stock Index                                         09/29/89      14.96       15.66      12.01       N/A          11.71
(Index Account)
Fidelity VIP Growth                                         10/09/86       7.61       12.42      12.57      13.70         13.36
(Growth I)
American Century VP Capital Appreciation                    11/20/87     (10.34)       4.25       3.76       N/A           9.25
(Growth II)
T. Rowe Price International Stock                           03/31/94       7.61        N/A        N/A        N/A           6.56
Portfolio (International Stock)
Dreyfus Small Cap                                           08/31/90       9.38       14.15      33.13       N/A          46.00
(Small Cap)

 TABLE 1B -- SUB-ACCOUNT "HYPOTHETICAL" CUMULATIVE TOTAL RETURN



                                                                                                                            LIFE
                                               FUND                     YEAR TO    1 YEAR     3 YEARS   5 YEARS   10 YEARS  OF FUND
                                               INCEPTION     QUARTER    DATE       ENDING     ENDING    ENDING    ENDING    ENDING
                                               DATE          12/31/96   12/31/96   12/31/96   12/31/96  12/31/96  12/31/96  12/31/96

Fidelity VIP II: Asset Manager                 09/06/89      0.43       7.52       7.52       15.18     52.11     N/A       97.90
(Asset Manager)
Calvert Responsibly Invested
Balanced Portfolio                             09/02/86     (1.90)      5.66       5.66       29.42     46.67     152.58   143.30
(Socially Responsible)
American Century VP Balanced                   05/01/91     (1.81)      5.25       5.25       25.11     23.41     N/A       53.58
(Balanced)
VIP Equity-Income                              10/09/86      0.97       7.22       7.22       51.27    103.95     219.14   218.56
(Equity-Income)
Dreyfus Stock Index                            09/29/89      2.47      14.96      14.96       54.73     76.33     N/A      123.20
(Index)
Fidelity VIP Growth.                           10/09/86     (3.37)      7.61       7.61       42.06     80.77     261.19   260.90
(Growth I)
American Century VP Capital Appreciation       11/20/87    (13.75)    (10.34)    (10.34)      13.31     20.25      N/A     124.16
(Growth II)
T. Rowe Price International Stock              03/31/94     (0.89)      7.61       7.61       N/A       N/A        N/A      19.15
Portfolio (International Stock)
Dreyfus Small Cap                              08/31/90     (2.95)      9.38       9.38       48.74    318.20      N/A    1001.53
(Small Cap)


Table 2A below shows annual average total return on the same assumptions as Table 1A except that the value in the Sub-Account is not withdrawn at the end of the period or is withdrawn to affect an annuity. Table 2B shows the cumulative total return on the same basis. The rates of return shown below reflect the mortality and expense risk charge and a pro rata portion of the Annual Administrative Charge.

TABLE 2A -- SUB-ACCOUNT "HYPOTHETICAL" AVERAGE TOTAL RETURN ASSUMING NO
WITHDRAWAL


                                                                                                         LIFE
                                                    FUND        1 YEAR    3 YEARS   5 YEARS   10 YEARS   OF FUND
                                                    INCEPTION   ENDING    ENDING    ENDING    ENDING     ENDING
                                                    DATE        12/31/96  12/31/96  12/31/96  12/31/96   12/31/96
Fidelity VIP II: Asset Manager                      09/06/89
(Asset Manager)                                                 13.18      6.63      9.87        N/A        10.23
Calvert Responsibly Invested
Balanced Portfolio                                  09/02/86
(Socially Responsible)                                          11.22     10.86      9.07        9.71        8.98
American Century VP Balanced                        05/01/91
(Balanced)                                                      10.79      9.61      5.37        N/A         8.84
VIP Equity-Income                                   10/09/86
(Equity-Income)                                                 12.86     16.77     16.51       12.31       11.99
Dreyfus Stock Index                                 09/29/89
(Index Account)                                                 21.01     17.66     13.17        N/A        12.18
Fidelity VIP Growth                                 10/09/86
(Growth I)                                                      13.28     14.35     13.73       13.70       13.36
American Century VP Capital Appreciation            11/20/87
(Growth II)                                                     (5.62)     6.05      4.83        N/A         9.37
T. Rowe Price International Stock                   03/31/94
Portfolio (International Stock)                                 13.27      N/A       N/A         N/A         8.56
Dreyfus Small Cap                                   08/31/90
(Small Cap)                                                     15.14     16.12     34.50        N/A        46.95


TABLE 2B -- SUB-ACCOUNT "HYPOTHETICAL" CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL


                                                                                                                            LIFE
                                                    FUND                  YEAR TO   1 YEAR    3 YEARS   5 YEARS   10 YEARS  OF FUND
                                                    INCEPTION  QUARTER    DATE      ENDING    ENDING    ENDING    ENDING    ENDING
                                                    DATE       12/31/96   12/31/96  12/31/96  12/31/96  12/31/96  12/31/96  12/31/96

Fidelity VIP II: Asset Manager                      09/06/89
(Asset Manager)                                                 5.72      13.18     13.18     21.24      60.12       N/A    104.02
Calvert Responsibly Invested                        09/02/86
Balanced Portfolio
(Socially Responsible)                                          3.27      11.22     11.22     36.23      54.39     152.58   143.30
American Century VP Balanced                        05/01/91
(Balanced)                                                      3.36      10.79     10.79     31.70      29.91       N/A     61.67
VIP Equity-Income                                   10/09/86
(Equity-Income)                                                 6.28      12.86     12.86     59.23     114.69     219.14   218.56
Dreyfus Stock Index                                 09/29/89
(Index)                                                         7.86      21.01     21.01     62.87      85.61       N/A    130.10
Fidelity VIP Growth                                 10/09/86
(Growth I)                                                      1.72      13.28     13.28     49.54      90.28     261.19   260.90
American Century VP Capital Appreciation            11/20/87
(Growth II)                                                    (9.21)     (5.62)    (5.62)    19.27      26.58       N/A    126.43
T. Rowe Price International Stock                   03/31/94
Portfolio (International Stock)                                 4.32      13.27     13.27      N/A        N/A        N/A     25.42
Dreyfus Small Cap                                   08/31/90
(Small Cap)                                                     2.16      15.14     15.14     56.57     340.21       N/A   1047.43

Tables 3A and 3B show performance information on the same assumptions as Tables 2A and 2B except that Tables 3A and 3B do not reflect deductions of the pro rata portion of the Annual Administrative Charge because certain Contract and Participants are not assessed such a charge.

TABLE 3A -- SUB-ACCOUNT "HYPOTHETICAL" AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATIVE CHARGE


                                                                                                   LIFE
                                              FUND        1 YEAR     3 YEARS   5 YEARS   10 YEARS  OF FUND
                                              INCEPTION   ENDING     ENDING    ENDING    ENDING    ENDING
                                              DATE        12/31/96   12/31/96  12/31/96  12/31/96  12/31/96
Fidelity VIP II: Asset Manager                09/06/89    13.24      6.69      9.94      N/A       10.37
(Asset Manager)
Calvert Responsibly Invested
Balanced Portfolio                            09/02/86    11.28      10.92     9.14      9.79      9.10
(Socially Responsible)
American Century VP Balanced                  05/01/91    10.81      9.67      5.44      N/A       8.92
(Balanced)
VIP Equity-Income                             10/09/86    12.92      16.84     16.58     12.39     12.08
(Equity-Income)
Dreyfus Stock Index                           09/29/89    21.09      17.72     13.28     N/A       12.34
(Index Account)
Fidelity VIP Growth                           10/09/86    13.35      14.42     13.79     13.78     13.45
(Growth I)
American Century VP Capital Appreciation      11/20/87   (5.43)      6.15      4.91      N/A       9.50
(Growth II)
T. Rowe Price International Stock             03/31/94    13.34      N/A       N/A       N/A       8.64
Portfolio (International Stock)
Dreyfus Small Cap                             08/31/90    15.22      16.19     34.58     N/A       47.09
(Small Cap)


TABLE 3B -- SUB-ACCOUNT "HYPOTHETICAL" CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATIVE CHARGE



                                                                                                                          LIFE
                                              FUND                    YEAR TO    1 YEAR     3 YEARS   5 YEARS   10 YEARS  OF FUND
                                              INCEPTION   QUARTER     DATE       ENDING     ENDING    ENDING    ENDING    ENDING
                                              DATE        12/31/96    12/31/96   12/31/96   12/31/96  12/31/96  12/31/96  12/31/96
Fidelity VIP II: Asset Manager                09/06/89    5.76        13.24      13.24      21.44     60.62     N/A       105.91
(Asset Manager)
Calvert Responsibly Invested
  Balanced Portfolio                          09/02/86    3.31        11.28      11.28      36.46     54.86     154.52    145.99
(Socially Responsible)
American Century VP Balanced                  05/01/91    3.40        10.81      10.81      31.92     30.35     N/A        62.41
(Balanced)
VIP Equity-Income                             10/09/86    6.32        12.92      12.92      59.50    115.35     221.61    221.09
(Equity-Income)
Dreyfus Stock Index                           09/29/89    7.91        21.09      21.09      63.13     86.54     N/A       132.78
(Index)
Fidelity VIP Growth                           10/09/86    1.75        13.35      13.35      49.79     90.81     263.78    263.71
(Growth I)
American Century VP Capital Appreciation      11/20/87   (9.17)       (5.43)     (5.43)     19.60     27.09     N/A       128.68
(Growth II)
T. Rowe Price International Stock             03/31/94    4.37        13.34      13.34      N/A       N/A       N/A        25.65
Portfolio (International Stock)
Dreyfus Small Cap                             08/31/90    2.20        15.22      15.22      56.84    341.39     N/A      1054.84
(Small Cap)

Table 4 below shows total return information on a calendar year basis using the same assumptions as Tables 3A and 3B. The rates of return shown reflect the mortality and expense risk charge. Similar to Tables 3A and 3B, Table 4 does not reflect deduction of the pro rata portion of the Annual Administrative Charge because certain Contracts and Participants are not assessed such a charge.


TABLE 4 -- SUB-ACCOUNT "HYPOTHETICAL" CALENDAR YEAR ANNUAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATIVE CHARGE*


                        1987     1988     1989     1990     1991     1992      1993      1994     1995     1996

Asset Manager           na       na       na       5.45     21.11    10.53     19.60     -7.20    15.57    13.24
Socially Responsible    5.51     10.42    19.53    2.94     15.02    6.33      6.72      -4.39    28.24    11.28
Balanced                na       na       na       na       na       -7.17     6.38      -0.58    19.68    10.81
Equity-Income           -2.30    21.25    15.95    -16.29   29.88    15.50     16.89     5.80     33.49    12.92
Index                   na       na       na       -4.69    28.29    5.82      8.02      -0.32    35.16    21.09
Growth I                2.43     14.21    29.95    -12.78   43.78    8.00      17.94     -1.21    33.75    13.35
Growth II               na       -3.41    27.17    -2.40    40.18    -2.52     8.99      -2.34    29.55    -5.43
International Stock     na       na       na       na       na       na        na        na       9.86     13.34
Small Cap               na       na       na       na       156.65   69.25     66.31     6.47     27.85    15.22


*The above calendar-year returns assume a hypothetical investment of $1,000 on January 1 of the first full calendar year that the underlying fund was in existence. The returns assume that the money will be left on account until retirement and thus no CDSC will be deducted. Returns are provided for years before the fund was an available investment option under the contract. Returns for those periods reflect a hypothetical return as if those funds were available under the contract, and reflect the deduction of the mortality and expense risk charge. The returns do not reflect deductions for the pro rata portion of the Annual Administrative Charge or the CDSC.

SEC regulations require that any product performance data be accompanied by standardized performance data.


                             TAX LAW CONSIDERATIONS


RETIREMENT PROGRAMS: Participants are urged to discuss the income taxes considerations of their retirement plan with their tax advisors. In many situations special rules may apply to the plans and/or to the participants. See the Prospectus for a more complete discussion of tax considerations and for limitations on the following discussion.

Contributions to retirement programs subject to Sections 401(a), 403(b), 408 and 457(b) may be excludable from a Participant's reportable gross income if the Contributions do not exceed the limitations imposed under the Code. Certain plans allow employees to make Elective Salary Deferral Contributions. Certain Plans allow Employers to make Contributions. The information below is a brief summary of some the important federal tax considerations that apply to retirement plans. When there is a written Plan, often the Contribution limits, withdrawal rights and other provisions of the Plan may be more restrictive than those allowed by the Code.


ELECTIVE SALARY DEFERRAL CONTRIBUTIONS: For calendar year 1996 the maximum elective salary deferral contributions to a 401(k) Plan which is a type of 401(a) Plan is limited to $9,500; For a 403(b) plan the limit is $9,500 unless the employee is a qualified employee; For an Eligible 457 Plan the limit is $7,500. When an employee is covered by two or more of these Plans, the elective salary deferral contribution limits for all the Plans must be coordinated.

TOTAL SALARY DEFERRAL & EMPLOYER CONTRIBUTIONS:


QUALIFIED RETIREMENT PLAN - 401(a) PLAN
---------------------------------------

The Code limits the Contributions to a defined contribution 401(a) plan to the lesser of $30,000 or 25% of compensation.

TAX SHELTERED ANNUITY PLAN -  403(b) PLAN
-----------------------------------------

Total contributions which include both salary deferral contributions and employer contributions are also limited.

The combined limit is:

     (a) the amount determined by multiplying 20 percent of the employee's includable compensation by the number of years of service, over

     (b) the aggregate of the amount contributed by the employer for annuity contracts and excludable from the gross income of the employee for the prior taxable year.

Therefore, if the maximum exclusion allowance is less than $9,500 a year, the employee's elective deferrals plus any other employer Contributions cannot exceed this lesser amount.

Section 415 of the Code imposes limitations with respect to annual contributions to all Section 403(b) programs, qualified plans and simplified employee pensions maintained by the Employer. A Participant's annual contributions to these programs and defined contribution plans generally cannot exceed the lesser of $30,000 or 25 percent of the employee's compensation. This amount is subject to the maximum exclusion allowance and the salary deferral amount limitations.

ELIGIBLE 457 PLAN - 457(b) PLAN
-------------------------------

For a 457(b) plan the contribution limit is generally the lesser of $7,500 or 33% of the employee's compensation.

SECTION 457(f) PLANS
--------------------

These are non-qualified deferred compensation arrangements between an Employer and its employees. There are no stated limits in the Code regarding this type of Plan.

INDIVIDUAL RETIREMENT ACCOUNT - IRA OR 408 PLAN
-----------------------------------------------


For IRA's, the maximum deductible contribution is the lesser of $2,000 or 100% of taxable income. The $2,000 is increased to $4,000 when the IRA covers the taxpayer and a non-working spouse.


TRANSFERS AND ROLLOVERS: Participants who receive distributions from their 401(a) or 403(b) contract may transfer the amount not representing employee contributions to an Individual Retirement Account or Annuity (IRA) or another
Section 401(a) or 403(b) program without including that amount in gross income for the taxable year in which paid. Note 401(a) distributions may not be transferred to a 403(b) plan or vice versa. If the amount is paid directly to an acceptable rollover account, Lincoln Life is not required to withhold any amount. In order for the distribution to qualify for rollover, the distribution must be made on account of the employee's death, after the employee attains age 59 1/2, on account of the employee's separation from service, or after the employee has become disabled. The distribution cannot be part of a series of substantially equal payments made over the life expectancy of the employee or the joint life expectancies of the employee and his or her spouse or made for a specified period of 10 years or more. The rollover must be made within sixty days of the distribution to avoid taxation.

Pursuant to Revenue Ruling 90-24, a Participant, to the extent permitted by any applicable Contract or Plan, may transfer funds between Section 403(b) investment vehicles, including both Section 403(b)(1) annuity contracts and
Section 403(b)(7)

custodial accounts. Any amount transferred must continue to be subject to withdrawal restrictions at least as restrictive as that of the transferring investment vehicle. Lincoln Life considers any total or partial transfer from a Lincoln Life investment vehicle to a non-Lincoln Life investment vehicle to be a withdrawal.

Once every twelve months a participant in an IRA may roll the money from one IRA to another IRA.

The rollover rules are not available to Section 457 Plans; limited transfers are permitted under Eligible 457 Plans. If the rollover amount is paid directly to the Participant, the amount distributed may be subject to a 20% federal tax withholding.


EXCISE TAX ON EARLY DISTRIBUTIONS: Section 72(t) of the Code provides that any distribution made to a Participant in a 401(a), 403(b) or 408 plan other than on account of the following events will be subject to a 10 percent excise tax on the taxable amount distributed:


     a)   the employee has attained age 59 1/2;

     b)   the employee has died;

     c)   the employee is disabled;

     d) the employee is 55 and has separated from service (Does not apply to IRA's).

Distributions which are received as a life annuity where payment is made at least annually will not be subject to an excise tax. Certain amounts paid for medical care may also not be subject to an excise tax.


MINIMUM DISTRIBUTION RULES: The value in a contract under Sections 401(a), 403(b), 408 and Eligible 457 Plans are subject to the distribution rules provided in Section 401(a)(9) of the Code. Generally, that section requires that an employee must begin receiving distributions of his post-1986 balance by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2. Such distributions must not exceed the life expectancy of the employee or the life expectancy of such employee and the designated beneficiary (as defined under the plan). An employee who attained age 70 1/2 before January 1, 1988 must begin receiving distributions by April 1 of the calendar year following the later of (a) the calendar year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. There are special rules for Section 403(b) Plans. Amounts contributed to an Eligible 457 contract must be distributed not earlier than the earliest of: 1) calendar year in which the Participant attains age 70 1/2, 2) the Participant separates from service with the Employer, or 3) when the Participant has an unforeseen emergency. However, in no event may the distribution begin any later than described in Sections 401(a)(9) and 457(d) of the Code.

Additionally, distribution of an employee's entire account balance (including pre-1987 funds) must satisfy the minimum distribution incidental benefit requirement. In general, this requires that death and other non-retirement benefits payable under the above plans be incidental to the primary purpose of the program which is to provide deferred compensation to the employee. A payee is subject to a penalty for failing to receive the required minimum annual distribution. Section 4974(a) of the Code provides that a payee will be subject to a penalty equal to 50 percent of the amount by which the required minimum distribution exceeds the actual amount distributed during the taxable year.

Additional information on federal income taxation is included in the prospectus.

                           DISTRIBUTION OF CONTRACTS

LNC Equity Sales Corporation ("LNC Equity"), an indirect subsidiary of Lincoln National Corporation, is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. LNC Equity is the Variable Investment Division's principal underwriter and also enters into selling agreements with other unaffiliated broker-dealers authorizing them to offer the Contracts.


                             INDEPENDENT AUDITORS


The financial statements of the Lincoln National Variable Annuity Account L and the consolidated financial statements and schedules of The Lincoln National Life Insurance Company appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements and schedules audited by Ernst & Young LLP have been included in this document in reliance on their report given on their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


Financial statements for the Variable Investment Division and Lincoln Life appear on the following pages. For more information about the financial statements provided in this SAI, please see the cover page of this SAI.

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                            December 31
                                                        1995          1994
                                                          (000's omitted)
Assets
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity (cost:  1995-$18,852,837;
      1994-$18,193,928)                             $20,414,785   $17,692,214
    Equity (cost:  1995-$480,261; 1994-$416,351)        598,435       456,333
  Mortgage loans on real estate                       3,147,783     2,795,914
  Real estate                                           746,023       679,512
  Policy loans                                          565,325       528,731
  Other investments                                     241,219       158,196
Total investments                                    25,713,570    22,310,900

Cash and invested cash                                  802,743       990,880
Property and equipment                                   53,830        54,989
Deferred acquisition costs                              953,834     1,736,526
Premiums and fees receivable                            117,634       123,494
Accrued investment income                               352,301       367,370
Assets held in separate accounts                     18,461,629    13,000,540
Federal income taxes                                         --       134,463
Amounts recoverable from reinsurers                   2,940,976     2,069,292
Goodwill                                                  5,149         3,385
Other assets                                            185,398       233,708
Total assets                                        $49,587,064   $41,025,547

The Lincoln National Life Insurance Company


                                                            December 31
                                                        1995          1994
                                                          (000's omitted)
Liabilities and shareholder's equity
Liabilities:
  Policy liabilities and accruals:
    Future policy benefits, claims and
      claims expenses                               $ 8,435,019   $ 7,540,772
    Unearned premiums                                    55,174        61,472
  Total policy liabilities and accruals               8,490,193     7,602,244

  Contractholder funds                               18,171,822    17,028,628
  Liabilities related to separate accounts           18,461,629    13,000,540
  Federal income taxes                                  166,430            --
  Short-term debt                                       124,783       153,656
  Long-term debt                                         40,827        54,794
  Other liabilities                                   1,412,534     1,264,730
Total liabilities                                    46,868,218    39,104,592

Shareholder's equity:
  Common stock, $2.50 par value:
    Authorized, issued and outstanding
      shares-10 million (owned by Lincoln
      National Corporation)                              25,000        25,000
    Additional paid-in capital                          809,557       791,605
    Retained earnings                                 1,440,994     1,428,969
    Net unrealized gain (loss) on
      securities available-for-sale                     443,295      (324,619)
Total shareholder's equity                            2,718,846     1,920,955
Total liabilities and shareholder's equity          $49,587,064   $41,025,547

See accompanying notes.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                 Year ended December 31
                                              1995        1994        1993
                                                     (000's omitted)
Revenue:
  Insurance premiums                     $  846,873   $1,099,480   $1,972,630
  Insurance fees                            450,423      390,384      425,083
  Net investment income                   1,899,630    1,673,981    1,823,459
  Realized gain (loss) on investments       136,195     (138,522)      92,150
  Gain (loss) on sale of affiliates              --       68,954      (98,500)
  Other                                       3,405       20,946       35,781
Total revenue                             3,336,526    3,115,223    4,250,603

Benefits and expenses:
  Benefits and settlement expenses        2,122,616    2,194,047    3,033,139
  Underwriting, acquisition,
    insurance and other expenses            764,346      660,363      881,703
  Interest expense                               67          615           96
Total benefits and expenses               2,887,029    2,855,025    3,914,938

Income before Federal income taxes
  and cumulative effect of
  accounting change                         449,497      260,198      335,665
Federal income taxes                        127,472       40,400      142,544
Income before cumulative
  effect of accounting change               322,025      219,798      193,121
Cumulative effect of accounting
  change (postretirement benefits)               --           --       45,582
Net income                               $  322,025   $  219,798   $  147,539

Earnings per share:
  Income before cumulative
    effect of accounting change          $    32.20   $    21.98   $    19.31
  Cumulative effect of accounting
    change (postretirement benefits)             --           --        (4.56)
Net income                               $    32.20   $    21.98   $    14.75

See accompanying notes.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholder's Equity

                                                 Year ended December 31
                                              1995        1994        1993
                                                     (000's omitted)
Common stock-balance
  at beginning and end of year           $   25,000   $   25,000   $   25,000

Additional paid-in capital:
  Balance at beginning of year              791,605      791,444      791,223
  Contribution from Lincoln
    National Corporation                     17,952          161          221
  Balance at end of year                    809,557      791,605      791,444

Retained earnings:
  Balance at beginning of year            1,428,969    1,334,171    1,198,632
  Net income                                322,025      219,798      147,539
  Dividends declared                       (310,000)    (125,000)     (12,000)
  Balance at end of year                  1,440,994    1,428,969    1,334,171

Net unrealized gain (loss) on
  securities available-for-sale:
    Balance at beginning of year           (324,619)     621,161       47,303
    Cumulative effect of
      accounting change                          --           --      564,153
    Other change during the year            767,914     (945,780)       9,705
    Balance at end of year                  443,295     (324,619)     621,161
Total shareholder's equity
  at end of year                         $2,718,846   $1,920,955   $2,771,776

See accompanying notes.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                 Year ended December 31
                                              1995        1994        1993
                                                     (000's omitted)
Cash flows from operating activities
Net income                               $  322,025   $  219,798   $  147,539
Adjustments to reconcile net income
  to net cash provided
  by operating activities:
    Deferred acquisition costs              124,526     (171,063)     (92,183)
    Premiums and fees receivable              6,082       10,755       80,582
    Accrued investment income                15,069      (54,434)     (18,827)
    Policy liabilities and accruals         621,603      114,038      345,142
    Contractholder funds                  1,335,625    1,769,240    1,248,058
    Amounts recoverable from reinsurers    (883,425)    (884,388)    (700,622)
    Federal income taxes                     95,745        8,364     (130,308)
    Provisions for depreciation              39,089       38,870       41,516
    Amortization of discount and premium    (86,653)       7,928     (100,274)
    Realized loss (gain) on investments    (244,995)     219,682     (115,881)
    Loss (gain) on sale of affiliates            --      (68,954)      98,500
    Cumulative effect of
       accounting change                         --           --       45,582
    Other                                  458,542        (4,599)      51,369
Net adjustments                          1,481,208       985,439      752,654
Net cash provided by
  operating activities                   1,803,233     1,205,237      900,193

Cash flows from investing activities
Securities available-for-sale:
  Purchases                            (13,549,807)  (12,100,213)  (7,171,684)
  Sales                                 12,163,673     9,326,809    7,139,781
  Maturities                               929,018       958,065       42,707
Fixed maturity securities
  held for investment:
    Purchases                                   --            --   (5,903,805)
    Sales                                       --            --    2,805,980
    Maturities                                  --            --    1,639,739
Purchases of other investments          (1,711,427)   (1,421,321)  (1,936,013)
Sale or maturity of other investments    1,198,536     1,457,157    1,142,872
Sale of affiliates                              --       520,340           --
Decrease in cash collateral
  on loaned securities                     (39,681)     (163,872)     (40,454)
Other                                     (213,708)      (37,606)      83,751
Net cash used in
  investing activities                  (1,223,396)   (1,460,641)  (2,197,126)

The Lincoln National Life Insurance Company

                                                 Year ended December 31
                                             1995        1994          1993
                                                     (000's omitted)
Cash flows from financing activities
Principal payments on long-term debt     $ (13,967)   $     (200)  $   (1,138)
Issuance of long-term debt                      --            --       10,314
Net increase (decrease) in
  short-term debt                          (28,873)        3,629       13,047
Universal life and investment
  contract deposits                      1,716,239     2,381,829    2,418,037
Universal life and
  investment contract withdrawals       (2,149,325)   (1,604,450)  (1,503,105)
Capital contribution from
  Lincoln National Corporation              17,952           161          221
Dividends paid to shareholder             (310,000)     (125,000)     (12,000)
Net cash provided by
  (used in) financing activities          (767,974)      655,969      925,376

Net increase (decrease) in cash           (188,137)      400,565     (371,557)
Cash at beginning of year                  990,880       590,315      961,872
Cash at end of year                     $  802,743   $   990,880   $  590,315

See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 1995

1. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements include The Lincoln National Life Insurance Company ("Company") and its majority-owned subsidiaries. The Company and its subsidiaries operate multiple insurance businesses. Operations are divided into two business segments (see Note 9). These consolidated financial statements have been prepared in conformity with generally accepted accounting principles.

Use of Estimates

The nature of the insurance business requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

The Company classifies its fixed maturity securities and equity securities (common and non-redeemable preferred stocks) as available-for-sale and, accordingly, such securities are carried at fair value. The cost of fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity and equity securities is adjusted for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at outstanding principal balances less unaccrued discounts and net of reserves for declines that are other than temporary. Investment real estate is carried at cost less allowances for depreciation. Such real estate is carried net of reserves for declines in value that are other than temporary. Real estate acquired through foreclosure proceedings is recorded at fair value on the settlement date which establishes a new cost basis. If

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at the settlement date, the carrying value is adjusted to the lower amount. Policy loans are carried at the aggregate unpaid balances. Any changes to the reserves for mortgage loans on real estate and real estate are reported as a realized gain (loss) on investments.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less, including participation in a short-term investment pool administered by Lincoln National Corporation ("LNC"), the Company's parent.

Realized gain (loss) on investments is recognized in net income, net of related amortization of deferred acquisition costs, using the specific identification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded if these securities would have been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivatives

The Company hedges certain portions of its exposure to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risk by entering into derivative transactions. A description of the Company's accounting for its hedge of such risks is discussed in the following two paragraphs.

The premium paid for an interest rate cap is deferred and amortized to net investment income on a straight-line basis over the term of the interest rate cap. Any settlement received in accordance with the terms of the interest rate caps is recorded as investment income. Spread-lock agreements, interest rate swaps and financial futures, which hedge fixed maturity securities available-for-sale, are carried at fair value with the change in fair value reflected directly in shareholder's equity. Realized gain (loss) from the settlement of such derivatives is deferred and amortized over the life of the hedged assets as an adjustment to the yield. Foreign exchange forward contracts, foreign currency options and foreign currency swaps, which hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies, are carried at fair value with the change in fair value reflected in earnings. Realized gain (loss) from the settlement of such derivatives is also reflected in earnings.

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risk; and the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation of changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met, the change in value of the derivatives is included in net income.

Property and Equipment

Property and equipment owned for company use is carried at cost less allowances for depreciation.

Premiums and Fees

Revenue for universal life and other interest-sensitive life insurance policies consists of policy charges for cost of insurance, policy initiation and administration, and surrender charges that have been assessed. Traditional individual life-health and annuity premiums are recognized as revenue over the premium-paying period of the policies. Group health premiums are prorated over the contract term of the policies.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts

These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's consolidated statements of income.

The Lincoln National Life Insurance Company

Deferred Acquisition Costs

Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and group health insurance which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. Acquisition costs for universal and variable universal life insurance policies are being amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges and investment, mortality and expense margins, and actual realized gain (loss) on investments. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of policies are revised. The traditional life-health and annuity acquisition costs are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy reserves.

Expenses

Expenses for universal and variable universal life insurance policies include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 1993 through 1995 ranged from 6.1% to 8.25%.

Goodwill

The cost of acquired subsidiaries in excess of the fair value of net assets (goodwill) is amortized using the straight-line method over periods that generally correspond with the benefits expected to be derived from the acquisitions. Goodwill is amortized over 40 years. The carrying value of goodwill is reviewed periodically for indicators of impairment in value.

Policy Liabilities and Accruals

The liabilities for future policy benefits and expenses for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future policy benefits and expenses for traditional life policies and immediate and deferred paid-up annuities are computed using a net level premium method and assumptions for investment yields, mortality and withdrawals based principally on Company experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for traditional direct individual life reserves for all policies range from 2.3% to 11.7% graded to 5.7% after 30 years depending on time of policy issue. Interest rate assumptions for reinsurance reserves range from 5.0% to 11.0% graded to 8.0% after 20 years. The interest assumptions for immediate and deferred paid-up annuities range from 4.5% to 8.0%.

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

With respect to its policy liabilities and accruals, the Company carries on a continuing review of its 1) overall reserve position, 2) reserving techniques and 3) reinsurance arrangements, and as experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such estimates occur.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of their business. The Company may assume reinsurance from unaffiliated companies and/or cede reinsurance to such companies. Assets/liabilities and premiums/benefits from certain reinsurance contracts which grant statutory surplus to other insurance companies have been netted on the balance sheets and income statements, respectively, since there is a right of offset. All other reinsurance agreements are reported on a gross basis.

Depreciation

Provisions for depreciation of investment real estate and property and equipment owned for Company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Postretirement Medical and Life Insurance Benefits

The Company accounts for its postretirement medical and life insurance benefits using the full accrual method.

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

Income Taxes

The Company and eligible subsidiaries have elected to file consolidated Federal and state income tax returns with their parent, LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company and its eligible subsidiaries provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company and eligible subsidiaries will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

The Company uses the liability method of accounting for income taxes.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax return purposes. The Company establishes a valuation allowance for any portion of its deferred tax assets which are unlikely to be realized.


2. Changes in Accounting Principles and Changes in Estimates

Postretirement Benefits Other Than Pensions

Effective January 1, 1993, the Company changed its method of accounting for postretirement medical and life insurance benefits for its eligible employees and agents from a pay-as-you-go method to a full accrual method in accordance with Financial Accounting Standards No. 106 entitled "Employers' Accounting for Postretirement Benefits Other Than Pensions" ("FAS 106"). This full accrual method recognizes the estimated obligation for retired employees and agents and active employees and agents who are expected to retire in the future. The effect of the change was to increase net periodic postretirement benefit cost by $7,800,000 and decrease income before cumulative effect of accounting change by $5,100,000 ($0.51 per share). The implementation of FAS 106 resulted in a one-time charge to the first quarter 1993 net income of $45,600,000 or $4.56 per share ($69,000,000 pre-tax) for the cumulative effect of the accounting change. See Note 6 for additional disclosures regarding postretirement benefits other than pensions.

The Lincoln National Life Insurance Company

2. Changes in Accounting Principles and Changes in Estimates (continued)

Accounting by Creditors for Impairment of a Loan

Financial Accounting Standards No. 114 entitled "Accounting by Creditors for Impairment of a Loan" ("FAS 114") issued in May 1993, was adopted by the Company effective January 1, 1993. FAS 114 requires that if an impaired mortgage loan's fair value as described in Note 3 is less than the recorded investment in the loan, the difference is recorded in the mortgage loan allowance for losses account. The adoption of FAS 114 resulted in additions to the mortgage loan allowance for losses account and reduced first quarter 1993 income before cumulative effect of accounting change and net income by $37,700,000 or $3.77 per share ($57,200,000 pre-tax). See Note 3 for further mortgage loan disclosures. Most of the effect of this change in accounting was within the Life Insurance and Annuities business segment.

Accounting for Certain Investments in Debt and Equity Securities

Financial Accounting Standards No. 115 entitled "Accounting for Certain Investments in Debt and Equity Securities" ("FAS 115") issued in May 1993, was adopted by the Company as of December 31, 1993. In accordance with the rules, the prior year financial statements have not been restated to reflect the change in accounting principle. Under FAS 115, securities can be classified as available-for-sale, trading or held-to-maturity according to the holder's intent. The Company classified its entire fixed maturity securities portfolio as "available-for-sale." Securities classified as available-for-sale are carried at fair value and unrealized gains and losses on such securities are carried as a separate component of shareholder's equity. The ending balance of shareholder's equity at December 31, 1993 was increased by $564,200,000 (net of $377,500,000 of related adjustments to deferred acquisition costs, $50,700,000 of policyholder commitments and $303,700,000 in deferred income taxes, all of which would have been recognized if those securities would have been sold at their fair value, net of amounts applicable to Security-Connecticut Corporation) to reflect the net unrealized gain on fixed maturity securities classified as available-for-sale previously carried at amortized cost. Prior to the adoption of FAS 115, the Company carried a portion of its fixed maturity securities at fair value with unrealized gains and losses carried as a separate component of shareholder's equity. The remainder of such securities were carried at amortized cost.

The Lincoln National Life Insurance Company

2. Changes in Accounting Principles and Changes in Estimates (continued)

Change in Estimate for Net Investment Income Related to Mortgage-Backed
Securities

At December 31, 1993, the Company had $5,942,100,000 invested in mortgage-backed securities. As indicated in Note 1, the Company recognizes income on these securities using a constant effective yield based on anticipated prepayments. With the implementation of new investment software in December 1993, the Company was able to significantly refine its estimate of the effective yield on such securities to better reflect actual prepayments and estimates of future prepayments. This resulted in an increase in the amortization of purchase discount on these securities of $58,000,000 and, after related amortization of deferred acquisition costs ($18,300,000) and income taxes ($14,300,000), increased 1993's income before cumulative effect of accounting change and net income by $25,500,000 or $2.55 per share. Most of the effect of this change in estimate was within the Life Insurance and Annuities business segment.

Change in Estimate for Disability Income Reserves

During the fourth quarter of 1993, income before cumulative effect of accounting change and net income decreased by $15,500,000 or $1.55 per share as the result of strengthening reinsurance disability income reserves by $23,900,000. The need for this reserve increase within the Reinsurance segment was identified as the result of management's assessment of current expectations for morbidity trends and the impact of lower investment income due to lower interest rates.

During the fourth quarter of 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, income before cumulative effect of accounting change and net income decreased by $33,500,000 or $3.35 per share ($51,500,000 pre-tax) as a result of strengthening disability income reserves by $15,200,000 and writing-off deferred acquisition costs of $36,300,000 in the Reinsurance segment.

The Lincoln National Life Insurance Company

3. Investments

The major categories of net investment income are as follows:

                                                    Year ended December 31
                                                  1995       1994       1993
                                                        (in millions)
  Fixed maturity securities                    $1,549.4   $1,357.4   $1,497.6
  Equity securities                                 8.9        7.4        4.3
  Mortgage loans on real estate                   268.3      271.3      294.2
  Real estate                                     110.0       97.8       75.2
  Policy loans                                     35.4       32.7       36.0
  Invested cash                                    55.4       46.4       24.8
  Other investments                                15.8        7.3        8.0
  Investment revenue                            2,043.2    1,820.3    1,940.1
  Investment expenses                             143.6      146.3      116.6
  Net investment income                        $1,899.6   $1,674.0   $1,823.5

The realized gain (loss) on investments is as follows:

                                                     Year ended December 31
                                                   1995       1994       1993
                                                          (in millions)
  Fixed maturity securities available-for-sale:
    Gross gain                                    $239.6    $  69.6    $ 91.1
    Gross loss                                     (87.8)    (294.1)     (8.4)
  Equity securities available-for-sale:
    Gross gain                                      82.3       50.2      88.3
    Gross loss                                     (31.3)     (50.5)    (33.7)
  Fixed maturity securities held for investment:
    Gross gain                                        --         --     209.9
    Gross loss                                        --         --     (69.5)
  Other investments                                 42.2        5.1    (161.8)
  Related restoration or amortization
    of deferred acquisition costs and
    provision for policyholder
    commitments                                   (108.8)      81.2     (23.7)
  Total                                           $136.2    $(138.5)   $ 92.2

The Lincoln National Life Insurance Company

3. Investments (continued)

Provisions (credits) for write-downs and net changes in provisions for losses, which are included in realized gain (loss) on investments shown above, are as follows:

                                                     Year ended December 31
                                                     1995     1994     1993
                                                          (in millions)
  Fixed maturity securities                         $10.4    $14.2   $ 55.6
  Equity securities                                   3.3      6.8       --
  Mortgage loans on real estate                      14.7     19.5    136.7
  Real estate                                        (7.2)    13.0     21.8
  Other long-term investments                        (1.5)      .3      3.9
  Guarantees                                         (2.2)     4.3      1.7
  Total                                             $17.5    $58.1   $219.7

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities is as follows:

                                                 Year ended December 31
                                              1995        1994        1993
                                                     (in millions)
  Fixed maturity securities
    available-for-sale                     $2,063.7   $(1,903.7)   $1,387.1
  Equity securities available-for-sale         78.1       (26.0)        9.2
  Fixed maturity securities
    held for investment                          --          --      (959.7)
  Total                                    $2,141.8   $(1,929.7)   $  436.6

The Lincoln National Life Insurance Company

3. Investments (continued)

The cost, gross unrealized gain and loss and fair value of securities available-for-sale are as follows:

                                                    December 31, 1995
                                                    Gross Unrealized   Fair
                                            Cost      Gain     Loss    Value
                                                      (in millions)
  Corporate bonds                        $12,412.1  $1,141.0  $28.7  $13,524.4
  U.S. Government bonds                      569.6      83.9     .1      653.4
  Foreign governments bonds                  927.9      70.3     .6      997.6
  Mortgage-backed securities:
    Mortgage pass-through securities       1,072.5      41.0    3.2    1,110.3
    Collateralized mortgage obligations    3,816.3     262.5    7.4    4,071.4
    Other mortgage-backed securities           2.8        .3     --        3.1
  State and municipal bonds                   12.3        .1     --       12.4
  Redeemable preferred stocks                 39.3       2.9     --       42.2
  Total fixed maturity securities         18,852.8   1,602.0   40.0   20,414.8
  Equity securities                          480.3     123.6    5.5      598.4
  Total                                  $19,333.1  $1,725.6  $45.5  $21,013.2

                                                    December 31, 1994
                                                    Gross Unrealized   Fair
                                            Cost      Gain     Loss    Value
                                                      (in millions)
  Corporate bonds                        $11,519.3  $143.3   $514.4  $11,148.2
  U.S. Government bonds                    1,048.4     6.9     25.5    1,029.8
  Foreign governments bonds                  541.2     4.7     12.5      533.4
  Mortgage-backed securities:
    Mortgage pass-through securities       1,176.8     3.0     44.1    1,135.7
    Collateralized mortgage obligations    3,835.5    85.8    148.6    3,772.7
    Other mortgage-backed securities           5.0      .1       .1        5.0
  State and municipal bonds                   16.3      .4       --       16.7
  Redeemable preferred stocks                 51.4      .2       .9       50.7
  Total fixed maturity securities         18,193.9   244.4    746.1   17,692.2
  Equity securities                          416.3    56.4     16.4      456.3
  Total                                  $18,610.2  $300.8   $762.5  $18,148.5

The Lincoln National Life Insurance Company

3. Investments (continued)

Future maturities of fixed maturity securities available-for-sale are as follows:

                                                           December 31, 1995
                                                                       Fair
                                                           Cost       Value
                                                             (in millions)
  Due in one year or less                               $   278.4   $   282.6
  Due after one year through five years                   2,955.7     3,102.1
  Due after five years through ten years                  4,918.2     5,265.9
  Due after ten years                                     5,808.9     6,579.4
  Subtotal                                               13,961.2    15,230.0
  Mortgage-backed securities                              4,891.6     5,184.8
  Total                                                 $18,852.8   $20,414.8

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

At December 31, 1995, the current par, amortized cost and estimated fair value of investments in mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                                      December 31, 1995
                                                Current                 Fair
                                                  Par       Cost       Value
                                                        (in millions)
  Below 7%                                     $  292.6   $  290.5   $  293.6
  7%-8%                                         1,302.8    1,276.9    1,318.2
  8%-9%                                         1,607.0    1,564.7    1,669.8
  Above 9%                                      1,810.5    1,759.5    1,903.2
  Total                                        $5,012.9   $4,891.6   $5,184.8

The Lincoln National Life Insurance Company

3. Investments (continued)

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                                  December 31, 1995
  Treasuries and AAA                                     34.1%
  AA                                                      8.0
  A                                                      25.9
  BBB                                                    24.5
  BB                                                      3.9
  Less than BB                                            3.6
                                                        100.0%

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying value of the mortgage loan and the estimated value. Estimated value is based on either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the provision for losses and subsequent recoveries, if any, are credited to the provision for losses.

The provision for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the provision for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

The Lincoln National Life Insurance Company

3. Investments (continued)

Impaired loans along with the related allowance for losses are as follows:

                                                               December 31
                                                             1995      1994
                                                              (in millions)
  Impaired loans with allowance for losses                  $144.7    $246.0
  Allowance for losses                                       (28.5)    (56.6)
  Impaired loans with no allowance for losses                  2.1       2.2
  Net impaired loans                                        $118.3    $191.6

Impaired loans with no allowance for losses are a result of direct write-downs or for collateral dependent loans where the fair value of the collateral is greater than the recorded investment in such loans.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                                      Year ended December 31
                                                      1995     1994     1993
                                                           (in millions)
Balance at beginning of year                          $56.6   $220.7   $129.1
Provisions for losses                                  14.7     19.5     79.5
Provision for adoption of FAS 114                        --       --     57.2
Releases due to write-downs                           (12.0)      --       --
Releases due to sales                                 (15.9)  (164.7)   (12.2)
Releases due to foreclosures                          (14.9)   (18.9)   (32.9)
Balance at end of year                                $28.5   $ 56.6   $220.7

The Lincoln National Life Insurance Company

3. Investments (continued)

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                      Year ended December 31
                                                      1995     1994     1993
                                                            (in millions)
  Average recorded investment in impaired loans      $181.7   $467.5   $703.6
  Interest income recognized on impaired loans         16.6     36.1     47.3

All interest income on impaired loans was recognized on the cash basis of income recognition.

As of December 31, 1995 and 1994, the Company had restructured loans of $62,500,000 and $36,200,000, respectively. The Company recorded $6,300,000 and $800,000 interest income on these restructured loans in 1995 and 1994, respectively. Interest income in the amount of $6,600,000 and $3,900,000 would have been recorded on these loans according to their original terms in 1995 and 1994, respectively. As of December 31, 1995 and 1994, the Company had no outstanding commitments to lend funds on restructured loans.

As of December 31, 1995, the Company's investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $543,100,000.

Fixed maturity securities available-for-sale, mortgage loans on real estate and real estate with a combined carrying value at December 31, 1995 of $1,300,000 were non-income producing for the year ended December 31, 1995.

The Lincoln National Life Insurance Company

3. Investments (continued)

The cost information for mortgage loans on real estate, real estate and other long-term investments are net of allowances for losses. The balance sheet account for other liabilities includes a reserve for guarantees of third-party debt. The amount of allowances and a reserve for such items is as follows:

                                                                December 31
                                                               1995     1994
                                                               (in millions)
  Mortgage loans on real estate                               $28.5    $56.6
  Real estate                                                  46.6     65.2
  Other long-term investments                                  11.8     13.5

Details underlying the balance sheet caption "Net Unrealized Gain (Loss) on Securities Available-for-Sale," are as follows:

                                                             December 31
                                                          1995        1994
                                                            (in millions)
  Fair value of securities available-for-sale          $21,013.2   $18,148.5
  Cost of securities available-for-sale                 19,333.1    18,610.2
  Unrealized gain (loss)                                 1,680.1      (461.7)
  Adjustments to deferred acquisition costs               (492.1)      158.2
  Amounts required to satisfy
    policyholder commitments                              (510.1)        8.6
  Deferred income credits (taxes)                         (234.6)      105.9
  Valuation allowance for deferred tax assets                 --      (135.6)
  Net unrealized gain (loss) on
    securities available-for-sale                      $   443.3   $  (324.6)

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset account and included with the Future Policy Benefits, Claims and Claims Expense liability account on the balance sheet, respectively.

The Lincoln National Life Insurance Company

4. Federal Income Taxes

The Federal income tax expense (benefit) before cumulative effect of accounting change is as follows:

                                                     Year ended December 31
                                                    1995      1994     1993
                                                           (in millions)
  Current                                          $172.5   $(93.4)   $261.3
  Deferred                                          (45.0)   133.8    (118.8)
  Total                                            $127.5   $ 40.4    $142.5

Cash paid for Federal income taxes in 1995, 1994 and 1993 was $27,500,000, $41,400,000 and $272,600,000, respectively. The cash paid in 1995 is net of a $146,900,000 cash refund related to the carryback of 1994 capital losses to prior years.

The effective tax rate on pre-tax income before cumulative effect of accounting change is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                                     Year ended December 31
                                                    1995      1994     1993
                                                           (in millions)
  Tax rate times pre-tax income                    $157.3    $91.1    $117.5
  Effect of:
    Tax-exempt investment income                    (22.0)   (21.5)    (16.2)
    Participating policyholders' share                5.4      3.4       4.1
    Loss (gain) on sale of affiliates                  --    (24.1)     34.5
    Other items                                     (13.2)    (8.5)      2.6
  Provision for income taxes                       $127.5    $40.4    $142.5

  Effective tax rate                                 28.4%    15.5%     42.5%

The Lincoln National Life Insurance Company

4. Federal Income Taxes (continued)

The Federal income tax recoverable (liability) is as follows:

                                                              December 31
                                                            1995       1994
                                                              (in millions)
  Current                                                 $ (25.0)    $118.2
  Deferred                                                 (141.4)      16.3
  Total                                                   $(166.4)    $134.5

Significant components of the Company's net deferred tax asset (liability) are as follows:

                                                              December 31
                                                            1995       1994
                                                              (in millions)
  Deferred tax assets:
    Policy liabilities and accruals
      and contractholder funds                             $ 694.5    $430.9
    Loss on investments                                         --      16.8
    Net unrealized loss on
      securities available-for-sale                             --     161.6
    Postretirement benefits other than pensions               25.3      24.2
    Other                                                     39.5      34.6
  Total deferred tax assets                                  759.3     668.1
  Valuation allowance for deferred tax assets                   --    (135.6)
  Net deferred tax assets                                    759.3     532.5

  Deferred tax liabilities:
    Deferred acquisition costs                               218.8     475.5
    Net unrealized gain on
      securities available-for-sale                          579.6        --
    Gain on investments                                        7.7        --
    Other                                                     94.6      40.7
  Total deferred tax liabilities                             900.7     516.2
  Net deferred tax (liability) asset                       $(141.4)   $ 16.3

The Lincoln National Life Insurance Company

4. Federal Income Taxes (continued)

The Company is required to establish a "valuation allowance" for any portion of its deferred tax assets which are unlikely to be realized. At December 31, 1994, $161,600,000 of deferred tax assets relating to net unrealized capital losses on fixed maturity and equity securities available-for-sale were available to be recorded in shareholder's equity before considering a valuation allowance. For Federal income tax purposes, capital losses may only be used to offset capital gains in the current year or during a three year carryback and five year carryforward period. Due to these restrictions, and the uncertainty at that time of future capital gains, these deferred tax assets were substantially offset by a valuation allowance of $135,600,000. By December 31, 1995, the fair values of fixed maturity and equity securities available-for-sale were greater than the cost basis resulting in unrealized capital gains. Accordingly, no valuation allowance was established as of December 31, 1995 since management believes it is more likely than not that the Company will realize the benefit of its deferred tax assets.

Prior to 1984, a portion of the life companies' current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The total of the life companies' balances in their respective "policyholders' surplus" accounts at December 31, 1983 of $204,800,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder surplus," and is available for dividends to the shareholder without additional payment of tax. The December 31, 1995 total of the life companies' account balances for their "shareholder surplus" was $1,554,000,000. Should dividends to the shareholder for each life company exceed its respective "shareholder surplus," amounts would need to be transferred from its respective "policyholders' surplus" and would be subject to Federal income tax at that time. In connection with the 1993 sale of a life insurance affiliate (see Note 10), $8,800,000 was transferred from policyholders' surplus to shareholder surplus and current income tax of $3,100,000 was paid. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made from the remaining balance in "policyholders' surplus" of $196,000,000 that will result in any such tax. Accordingly, no provision for deferred income taxes has been provided by the Company on its "policyholders' surplus" account. In the event that such excess distributions are made, it is estimated that income taxes of approximately $68,600,000 would be due.

The Lincoln National Life Insurance Company

5. Supplemental Financial Data

The balance sheet captions, "Real Estate," "Other Investments" and "Property and Equipment," are shown net of allowances for depreciation as follows:

                                                               December 31
                                                             1995      1994
                                                              (in millions)
  Real estate                                               $ 51.6    $ 37.0
  Other investments                                           14.6      12.2
  Property and equipment                                     100.7     104.7

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                            December 31
                                                          1995        1994
                                                           (in millions)
  Premium deposit funds                                $17,886.9   $16,770.3
  Undistributed earnings on participating business          91.9        63.6
  Other                                                    193.0       194.7
  Total                                                $18,171.8   $17,028.6

The Lincoln National Life Insurance Company

5. Supplemental Financial Data (continued)

Details underlying the balance sheet captions, "Short-term and Long-term Debt," are as follows:

                                                               December 31
                                                             1995      1994
                                                              (in millions)
  Short-term debt:
    Short-term notes                                        $123.5    $150.8
    Current portion of long-term debt                          1.3       2.9
  Total short-term debt                                     $124.8    $153.7

  Long-term debt less current portion:
    7% mortgage note payable, due 1996                      $   --    $  4.9
    9.48% mortgage note payable, due 1996                       --       7.7
    12% mortgage note payable, due 1996                         --        .2
    8.42% mortgage note payable, due 1997                      7.0       7.2
    8.25% mortgage note payable, due 1997                     10.1      10.2
    8% mortgage note payable, due 1997                         2.1        --
    8.75% mortgage note payable, due 1998                     18.4      18.8
    9.75% mortgage note payable, due 2002                      3.2       5.8
  Total long-term debt                                      $ 40.8    $ 54.8

Future maturities of long-term debt are as follows (in millions):

      1996 -- $ 1.3    1998 -- $18.4    2000       -- $ --
      1997 --  19.2    1999 --    --    Thereafter --  3.2

Cash paid for interest for 1995, 1994 and 1993 was $67,000, $615,000 and $96,000, respectively.

Reinsurance transactions included in the income statement caption, "Insurance Premiums," are as follows:

                                                      Year ended December 31
                                                      1995     1994     1993
                                                           (in millions)
  Insurance assumed                                  $777.6   $910.8   $807.5
  Insurance ceded                                     441.7    716.7    568.6
  Net reinsurance premiums                           $335.9   $194.1   $238.9

The Lincoln National Life Insurance Company

5. Supplemental Financial Data (continued)

The income statement caption, "Benefits and Settlement Expenses," is net of reinsurance recoveries of $456,000, $524,000 and $438,000 for the years ended December 31, 1995, 1994 and 1993, respectively.

The income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," includes amortization of deferred acquisition costs of $399,700,000, $115,200,000 and $241,000,000 for the years ended December 31,
1995, 1994 and 1993, respectively.  An additional $(85,200,000), $81,200,000 and ($23,700,000) of deferred acquisition costs was restored (amortized) and netted against "Realized Gain (Loss) on Investments" for the years ended December 31, 1995, 1994 and 1993, respectively.

6. Employee Benefit Plans

Pension Plans

LNC maintains funded defined benefit pension plans for most of its employees and, prior to January 1, 1995, full-time agents. The benefits for employees are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. The benefits for agents were based on a percentage of each agent's yearly earnings. The plans are funded by contributions to tax-exempt trusts. The Company's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Plan assets consist principally of listed equity securities and corporate obligations and government bonds.

All benefits applicable to the funded defined benefit plan for agents were frozen as of December 31, 1994. The curtailment of this plan did not have a significant effect on net pension cost for 1994. Effective January 1, 1995, pension benefits for agents have been provided by a new defined contribution plan. Contributions to this plan will be based on 2.3% of an agent's earnings up to the social security wage base and 4.6% of any excess.

LNC also administers two types of unfunded, nonqualified, defined benefit plans for certain employees and agents. A supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law. A salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

The Lincoln National Life Insurance Company

6. Employee Benefit Plans (continued)

The status of the funded defined benefit pension plans and the amounts recognized on the balance sheets are as follows:

                                                              December 31
                                                            1995       1994
                                                             (in millions)
  Actuarial present value of benefit obligation:
    Vested benefits                                       $(162.1)   $(130.5)
    Nonvested benefits                                       (9.2)      (7.3)
  Accumulated benefit obligation                           (171.3)    (137.8)
  Effect of projected future compensation increases         (37.2)     (24.3)
  Projected benefit obligation                             (208.5)    (162.1)
  Plan assets at fair value                                 196.4      159.3
  Projected benefit obligations in
    excess of plan assets                                   (12.1)      (2.8)
  Unrecognized net loss (gain)                               12.6        (.5)
  Unrecognized prior service cost                             1.2        1.1
  Prepaid (accrued) pension cost
    included in other liabilities                         $   1.7    $  (2.2)

The status of the unfunded defined benefit pension plans and the amounts recognized on the balance sheets are as follows:

                                                                December 31
                                                               1995      1994
                                                               (in millions)
  Actuarial present value of benefit obligation:
    Vested benefits                                           $(7.0)    $(5.4)
    Nonvested benefits                                         (1.5)     (1.0)
  Accumulated benefit obligation                               (8.5)     (6.4)
  Effect of projected future compensation increases            (2.4)     (2.5)
  Projected benefit obligation                                (10.9)     (8.9)
  Unrecognized transition obligation                             --        --
  Unrecognized net loss (gain)                                  1.0       (.3)
  Unrecognized prior service cost                                .8        .8
  Accrued pension costs included in other liabilities         $(9.1)    $(8.4)

The Lincoln National Life Insurance Company

6. Employee Benefit Plans (continued)

The determination of the projected benefits obligation for the defined benefit plans was based on the following assumptions:

                                                        1995    1994    1993
  Weighted-average discount rate                         7.0%    8.0%    7.0%
  Rate of increase in compensation:
    Salary continuation plan                             6.0     6.5     6.0
    All other plans                                      5.0     5.0     5.0
  Expected long-term rate of return on plan assets       9.0     9.0     9.0

The components of net pension cost for the defined benefit pension plans are as follows:

                                                       Year ended December 31
                                                        1995    1994    1993
                                                            (in millions)
  Service cost-benefits earned during the year         $ 5.0   $ 8.9   $ 8.5
  Interest cost on projected benefit obligation         13.2    12.9    12.4
  Actual return on plan assets                         (36.3)    4.7   (20.1)
  Net amortization (deferral)                           22.9   (18.6)    6.1
  Net pension cost                                     $ 4.8   $ 7.9   $ 6.9

401(k)

LNC and the Company sponsor contributory defined contribution plans for eligible employees and agents. The Company's contributions to the plans are equal to each participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 25% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. Expense for these plans amounted to $8,000,000, $13,200,000 and $11,800,000 in 1995, 1994 and 1993, respectively.

The Lincoln National Life Insurance Company

6. Employee Benefit Plans (continued)

Postretirement Medical and Life Insurance Benefit Plans

LNC sponsors unfunded defined benefit plans that provide postretirement medical and life insurance benefits to full-time employees and agents who, depending on the plan, have worked for the Company 10 to 15 years and attained age 55 to 60. Medical benefits are also available to spouses and other dependents of employees and agents. For medical benefits, limited contributions are required from individuals retired prior to November 1, 1988; contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. The life insurance benefits are noncontributory, although participants can elect supplemental contributory benefits.

The status of the postretirement medical and life insurance benefit plans and the amounts recognized on the balance sheets are as follows:

                                                               December 31
                                                             1995       1994
                                                              (in millions)
  Accumulated postretirement benefit obligation:
    Retirees                                               $(39.8)    $(34.9)
    Fully eligible active plan participants                  (9.9)      (7.0)
    Other active plan participants                          (20.8)     (15.0)
  Accumulated postretirement benefit obligation             (70.5)     (56.9)
  Unrecognized net gain                                       (.8)      (5.5)
  Accrued plan cost included in other liabilities          $(71.3)    $(62.4)

The components of periodic postretirement benefit cost are as follows:

                                                       Year ended December 31
                                                        1995    1994    1993
                                                            (in millions)
  Service cost                                          $1.5    $1.7    $2.6
  Interest cost                                          4.4     4.2     4.6
  Amortization cost (credit)                             (.8)     .1      --
  Net periodic postretirement benefit cost              $5.1    $6.0    $7.2

The Lincoln National Life Insurance Company

6. Employee Benefit Plans (continued)

The calculation of the accumulated postretirement benefit obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) of 9.5% for 1996 gradually decreasing to 5.5% by 2004 and remaining at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefit obligation as of December 1995 and 1994 by $5,100,000 and $4,100,000, respectively, and the aggregate of the estimated service and interest cost components of net periodic postretirement benefit cost for the year ended December 31, 1995 by $488,000. The calculation assumes a long-term rate of increase in compensation of 5.0% for both December 31, 1995 and 1994. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% and 8.0% at December 31, 1995 and 1994, respectively.


7. Restrictions, Commitments and Contingencies

Shareholder's Equity Restrictions

Net income as determined in accordance with statutory accounting practices for the Company and its insurance subsidiaries in 1995, 1994 and 1993 was $284,500,000, $366,700,000 and $237,000,000, respectively. The Company's shareholder's equity as determined in accordance with statutory accounting practices at December 31, 1995 and 1994 was $1,732,900,000 and $1,679,700,000,
respectively.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payments of dividends to LNC. In 1996, the Company can transfer up to $284,500,000 without seeking prior approval from the insurance regulators.


Disability Income Claims

The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1995 and 1994 is a net liability of $602,600,000 and $441,700,000, respectively, excluding deferred acquisition costs. The bulk of the increase to this liability relates to the assumption of a large block of disability claim reserves and related assets during the third quarter of 1995. In addition, as indicated in Note 2, the Company strengthened its disability income reserves and wrote off certain related deferred acquisition costs in the fourth quarter of 1995. The reserves were established on the assumption that the recent experience will continue in the future. If incidence levels or claim termination rates vary significantly from these assumptions, further adjustments to reserves may be required in the future. It is not possible to provide a meaningful estimate of a range of possible outcomes at this time. The Company reviews and updates the level of these reserves on an on-going basis.

Compliance of Qualified Annuity Plans

Tax authorities continue to focus on compliance of qualified annuity plans marketed by insurance companies. If sponsoring employers cannot demonstrate compliance and the insurance company is held responsible due to its marketing efforts, the Company and other insurers may be subject to potential liability. It is not possible to provide a meaningful estimate of the range of potential liability at this time. Management continues to monitor this matter and to take steps to minimize any potential liability.

Group Pension Annuities

The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold, are supported by a single portfolio of assets which attempts to match the duration of these liabilities. Due to the very long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. This situation could cause losses which would be recognized at some future time.

Leases

The Company and certain of its subsidiaries lease their home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. In addition, the Company has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25 year lease period ending in 2009 or the last day of any of the renewal periods.

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Total rental expense under operating leases in 1995, 1994 and 1993 was $24,400,000, $21,700,000 and $27,100,000. Future minimum rental commitments are as follows (in millions):

  1996                                                           $ 20.9
  1997                                                             19.5
  1998                                                             18.3
  1999                                                             18.3
  2000                                                             17.7
  Thereafter                                                      172.4
  Total                                                          $267.1

Insurance Ceded and Assumed

The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding each companys retention limit is reinsured with other insurers. The Company seeks reinsurance coverage within the business segment that sells life insurance that limits its liabilities on an individual insured to $3,000,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits which management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and settlement expenses and deferred acquisition costs, net of insurance ceded (see Note 5). The Company and its subsidiaries remain liable if their reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 1995, the Company has provided $92,700,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Vulnerability from Concentrations

At December 31, 1995, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also at December 31, 1995, the Company did not have a concentration of 1) business transactions with a particular customer, lender or distributor, 2) revenues from a particular product of service, 3) sources of supply of labor or services used in the business or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a serve impact to the Company's financial condition.

Other Contingency Matters

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In some instances, these proceedings include claims for punitive damages and similar types of relief in unspecified or substantial amounts, in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial statements of the Company.

The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Guarantees

The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                                               Notional or
                                                            Contract Amounts
                                                               December 31
                                                              1995    1994
                                                              (in millions)
  Real estate partnerships                                   $ 3.3   $17.6
  Mortgage loan pass-through certificates                     63.6    78.2
  Total                                                      $66.9   $95.8

The Company has invested in real estate partnerships that use conventional mortgage loans. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addition, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1995 and 1994.

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Derivatives

The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                   Assets (Liabilities)
                                Notional or   Carrying Fair  Carrying Fair
                              Contract Amounts  Value Value   Value  Value
                                December 31     December 31    December 31
                               1995     1994     1995  1995    1994   1994
                                              (in millions)
Interest rate derivatives:
  Interest rate
    cap agreements          $5,110.0  $4,400.0   $22.7  $5.3   $23.3  $34.4
  Spread-lock
   agreements                  600.0   1,300.0     (.9)  (.9)    3.2    3.2
  Financial
    futures contracts             --     382.5      --    --    (7.5)  (7.5)
  Interest rate swaps            5.0       5.0      .2    .2      .2     .2
                             5,715.0   6,087.5    22.0   4.6    19.2   30.3
  Foreign currency
    derivatives:
      Foreign exchange
        forward contracts       15.7      21.2     (.6)  (.6)     .2     .2
      Foreign currency
        options                 99.2        --     1.9   1.4      --     --
      Foreign currency
        swaps                   15.0        --      .4    .4      --     --
                               129.9      21.2     1.7   1.2      .2     .2
                            $5,844.9  $6,108.7   $23.7  $5.8   $19.4  $30.5

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                                     Interest Rate Caps      Spread Locks
                                        December 31          December 31
                                      1995      1994       1995       1994
                                                   (in millions)
  Balance at beginning of year     $4,400.0   $3,800.0   $1,300.0   $1,700.0
  New contracts                       710.0      600.0      800.0         --
  Terminations and maturities            --         --   (1,500.0)    (400.0)
  Balance at end of year           $5,110.0   $4,400.0   $  600.0   $1,300.0

                                                 Financial Futures
                                          Contracts             Options
                                       1995       1994       1995      1994
                                                  (in millions)
  Balance at beginning of year      $  382.5    $   33.1    $   --    $   --
  New contracts                        810.5     1,087.7     181.6     308.0
  Terminations and maturities       (1,193.0)     (738.3)   (181.6)   (308.0)
  Balance at end of year            $     --    $  382.5    $   --    $   --

                                              Foreign Currency Derivatives
                                            Foreign
                                            Exchange       Foreign   Foreign
                                            Forward       Currency   Currency
                                           Contracts       Options     Swaps
                                         1995    1994    1995  1994 1995  1994
                                                      (in millions)
  Balance at beginning of year          $ 21.2  $  --  $   --  $--  $  --  $--
  New contracts                          131.2   38.5   356.6   --   15.0   --
  Terminations and maturities           (136.7) (17.3) (257.4)  --     --   --
  Balance at end of year                $ 15.7  $21.2  $ 99.2  $--  $15.0  $--

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Interest Rate Caps

The interest rate cap agreements, which expire in 1997 through 2003, entitle the Company to receive payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate times the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of fluctuating interest rates. The premium paid for the interest rate caps is included in other assets ($22,700,000 and $23,400,000 as of December 31, 1995 and 1994,
respectively) and is being amortized over the terms of the agreements and is included in net investment income.

Spread Locks

Spread-lock agreements in effect at December 31, 1995 all expire in 2005. Spread-lock agreements provide for a lump sum payment to or by the Company depending on whether the spread between the swap rate and a specified U.S. Treasury note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity U.S. Treasury security and the price sensitivity of the swap at that time, expressed in dollars per basis point. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

Financial Futures

The Company uses exchange-traded financial futures contracts and options on those financial futures to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price and may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. Options on financial futures give the Company the right, but not the obligation, to assume a long or short position in the underlying futures at a specified price during a specified time period.

The Lincoln National Life Insurance Company

7. Restrictions, Commitments and Contingencies (continued)

Foreign Currency Derivatives

The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period.
A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to reexchange the two currencies at the same rate of exchange at a specified future date.

Additional Derivative Information

Expenses for the agreements and contracts described above amounted to $5,600,000 and $5,400,000 in 1995 and 1994, respectively. Deferred losses of $21,800,000 as of December 31, 1995, resulting from 1) terminated and expired spread-lock agreements, 2) financial futures contracts and 3) options on financial futures, are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, foreign currency options and foreign currency swaps, but the Company does not anticipate nonperformance by any of these counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1995, the exposure was $6,900,000.


8. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values and, accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one time, current market exchange of all of the Company's financial instruments.

The Lincoln National Life Insurance Company

8. Fair Value of Financial Instruments (continued)

Fixed Maturity and Equity Securities

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate

The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income when compared to the expected yield for mortgages having similar characteristics. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's market price or the fair value of the collateral if the loan is collateral dependent.

Policy Loans

The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Other Investments and Cash and Invested Cash

The carrying value for assets classified as other investments and cash and invested cash in the accompanying balance sheets approximates their fair value.

The Lincoln National Life Insurance Company

8. Fair Value of Financial Instruments (continued)

Investment Type Insurance Contracts

The balance sheet captions, "Future Policy Benefits, Claims and Claims Expenses" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations based on interest rates currently being offered on similar contracts with maturities consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions, "Future Policy Benefits, Claims and Claims Expenses" and "Contractholder Funds," that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important in that readers of these financial statements could draw inappropriate conclusions about the Company's shareholder's equity determined on a fair value basis if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term and Long-Term Debt

Fair values for long-term debt issues are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements. For short-term debt, the carrying value approximates fair value.

Guarantees

The Company's guarantees include guarantees related to real estate partnerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant. Fair values for all other guarantees are based on fees that would be charged currently to enter into similar agreements, taking into consideration the remaining terms of the agreements and the counterparties' credit standing.

The Lincoln National Life Insurance Company

8. Fair Value of Financial Instruments (continued)

Derivatives

The Company's derivatives include interest rate cap agreements, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, options on financial futures, interest rate swaps, foreign currency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. The current settlement values are based on quoted market prices for the foreign currency exchange contracts, financial future contracts and options on financial futures and on brokerage quotes, which utilized pricing models or formulas using current assumptions, for all other swaps and agreements.

Investment Commitments

Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date, which would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

The Lincoln National Life Insurance Company

8. Fair Value of Financial Instruments (continued)

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                    December 31
                                            1995                 1994
                                   Carrying     Fair     Carrying     Fair
        Assets (Liabilities)         Value      Value      Value      Value
                                                  (in millions)
  Fixed maturity securities        $20,414.8  $20,414.8  $17,692.2  $17,692.2
  Equity securities                    598.4      598.4      456.3      456.3
  Mortgage loans on real estate      3,147.8    3,330.5    2,795.9    2,720.6
  Policy loans                         565.3      557.4      528.7      508.1
  Other investments                    241.2      241.2      158.2      158.2
  Cash and invested cash               802.7      802.7      990.9      990.9
  Investment type
    insurance contracts:
      Deposit contracts and
        certain guaranteed
        interest contracts         (15,390.8) (15,179.1) (14,294.7) (14,052.5)
      Remaining guaranteed
        interest and similar
        contracts                   (2,470.9)  (2,396.5)  (2,485.5)  (2,423.9)
  Short-term debt                     (124.8)    (124.8)    (153.7)    (153.7)
  Long-term debt                       (40.8)     (36.7)     (54.8)     (57.0)
  Derivatives                           23.7        5.8       19.4       30.5
  Investment commitments                  --        (.8)        --        (.5)

As of December 31, 1995 and 1994, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $333,797,000 and $399,000,000, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs in order that they be comparable with the fair value basis.


9. Segment Information

The Company has two major business segments: Life Insurance and Annuities and Reinsurance. The Life Insurance and Annuities segment offers universal life, pension products and other individual coverages through a network of career agents, independent general agencies and insurance agencies located within a variety of financial institutions. These products are sold throughout the
United States by the Company.   Reinsurance sells reinsurance products and
services to insurance companies, HMOs, self-funded employers and other primary risk accepting organizations in the U.S. and economically attractive international markets. Effective in the fourth quarter of 1995, operating results of the direct disability income business previously included in the Life Insurance and Annuities segment is now included in the Reinsurance segment. This direct disability income business, which is no longer being sold, is now managed by the Reinsurance segment along with its disability income business. Prior to the sale of 100% of the ownership of its primary underwriter of employee life-health benefit coverages in 1994 (see Note 10), the Employee Life-Health Benefits segment distributed group life and health insurance, managed health care and other related coverages through career agents and independent general agencies. Activity which is not included in the major business segments is shown as "Other Operations."

"Other Operations" includes operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on corporate debt and unallocated corporate overhead expenses).

The revenue, pre-tax income and assets by segment for 1993 through 1995 are as follows:

                                                  Year ended December 31
                                                1995       1994       1993
                                                       (in millions)
  Revenue:
    Life Insurance and Annuities              $2,569.2   $2,065.3   $2,341.9
    Reinsurance                                  751.2      660.4      610.7
    Employee Life-Health Benefits                   --      314.9    1,326.8
    Other Operations                              16.1       74.6      (28.8)
    Total                                     $3,336.5   $3,115.2   $4,250.6
  Income (loss) before income taxes and
   cumulative effect of accounting change:
      Life Insurance and Annuities            $  361.0   $   75.6   $  265.3
      Reinsurance                                 83.5       93.9       31.6
      Employee Life-Health Benefits                 --       22.9       83.0
      Other Operations                             5.0       67.8      (44.2)
      Total                                   $  449.5   $  260.2   $  335.7

The Lincoln National Life Insurance Company

9. Segment Information (continued)

                                                         December 31
                                                1995        1994        1993
                                                        (in millions)
  Assets:
    Life Insurance and Annuities             $45,280.0   $37,675.9   $36,021.0
    Reinsurance                                3,383.5     2,311.5     2,328.9
    Employee Life-Health Benefits                   --          --       588.5
    Other Operations                             923.6     1,038.1       770.0
    Total                                    $49,587.1   $41,025.5   $39,708.4

Provisions for depreciation and capital additions were not material.

10. Sale of Affiliates

In December 1993, the Company recorded a provision for loss of $98,500,000 (also $98,500,000 after-tax) in the "Other Operations" segment for the sale of Security-Connecticut Life Insurance Company ("Security-Connecticut"). The sale was completed on February 2, 1994 through an initial public offering and the Company received cash and notes, net of related expenses, totaling $237,700,000. The loss on sale and disposal expenses did not differ materially from the estimate recorded in the fourth quarter of 1993. For the year ended December 31, 1993, Security-Connecticut, which operated in the Life Insurance and Annuities segment, had revenue of $274,500,000 and net income of $24,000,000.

In 1994, the Company completed the sale of 100% of the common stock of EMPHESYS (parent company of Employers Health Insurance Company, which comprised the Employee Life-Health Benefits segment) for $348,200,000 of cash, net of related expenses, and a $50,000,000 promissory note. A gain on sale of $69,000,000 (also $69,000,000 after-tax) was recognized in 1994 in "Other Operations". For the year ended December 31, 1993, EMPHESYS had revenues of $1,304,700,000 and net income of $55,300,000. EMPHESYS had revenue and net income of $314,900,000 and $14,400,000, respectively, during the three months of ownership in 1994.

The Lincoln National Life Insurance Company

11. Subsequent Event

In January 1996, LNC announced that it had signed a definitive agreement to acquire the group tax-sheltered annuity business of UNUM Corporation's affiliates. This purchase is expected to be completed in the form of a reinsurance transaction with an initial ceding commission of approximately $70,000,000. This ceding commission represents the present value of business in-force and, accordingly, will be classified as other intangible assets upon the close of this transaction. This transaction, which is expected to close in the third quarter of 1996, will increase LNC's assets and policy liabilities and accruals by approximately $3,200,000,000.


12. Transactions With Affiliates

A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $81,900,000, $78,500,000 and $74,500,000 in 1995, 1994 and 1993, respectively. LFGI incurred expenses of $10,400,000, $10,700,000 and $10,500,000 in 1995, 1994 and 1993, respectively, in excess of the override commission and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and invested cash at December 31, 1995 and 1994 include the Company's participation in a short-term investment pool with LNC of $333,800,000 and $428,300,000, respectively. Related investment income amounted to $22,500,000, $17,100,000 and $9,100,000 in 1995, 1994 and 1993, respectively.
Short-term debt at December 31, 1995 and 1994 includes $67,000,000 and $68,600,000, respectively, borrowed from LNC. The Company paid interest to LNC of $24,000, $8,000 and $137,000 in 1995, 1994 and 1993, respectively.

The Company provides services to and receives services from affiliated companies which resulted in a net receipt of $7,500,000, $13,900,000 and $18,900,000 in 1995, 1994 and 1993, respectively.

The Lincoln National Life Insurance Company

12. Transactions With Affiliates (continued)

The Company both cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income includes reinsurance transactions with affiliated companies as follows:

                                                                Year ended
                                                                December 31
                                                               1995     1994
                                                               (in millions)
  Insurance assumed                                          $ 17.6    $ 19.8
  Insurance ceded                                             214.4     481.3

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                                December 31
                                                              1995      1994
                                                               (in millions)
  Future policy benefits and claims assumed                 $  344.8   $341.3
  Future policy benefits and claims ceded                    1,344.5    857.7
  Amounts recoverable on paid and unpaid losses                 65.9     36.8
  Reinsurance payable on paid losses                             5.5      3.5
  Funds held under reinsurance treaties-net liability          712.3    238.4

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $340,800,000 and $308,200,000 at December 31, 1995 and 1994, respectively. At
December 31, 1995 and 1994, LNC had guaranteed $275,300,000 and $298,200,000, respectively, of these letters of credit. At December 31, 1995, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $241,900,000 for statutory surplus relief received under financial reinsurance ceded agreements.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company, a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 1995 and 1994, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 1995. Our audits also included the
financial statement schedules listed on B-   . These financial statements and
schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 1995, and 1994, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 1993 the Company changed its method of accounting for postretirement benefits other than pensions, accounting for impairment of loans and accounting for certain investments in debt and equity securities.


                             /S/ ERNST & YOUNG LLP

Fort Wayne, Indiana
February 7, 1996

FINANCIAL SCHEDULES

The following consolidated financial statement schedules of The Lincoln National
Life Insurance Company and subsidiaries are included on Pages B-     through
B-   .

I Summary of Investments Other than Investments in Related Parties December 31, 1995

III Supplementary Insurance Information Years ended December 31, 1995, 1994 and
    1993

IV  Reinsurance Years ended December 31, 1995, 1994 and 1993

V   Valuation and Qualifying Accounts Years ended December 31, 1995, 1994 and
    1993

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or the required information is included in the consolidated financial statements, and therefore have been omitted.

The Lincoln National Life Insurance Company and Subsidiaries

Schedule I
Summary of Investments Other Than Investments in Related Parties

December 31, 1995
(000's omitted)

                 Column A                           Column B      Column C        Column D
                                                                                 Amount at
                                                                                   Which
                                                                                  Shown in
                                                                                the Balance
            Type of Investment                        Cost          Value          Sheet
Fixed maturity securities available-for-sale:
  Bonds:
    United States Government and
      government agencies and authorities        $    569,552   $   653,444   $   653,444
    States, municipalities
      and political subdivisions                       12,325        12,375        12,375
    Mortgage-backed securities                      4,891,521     5,184,751     5,184,751
    Foreign governments                               927,901       997,567       997,567
    Public utilities                                2,572,309     2,772,990     2,772,990
    Convertibles and bonds
      with warrants attached                          181,431       199,658       199,658
    All other corporate bonds                       9,658,371    10,551,770    10,551,770
  Redeemable preferred stocks                          39,427        42,230        42,230
Total fixed maturity securities                    18,852,837    20,414,785    20,414,785

Equity securities available-for-sale:
  Common stocks:
    Public utilities                                    8,980        10,989        10,989
    Banks, trust and insurance companies               74,897        89,197        89,197
    Industrial, miscellaneous and all other           345,434       436,556       436,556
  Nonredeemable preferred stocks                       50,950        61,693        61,693
Total equity securities                               480,261       598,435       598,435

Mortgage loans on real estate                       3,176,275                   3,147,783 (A)
Real estate:
  Investment properties                               635,135                     635,135
  Acquired in satisfaction of debt                    157,441                     110,888 (A)
Policy loans                                          565,325                     565,325
Other investments                                     253,015                     241,219 (A)
Total investments                                 $24,120,189                 $25,713,570

(A) Investments which are deemed to have declines in value that are other than temporary are written down or reserved for to reduce their carrying value to their estimated realizable value.

The Lincoln National Life Insurance Company and Subsidiaries

Schedule III
Supplementary Insurance Information
(000's omitted)

             Column A                     Column B       Column C       Column D     Column E       Column F
                                                       Future Policy
                                                         Benefits,                 Other Policy
                                          Deferred      Claims and                  Claims and
                                         Acquisition      Claim         Unearned     Benefits       Premium
              Segment                       Costs        Expenses       Premiums      Payable      Revenue (A)
Year ended December 31, 1995:
  Life insurance and annuities           $  713,213     $6,530,475       $ 9,145        $--        $  685,258
  Reinsurance                               247,921      1,855,039        45,951         --           611,416
  Other (including consolidating
     adjustments)                            (7,300)        49,505            78         --               622
Total                                    $  953,834     $8,435,019      $ 55,174        $--        $1,297,296

Year ended December 31, 1994:
  Life insurance and annuities           $1,427,692     $5,888,581      $ 11,201        $--        $  647,416
  Reinsurance                               304,913      1,626,033        51,618         --           542,034
  Employee life-health benefits                  --             --            --         --           299,338
  Other (including consolidating
    adjustments)                              3,921         26,158        (1,347)        --             1,076
Total                                    $1,736,526     $7,540,772      $ 61,472        $--        $1,489,864

Year ended December 31, 1993:
  Life insurance and annuities           $  999,126     $6,782,207      $  5,188        $--        $  662,353
  Reinsurance                               298,787      1,616,088        54,157         --           491,397
  Employee life-health benefits                  --        228,892            --         --         1,243,576
  Other (including consolidating
    adjustments)                                 --        171,043           315         --               387
Total                                    $1,297,913     $8,798,230     $  59,660        $--        $2,397,713

The Lincoln National Life Insurance Company and Subsidiaries

Schedule III
Supplementary Insurance Information (continued)
(000's omitted)

                Column A                     Column G      Column H         Column I       Column J     Column K
                                                                          Amortization
                                                           Benefits,      of Deferred
                                                Net       Claims and        Policy          Other
                                            Investment      Claim         Acquisition     Operating      Premium
                Segment                     Income (B)     Expenses          Costs       Expenses (B)    Written
Year ended December 31, 1995:
  Life insurance and annuities              $1,741,231    $1,649,119        $298,020      $261,016         $--
  Reinsurance                                  134,000       472,198         101,729        93,750          --
  Other (including consolidating
    adjustments)                                24,399         1,299              --         9,898          --
Total                                       $1,899,630    $2,122,616        $399,749      $364,664         $--

Year ended December 31, 1994:
  Life insurance and annuities              $1,542,552    $1,554,479        $ 85,697      $349,529         $--
  Reinsurance                                  116,957       419,266          29,477       117,238          --
  Employee life-health benefits (C)             10,838       218,672              --        73,355          --
  Other (including consolidating
    adjustments)                                 3,634         1,630              --         5,682          --
Total                                       $1,673,981    $2,194,047        $115,174      $545,804         $--

Year ended December 31, 1993:
  Life insurance and annuities              $1,676,163    $1,615,883        $197,363      $268,066         $--
  Reinsurance                                  115,582       467,824          38,351        72,840          --
  Employee life-health benefits                 54,513       943,235              --       300,648          --
  Other (including consolidating
    adjustments)                               (22,799)        6,197           5,275          (744)         --
Total                                       $1,823,459    $3,033,139        $240,989      $640,810         $--

(A)  Includes insurance fees on universal life and other interest sensitive products.
(B)  The allocation of expenses between investments and other operations are based on a number of assumptions and estimates.
Results would change if different methods were applied.
(C)  Includes data through the March 21, 1994 date of sale of the direct writer of employee life-health coverages.

The Lincoln National Life Insurance Company and Subsidiaries

Schedule IV
Reinsurance (A)
(000's omitted)

           Column A                      Column B      Column C       Column D     Column E      Column F
                                                                                                Percentage
                                                        Ceded         Assumed                   of Amount
                                          Gross        to Other      from Other        Net       Assumed
                                          Amount      Companies      Companies       Amount      to Net
Year ended December 31, 1995:
  Life insurance in force             $ 51,570,782   $17,612,782   $142,794,000   $176,752,000    80.8%
  Premiums:
    Health insurance                       302,463       299,222        273,572        276,813    98.8
    Life insurance (B)                     658,936       142,523        504,070      1,020,483    49.4
Total                                 $    961,399   $   441,745   $    777,642   $  1,297,296

Year ended December 31, 1994:
  Life insurance in force             $ 79,802,000   $45,822,000   $125,640,000   $159,620,000    78.7%
  Premiums:
    Health insurance                       666,609       496,090        359,659        530,178    67.8
    Life insurance (B)                     629,185       220,678        551,179        959,686    57.4
Total                                 $  1,295,794   $   716,768   $    910,838   $  1,489,864

Year ended December 31, 1993:
  Life insurance in force             $135,401,000   $61,401,000   $109,257,000   $183,257,000    59.6%
  Premiums:
    Health insurance                     1,387,414       217,705        262,171      1,431,880    18.3
    Life insurance (B)                     771,408       350,907        545,332        965,833    56.5
Total                                 $  2,158,822   $   568,612   $    807,503   $  2,397,713

(A)  Special-purpose bulk reinsurance transactions have been excluded.
(B)  Includes insurance fees on universal life and other interest sensitive products.

The Lincoln National Life Insurance Company and Subsidiaries

Schedule V
Valuation and Qualifying Accounts
(000's omitted)

              Column A                            Column B              Column C             Column D     Column E
                                                                        Additions
                                                                    (1)          (2)
                                                                               Charged
                                                                  Charged        to
                                                  Balance at        to          Other                    Balance at
                                                  Beginning     Costs and      Accounts-   Deductions-    End of
                                                  of Period    Expenses (A)    Describe    Describe (B)    Period
Year ended December 31, 1995:
  Deducted from asset accounts:
    Reserve for mortgage loans on real estate      $ 56,614     $  2,659         $--       $ (30,781)     $ 28,492
    Reserve for real estate                          65,186       (7,227)         --         (11,406)       46,553
    Reserve for other long-term investments          13,492       (1,541)         --            (155)       11,796

Year ended December 31, 1994:
  Deducted from asset accounts:
    Reserve for mortgage loans on real estate      $220,671     $ 19,464         $--       $(183,521)     $ 56,614
    Reserve for real estate                         121,427       13,058          --         (69,299)       65,186
    Reserve for other long-term investments          26,730          262          --         (13,500)       13,492
  Included in other liabilities:
    Investment guarantees                             1,804        4,280          --          (6,084)           --

Year ended December 31, 1993:
  Deducted from asset accounts:
    Reserve for mortgage loans on real estate      $129,093     $136,717         $--       $ (45,139)     $220,671
    Reserve for real estate                         114,178       21,776          --         (14,527)      121,427
    Reserve for other long-term investments          31,582        3,905          --          (8,757)       26,730
  Included in other liabilities:
    Investment guarantees                            12,550        1,674          --         (12,420)        1,804

(A)  Exclude charges for the direct write-off of assets.  The negative amounts represent improvements in the underlying assets for which valuation accounts had previously been established.
(B)  Deductions reflect sales or foreclosures of the underlying holdings.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS--STATUTORY BASIS

                                                                                    December 31
                                                                                    1996       1995
                                                                                    ---------  ---------
                                                                                    (in millions)
                                                                                    --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                               $19,389.6  $17,729.7
-------------------------------------------------------------------------------------------------------
Preferred stocks                                                                        239.7       89.9
-------------------------------------------------------------------------------------------------------
Unaffiliated common stocks                                                              358.3      535.5
-------------------------------------------------------------------------------------------------------
Affiliated common stocks                                                                241.5      193.0
-------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                         2,976.7    2,909.7
-------------------------------------------------------------------------------------------------------
Real estate                                                                             621.3      655.2
-------------------------------------------------------------------------------------------------------
Policy loans                                                                            626.5      515.8
-------------------------------------------------------------------------------------------------------
Other investments                                                                       282.7      248.0
-------------------------------------------------------------------------------------------------------
Cash and short-term investments                                                         759.2      780.9
----------------------------------------------------------------------------------- ---------  ---------
Total cash and investments                                                           25,495.5   23,657.7
-------------------------------------------------------------------------------------------------------
Premiums and fees in course of collection                                                60.9       17.1
-------------------------------------------------------------------------------------------------------
Accrued investment income                                                               343.6      342.5
-------------------------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                       25.8      595.3
-------------------------------------------------------------------------------------------------------
Other admitted assets                                                                   355.7      217.7
-------------------------------------------------------------------------------------------------------
Separate account assets                                                              23,735.1   18,461.6
----------------------------------------------------------------------------------- ---------  ---------
Total admitted assets                                                               $50,016.6  $43,291.9
----------------------------------------------------------------------------------- =========  =========
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                   $ 5,954.0  $ 5,713.3
-------------------------------------------------------------------------------------------------------
Other policyholder funds                                                             17,262.4   15,598.5
-------------------------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                             250.2      499.3
-------------------------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                   564.6    1,053.5
-------------------------------------------------------------------------------------------------------
Asset valuation reserve                                                                 375.5      270.0
-------------------------------------------------------------------------------------------------------
Interest maintenance reserve                                                             76.7      116.3
-------------------------------------------------------------------------------------------------------
Other liabilities                                                                       490.9      391.3
-------------------------------------------------------------------------------------------------------
Federal income taxes                                                                      4.3        3.2
-------------------------------------------------------------------------------------------------------
Net transfers due from separate accounts                                               (659.7)    (548.0)
-------------------------------------------------------------------------------------------------------
Separate account liabilities                                                         23,735.1   18,461.6
----------------------------------------------------------------------------------- ---------  ---------
Total liabilities                                                                    48,054.0   41,559.0
-------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
 Authorized, issued and outstanding shares--10 million (owned by Lincoln National
 Corporation)                                                                            25.0       25.0
-------------------------------------------------------------------------------------------------------
Paid-in surplus                                                                         883.4      783.4
-------------------------------------------------------------------------------------------------------
Unassigned surplus                                                                    1,054.2      924.5
----------------------------------------------------------------------------------- ---------  ---------
Total capital and surplus                                                             1,962.6    1,732.9
----------------------------------------------------------------------------------- ---------  ---------
Total liabilities and capital and surplus                                           $50,016.6  $43,291.9
----------------------------------------------------------------------------------- =========  =========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME--STATUTORY BASIS

                                                     Year ended December 31
                                                     1996     1995     1994
                                                        -----------------------
                                                     (in millions)
                                                     --------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                $7,268.5 $4,899.1 $5,648.7
-------------------------------------------------------------------------------
Net investment income                                 1,756.3  1,772.2  1,606.8
-------------------------------------------------------------------------------
Amortization of interest maintenance reserve             27.2     34.0      9.8
-------------------------------------------------------------------------------
Commissions and expense allowances on reinsurance
 ceded                                                   90.9     98.3    145.0
-------------------------------------------------------------------------------
Expense charges on deposit funds                        100.7     83.2     70.5
-------------------------------------------------------------------------------
Other income                                             16.8     14.5     15.6
---------------------------------------------------  -------- -------- --------
Total revenues                                        9,260.4  6,901.3  7,496.4
-------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
Benefits and settlement expenses                      5,989.9  4,184.0  5,071.6
-------------------------------------------------------------------------------
Underwriting, acquisition, insurance and other
 expenses                                             2,878.5  2,345.7  2,136.1
---------------------------------------------------  -------- -------- --------
Total benefits and expenses                           8,868.4  6,529.7  7,207.7
---------------------------------------------------  -------- -------- --------
Gain from operations before dividends to
policyholders, income taxes and net realized gain
on investments                                          392.0    371.6    288.7
-------------------------------------------------------------------------------
Dividends to policyholders                               27.3     27.3     18.0
---------------------------------------------------  -------- -------- --------
Gain from operations before federal income taxes
 and net realized gain on investments                   364.7    344.3    270.7
-------------------------------------------------------------------------------
Federal income taxes                                     83.6    103.7     52.8
---------------------------------------------------  -------- -------- --------
Gain from operations before net realized gain on
 investments                                            281.1    240.6    217.9
-------------------------------------------------------------------------------
Net realized gain on investments, net of income tax
expense (benefits) [1996--$28.5; 1995--$48.1;
1994--$(178.1)] and excluding net transfers to
(from) the interest maintenance reserve [1996--
$(12.4); 1995--$94.9; 1994--$(147.1)]                    53.3     43.9    124.0
---------------------------------------------------  -------- -------- --------
Net income                                           $  334.4 $  284.5 $  341.9
---------------------------------------------------  ======== ======== ========


See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS

                                                                  Year
                                                                  ended
                                                                  December
                                                                  31
                                                                  1996      1995      1994
                                                                  --------  --------  --------
                                                                  (in millions)
                                                                  ----------------------------
Capital and surplus at beginning of year                          $1,732.9  $1,679.6  $1,302.5
----------------------------------------------------------------
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                           334.4     284.5     341.9
----------------------------------------------------------------
Differences in cost and admitted investment amounts                   38.6     143.2    (123.3)
----------------------------------------------------------------
Nonadmitted assets                                                    (3.0)      2.9      (3.2)
----------------------------------------------------------------
Regulatory liability for reinsurance                                   0.6      (2.0)     (1.1)
----------------------------------------------------------------
Life policy reserve valuation basis                                   (0.4)      2.9      (1.3)
----------------------------------------------------------------
Asset valuation reserve                                             (105.5)   (112.5)     83.8
----------------------------------------------------------------
Mortgage loan, real estate and other investment reserves                --       2.2     218.6
----------------------------------------------------------------
Paid-in surplus                                                      100.0      15.1        --
----------------------------------------------------------------
Separate account receivable due to change in valuation                  --      27.0        --
----------------------------------------------------------------
Accounting for separate account contracts                               --        --     (13.3)
----------------------------------------------------------------
Dividends to shareholder                                            (135.0)   (310.0)   (125.0)
----------------------------------------------------------------  --------  --------  --------
Capital and surplus at end of year                                $1,962.6  $1,732.9  $1,679.6
----------------------------------------------------------------  ========  ========  ========




SEE ACCOMPANYING NOTES.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS--STATUTORY BASIS

                                                                  Year ended December 31
                                                                  1996        1995        1994
                                                                  ----------------------------------
                                                                  (in millions)
                                                                  ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received       $  8,059.4  $  5,430.9  $  5,654.5
-------------------------------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
 reinsurance ceded                                                    (767.5)     (383.6)      137.1
-------------------------------------------------------------------------------------
Investment income received                                           1,700.6     1,713.2     1,588.5
-------------------------------------------------------------------------------------
Benefits paid                                                       (4,050.4)   (3,239.6)   (3,054.1)
-------------------------------------------------------------------------------------
Insurance expenses paid                                             (2,972.2)   (2,513.5)   (2,542.5)
-------------------------------------------------------------------------------------
Federal income taxes recovered (paid)                                  (72.3)       38.4      (191.8)
-------------------------------------------------------------------------------------
Dividends to policyholders                                             (27.7)      (16.5)      (18.4)
-------------------------------------------------------------------------------------
Other income received and expenses paid, net                             6.3        14.4        59.2
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash provided by operating activities                            1,876.2     1,043.7     1,632.5
-------------------------------------------------------------------------------------
INVESTING ACTIVITIES
Sale, maturity or repayment of investments                          12,542.0    13,183.9    11,877.0
-------------------------------------------------------------------------------------
Purchase of investments                                            (14,175.4)  (14,049.6)  (12,871.8)
-------------------------------------------------------------------------------------
Other uses                                                            (266.5)      (64.0)     (123.4)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash used in investing activities                               (1,899.9)     (929.7)   (1,118.2)
-------------------------------------------------------------------------------------
FINANCING ACTIVITIES
Surplus paid-in                                                        100.0        15.1          --
-------------------------------------------------------------------------------------
Proceeds from borrowings                                               100.0        63.0        63.0
-------------------------------------------------------------------------------------
Repayment of borrowings                                                (63.0)      (63.0)      (60.0)
-------------------------------------------------------------------------------------
Dividends paid to shareholder                                         (135.0)     (310.0)     (125.0)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash provided by (used in) financing activities                      2.0      (294.9)     (122.0)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments             (21.7)     (180.9)      392.3
-------------------------------------------------------------------------------------
Cash and short-term investments at beginning of year                   780.9       961.8       569.5
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Cash and short-term investments at end of year                    $    759.2  $    780.9  $    961.8
-------------------------------------------------------------------------------------
                                                                  ==========  ==========  ==========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS


1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES

  ORGANIZATION AND OPERATIONS
  The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in In-diana. As of December 31, 1996, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company, Lincoln National Health & Casualty Insurance Compa-ny, Lincoln National Reassurance Company and Lincoln Life & Annuity Company of New York.

  The Company's principal business consist of underwriting annuities, depos-it-type contracts, life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health busi-ness. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

  USE OF ESTIMATES
  The preparation of financial statements requires management to make esti-mates and assumptions that affect amounts reported in the financial state-ments and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

  BASIS OF PRESENTATION
  The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting prin-ciples ("GAAP"). The more significant variances from GAAP are as follows:

  INVESTMENTS
  Bonds are reported at cost or amortized cost or market value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported di-rectly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and de-ferred income taxes.

  Investments in real estate are reported net of related obligation rather than on a gross basis.

  Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

  Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the gen-eral level of interest rates and amortizes those deferrals over the remain-ing period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. The asset valuation reserve is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, real-ized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

  SUBSIDIARIES
  The accounts and operations of the Company's subsidiaries are not consoli-dated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory-basis net equity.

  POLICY ACQUISITION COSTS
  The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For uni-versal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross prof-its, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

  NONADMITTED ASSETS
  Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying bal-ance sheets and are charged directly to unassigned surplus.

  PREMIUMS
  Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
  INCOME TAXES
  Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

  POLICYHOLDER DIVIDENDS
  Policyholder dividends are recognized when declared rather than over the term of the related policies.

  Other significant accounting practices are as follows:

  INVESTMENTS
  The discount or premium on bonds is amortized using the interest method. For mortgage-backed bonds, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect ac-tual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

  Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

  Preferred stocks are reported at cost or amortized cost.

  Common stocks are reported at market value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

  Policy loans are reported at unpaid balances.

  The Company uses various derivative instruments as part of its overall lia-bility-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the un-derlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the un-derlying hedged items are sold.

  Mortgage loans on real estate are reported at unpaid balances, less allow-ances for impairments. Real estate is reported at depreciated cost. As of June 30, 1994, the Company changed its method of accounting for reserves on impaired real estate and mortgage loans. The impaired investment is now shown on a pre-tax basis as a nonadmitted asset. Previously, these reserves were presented as a liability, net of related tax benefits, to approximate the impact on surplus if losses were realized.

  Realized investment gains and losses on investments sold are determined us-ing the specific identification method. Changes in admitted asset carrying amounts of
1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES CONTINUED

  BENEFIT RESERVES
  Certain policy reserves are calculated based on statutorily required inter-est and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

  Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses; in the ac-companying statement of income, whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

  REINSURANCE
  Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

  A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not au-thorized by the Indiana Department of Insurance to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is es-tablished through a charge to income.

  Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs.

  Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using tradi-tional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

  POSTRETIREMENT BENEFITS
  For purposes of calculating the Company's postretirement benefit obliga-tion, only vested employees and current retirees are included in the valua-tion. Under GAAP, active employees not currently eligible would also be in-cluded.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  CLAIMS AND CLAIM ADJUSTMENT EXPENSES
  Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are con-tinually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current opera-tions.

  REINSURANCE CEDED AND ASSUMED
  Reinsurance premiums and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original pol-icies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on funds withheld are reported in net investment income.

  PENSION BENEFITS
  Costs associated with the Company's defined benefit pension plans is sys-tematically accrued during the expected period of active service of the covered employees.

  INCOME TAXES
  The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the ex-tent such items may be utilized in the consolidated income tax returns of LNC.

  STOCK OPTIONS
  The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other mea-surement date, over the amount an employee must pay to acquire the stock.

  ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
  ACCOUNTS
  These assets and liabilities represent segregated funds administered and invested by LNC's insurance subsidiaries for the exclusive benefit of pen-sion and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services per-formed for these separate accounts are included in the Company's statements of income.
1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES CONTINUED

  bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

  DATA PROCESSING EQUIPMENT
  Data processing equipment is reported at depreciated cost, with deprecia-tion determined on a straight-line basis over five years.

  GOODWILL
  Goodwill, which represents the excess of the ceding commission over statu-tory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

  PREMIUMS
  Life insurance and annuity premiums are recognized as revenue when due. Ac-cident and health premiums are earned prorata over the contract term of the policies.

  BENEFITS
  Life, annuity and accident and health benefit reserves are developed by ac-tuarial methods and are determined based on published tables using statuto-rily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Indiana De-partment of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserve. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

  The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined us-ing the actual interest credited to the funds plus the change in accrued interest.

  Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  A reconciliation of the Company's net income and capital and surplus deter-mined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                 Capital and Surplus   Net Income
                                 --------------------  -----------------------
                                                       Year ended December
                                 December 31           31
                                 1996       1995       1996    1995    1994
                                 ---------  ---------  ------  ------  -------
                                               (in millions)
   Amounts reported on a
    statutory basis              $ 1,962.6  $ 1,732.9  $334.4  $284.5  $ 341.9
   ----------------------------
   GAAP adjustments:
   ----------------------------
    Deferred policy acquisition
     costs and present value of
     future profits                1,119.1      850.2    66.7   (63.0)   191.1
   ----------------------------
    Policy and contract
     reserves                     (1,405.3)  (1,562.2)  (57.1)  (55.3)   (53.6)
   ----------------------------
    Interest maintenance
     reserve                          76.7      116.3   (39.7)   60.9   (157.0)
   ----------------------------
    Deferred income taxes            (27.4)    (122.5)    1.8    38.3   (138.3)
   ----------------------------
    Policyholders' share of
     earnings and surplus on
     participating business          (81.9)     (91.9)    (.3)     .2     (3.0)
   ----------------------------
    Asset valuation reserve          375.5      270.0      --      --       --
   ----------------------------
    Net realized gain (loss) on
     investments                     (72.0)     (67.4)   78.7    30.0     47.1
   ----------------------------
    Adjustment to unrealized
     gain (loss)                     825.2    1,494.0      --      --       --
   ----------------------------
    Nonadmitted assets,
     including nonadmitted
     investments                      (7.1)      57.9      --      --       --
   ----------------------------
    Net GAAP adjustments of
     subsidiary companies            156.6      131.2    29.9    34.3     48.2
   ----------------------------
    Other, net                       (99.0)     (89.7)  (82.6)   (7.3)   (58.6)
   ----------------------------  ---------  ---------  ------  ------  -------
   Net increase (decrease)           860.4      985.9    (2.6)   38.1   (124.1)
   ----------------------------  ---------  ---------  ------  ------  -------
   Amounts on a GAAP basis       $ 2,823.0  $ 2,718.8  $331.8  $322.6  $ 217.8
   ----------------------------  =========  =========  ======  ======  =======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

2.PERMITTED STATUTORY ACCOUNTING PRACTICES

  The Company's statutory-basis financial statements are prepared in accor-dance with accounting practices prescribed or permitted by the Indiana De-partment of Insurance (the "Department"). "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory ac-counting practices encompass all accounting practices that are not pre-scribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "pre-scribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

  In 1994, the Company received approval from the Department to change its accounting for surrender charges applicable to separate account liabilities for variable life and annuity products so that the surrender charges on these products are recorded as a liability in the separate account finan-cial statements payable to the Company's general account. In the accompany-ing financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying statement of operations as a change in reserves or change in premium and other deposit funds. The cumulative effect of this change increased 1994 net income by $13,299,000.

  The Company has approval from the Department to establish valuation allow-ances on mortgage loans on real estate in accordance with GAAP, which are in excess of that prescribed by the NAIC and the Department.

  Prior to 1995, the Company has considered certain amounts under modified coinsurance reinsurance contracts as adjustments to premiums. As such, pol-icyholder dividends, cash surrender charges and reserve adjustments with interest thereon and commissions on reinsurance assumed are classified as premiums, rather than on expense lines, with no net effect on net income or capital and surplus. On a net-of-ceded basis for the year ended December 31, 1994, this practice resulted in increases to both revenues and expenses of approximately $600,000,000. In addition, reserve adjustments with inter-est thereon and commissions on reinsurance ceded were also classified as premiums, rather than in other revenue classifications. For the year ended December 31, 1994, this intra-revenue grouping reduced premiums by approxi-mately $50,000,000. Beginning in 1995, the Company reports modified coin-surance agreements on a gross basis. This change was made as a result of communications with the Department. This accounting change had no effect on income or surplus and prior period amounts have not been restated.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS
  The major categories of net investment income are as follows:

                                                                     Year ended December 31
                                                                     1996     1995     1994
                                                      -----------------------------------------
                                                                     (in millions)
                                                                     --------------------------
   Income:
    Bonds                                                            $1,442.2 $1,457.4 $1,266.7
   --------------------------------------------------------------------------------
    Preferred stocks                                                      9.6      6.4      5.8
   --------------------------------------------------------------------------------
    Unaffiliated common stocks                                            6.5      5.2      4.4
   --------------------------------------------------------------------------------
    Affiliated common stocks                                              9.5     12.6     62.5
   --------------------------------------------------------------------------------
    Mortgage loans on real estate                                       269.3    252.0    255.2
   --------------------------------------------------------------------------------
    Real estate                                                         114.4    110.0     97.4
   --------------------------------------------------------------------------------
    Policy loans                                                         35.0     32.1     29.7
   --------------------------------------------------------------------------------
    Other investments                                                    22.4     62.6    121.3
   --------------------------------------------------------------------------------
    Cash and short-term investments                                      48.9     53.2     43.3
    ---------------------------------------------------------------  -------- -------- --------
   Total investment income                                            1,957.8  1,991.5  1,886.3
  -----------------------------------------------------------------------------------
   Expenses:
    Depreciation                                                         25.0     25.9     21.9
   --------------------------------------------------------------------------------
    Other                                                               176.5    193.4    257.6
    ---------------------------------------------------------------  -------- -------- --------
   Total investment expenses                                            201.5    219.3    279.5
   ----------------------------------------------------------------  -------- -------- --------
   Net investment income                                             $1,756.3 $1,772.2 $1,606.8
   ----------------------------------------------------------------  ======== ======== ========

  Nonadmitted accrued investment income at December 31, 1996 and 1995 amounted to $2,500,000 and $11,500,000, respective-
  ly, consisting principally of interest on bonds in default and mortgage loans.

  The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summa-rized as follows:

                          Cost or   Gross      Gross
                          Amortized Unrealized Unrealized Fair
                          Cost      Gains      Losses     Value
                                           ------------------------
                          (in millions)
                          -----------------------------------------
   At December 31, 1996:
    Corporate             $12,548.1  $  586.5    $ 66.6   $13,068.0
   --------------------------------------------------------------
    U.S. government         1,088.7      43.2      18.0     1,113.9
   --------------------------------------------------------------
    Foreign government      1,234.0     105.1       1.4     1,337.7
   --------------------------------------------------------------
    Mortgage-backed         4,478.4     183.3      27.4     4,634.3
   --------------------------------------------------------------
    State and municipal        40.4        .1        --        40.5
    --------------------  ---------  --------    ------   ---------
                          $19,389.6  $  918.2    $113.4   $20,194.4
                          =========  ========    ======   =========
   At December 31, 1995:
    Corporate             $11,642.0  $1,074.7    $ 41.4   $12,675.3
   --------------------------------------------------------------
    U.S. government           546.4      82.2        --       628.6
   --------------------------------------------------------------
    Foreign government        908.0      68.0        .6       975.4
   --------------------------------------------------------------
    Mortgage-backed         4,628.3     283.2      11.2     4,900.3
   --------------------------------------------------------------
    State and municipal         5.0        .1        --         5.1
    --------------------  ---------  --------    ------   ---------
                          $17,729.7  $1,508.2    $ 53.2   $19,184.7
                          =========  ========    ======   =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS CONTINUED

  Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are esti-mated by discounting expected future cash flows using a cur-rent market rate applicable to the coupon rate, credit qual-ity and maturity of the investments.

  A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1996, by contractual maturity, is as follows:

                                                                                Cost or
                                                                                Amortized Fair
                                                                                Cost      Value
                                                             ------------------------------
                                                                                (in millions)
                                                                                -------------------
   Maturity:
    In 1997                                                                     $   358.0 $   360.1
  ----------------------------------------------------------------------------------------------
    In 1998-2001                                                                  3,809.0   3,912.3
  ----------------------------------------------------------------------------------------------
    In 2002-2006                                                                  4,760.9   4,917.3
  ----------------------------------------------------------------------------------------------
    After 2006                                                                    5,983.3   6,370.4
  ----------------------------------------------------------------------------------------------
    Mortgage-backed securities                                                    4,478.4   4,634.3
   ---------------------------------------------------------------------------  --------- ---------
   Total                                                                        $19,389.6 $20,194.4
   ---------------------------------------------------------------------------  ========= =========

  The expected maturities may differ from the contractual ma-turities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

  At December 31, 1996, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

  Proceeds from sales of investments in bonds during 1996, 1995 and 1994 were $10,996,900,000, $12,234,100,000 and
  $9,668,300,000, respectively. Gross gains during 1996, 1995 and 1994 of $169,700,000, $225,600,000 and $62,600,000, re-
  spectively, and gross losses of $177,000,000, $83,100,000 and $286,800,000, respectively, were realized on those sales.

  At December 31, 1996 and 1995, investments in bonds, with an admitted asset value of $70,700,000 and $60,700,000, respec-tively, were on deposit with state insurance departments to satisfy regulatory requirements.

  The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                Cost or   Gross      Gross
                                Amortized Unrealized Unrealized Fair
                                Cost      Gains      Losses     Value
                                       -------------------------------
                                (in millions)
                                       -------------------------------
   At December 31, 1996:
    Preferred stocks            $239.7    $ 10.5     $ 1.7      $248.5
  ----------------------------------------------------------
    Unaffiliated common stocks   289.9      84.6      16.2       358.3
  ----------------------------------------------------------
   At December 31, 1995:
    Preferred stocks              89.9      13.9        .2       103.6
  ----------------------------------------------------------
    Unaffiliated common stocks   438.0     110.0      12.5       535.5
  ----------------------------------------------------------

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS CONTINUED

  The carrying value of affiliated common stocks, representing their statutory-basis net equity, was $241,500,000 and $193,000,000 at December 31, 1996 and 1995, respectively. The cost basis of investments in subsidiaries as of December 31, 1996 and 1995 was $194,000,000 and $123,000,000, respec-
  tively.

  During 1996, the maximum and minimum lending rates for mort-gage loans were 10.5% and 6.0%, respectively. At the issu-ance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1996, the Company did not hold any mortgages with interest overdue beyond one year. At December 31, 1996, the Company's investments in mortgage loans were subject to $59,700,000 of prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

4.FEDERAL INCOME TAXES

  The effective federal income tax rate for financial report-ing purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends-received tax deductions, differences in policy acquisition costs and policy and contract liabilities for tax return and financial statement purposes.

  Federal income taxes incurred of $83,600,000, $103,700,000 and $52,800,000 in 1996, 1995 and 1994, respectively, would be subject to recovery in the event that the Company incurs net operating losses within three years of the years for which such taxes were paid.

  Prior to 1984, a portion of the Company's current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The Company's balance in the "pol-icyholders' surplus" account at December 31, 1983 of $187,000,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which in-come taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder's surplus," and is available for dividends to the shareholder without additional payment of tax by the Company. The December 31, 1996 memorandum account balance for "shareholder's surplus" was $1,606,000,000. Should dividends to the shareholder ex-ceed its respective "shareholder's surplus," amounts would need to be transferred from the "policyholders' surplus" and would be subject to federal income tax at that time. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made that will result in any such tax.

5.SUPPLEMENTAL FINANCIAL DATA

  The balance sheet caption, "Other Admitted Assets," includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future Policy Benefits and Claims," has been reduced for insurance ceded as follows:

                                                                      December 31
                                                                      --------------------------
                                                                      1996     1995     1994
                                                       ----------------------------------------
                                                                      (in millions)
                                                       ----------------------------------------
  Insurance ceded                                                     $1,154.5 $1,634.0 $1,721.1
  Amounts recoverable from other insurers                                 16.0      4.4      4.8

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
5.SUPPLEMENTAL FINANCIAL DATA CONTINUED

  Reinsurance transactions included in the income statement caption, "Premiums and Deposits," are as follows:

                                     Year ended December
                                     31
                                     1996   1995   1994
                                                       --
                                     (in millions)
                                     --------------------
    Insurance assumed                $241.3 $667.7 $607.3
    -------------------------------
    Insurance ceded                   193.3  453.1  583.8
    -------------------------------  ------ ------ ------
    Net amount included in premiums  $ 48.0 $214.6 $ 23.5
    -------------------------------  ====== ====== ======

  The income statement caption, "Benefits and Settlement Ex-penses," is net of reinsurance recoveries of $787,886,200, $1,407,000,000 and $1,391,100,000 for 1996, 1995 and 1994,
  respectively.

  Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Pre-miums and Fees in Course of Collection," are as follows:

                           December 31, 1996
                           -----------------------
                                           Net of
                           Gross   Loading Loading

                           (in millions)
                           -----------------------
    Ordinary new business  $  3.9   $1.9   $  2.0
    ---------------------
    Ordinary renewal         35.1    3.0     32.1
    ---------------------
    Group life                9.4    (.1)     9.5
    ---------------------
    Group annuity              --     --       --
    ---------------------  ------   ----   ------
                           $ 48.4   $4.8   $ 43.6
                           ======   ====   ======
                           December 31, 1995
                           -----------------------
                                           Net of
                           Gross   Loading Loading

                           (in millions)
                           -----------------------
    Ordinary new business  $  2.5   $1.1   $  1.4
    ---------------------
    Ordinary renewal        (19.1)   2.8    (21.9)
    ---------------------
    Group life               15.8     --     15.8
    ---------------------
    Group annuity              .2     --       .2
    ---------------------  ------   ----   ------
                           $  (.6)  $3.9   $ (4.5)
                           ======   ====   ======

  The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consul-tants, Inc. to write group life and health business. Direct premiums written amounted to $26,200,000 $3,800,000 and $8,600,000 in 1996 and $33,100,000, $10,600,000 and
  $8,800,000 in 1995, respectively. During 1996, LNC Adminis-trative Services entered into a similar agreement with the Company with direct premiums written amounting to $6,200,000. Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

6.ANNUITY RESERVES

  At December 31, 1996, the Company's annuity reserves and de-posit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are sum-marized as follows:

                                                           Amount      Percent
                                                              ----------------
                                                           (in millions)
                                                           -------------------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                           $ 2,971.8     6.0%
   ------------------------------------------------------
     At book value, less surrender charge                     5,228.6    12.0
   ------------------------------------------------------
     At market value                                         22,703.4    51.0
   ------------------------------------------------------  ----------  ------
                                                             30,903.8    69.0
   Subject to discretionary withdrawal without adjustment
    at book value with minimal or no charge or adjustment    10,986.4    25.0
   ------------------------------------------------------
   Not subject to discretionary withdrawal                    2,601.9     6.0
   ------------------------------------------------------
                                                           ----------  ------
   Total annuity reserves and deposit fund                   44,492.1
    liabilities--before reinsurance                                     100.0%
   ------------------------------------------------------
                                                                       ======
   Less reinsurance                                           1,848.8
   ------------------------------------------------------  ----------
   Net annuity reserves and deposit fund liabilities,
    including separate accounts                             $42,643.3
   ------------------------------------------------------  ==========

7.CAPITAL AND SURPLUS

  Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus main-tained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1996, the Company exceeds the RBC requirements.

  The payment of dividends by the Company is limited and can-not be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In 1997, the Company can pay divi-dends of $281,100,000 without prior approval of the Indiana Insurance Commissioner.

8.EMPLOYEE BENEFIT PLANS

  Pension plans
  LNC maintains funded defined benefit pension plans for most of its employees and, prior to January 1, 1995, full-time agents. The benefits for employees are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. The benefits for agents were based on a percentage of each agent's yearly earnings. The plans are funded by contributions to tax-exempt trusts. The Company's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Plan assets consist principally of listed equity se-curities, corporate obligations and government bonds.

  All benefits applicable to the funded defined benefit plan for agents were frozen as of December 31, 1994. The curtail-ment of this plan did not have a significant effect on net pension cost for 1994. Effective January 1, 1995, pension benefits for agents have been provided by a new defined

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  contribution plan. Contributions to this plan will be based on 2.3% of an agent's earnings up to the social security wage base and 4.6% of any excess.

  LNC also administers two types of unfunded, non-qualified, defined benefit plans for certain employees and agents. A supplemental retirement plan provides employees and agents defined benefit pension benefits in excess of limits imposed by Federal tax law. A salary continuation plan provides cer-tain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

  The status of the funded defined benefit pension plans and the amounts recognized in the balance sheets are as follows:

                                                          December 31
                                                          1996
                                                          -------  1995
                                                          (in millions)
                                                          ----------------
   Actuarial present value of benefit obligation:
   Vested benefits                                        $(156.9) $(146.1)
  -------------------------------------------------------------------------
   Nonvested benefits                                        (6.0)    (7.7)
  -------------------------------------------------------------------------
                                                          -------  -------
   Accumulated benefit obligation                          (162.9)  (153.8)
  -------------------------------------------------------------------------
   Effect of projected future compensation increases        (27.9)   (28.5)
  -------------------------------------------------------------------------
                                                          -------  -------
   Projected benefit obligation                            (190.8)  (182.3)
  -------------------------------------------------------------------------
   Plan assets at fair value                                186.1    173.2
  -------------------------------------------------------------------------
                                                          -------  -------
   Projected benefit obligation in excess of plan assets     (4.7)    (9.1)
  -------------------------------------------------------------------------
   Unrecognized net loss                                      4.9      9.3
  -------------------------------------------------------------------------
   Unrecognized prior service cost                            1.4      1.5
  -------------------------------------------------------------------------
                                                          -------  -------
   Prepaid pension costs included in other liabilities    $   1.6  $   1.7
  -------------------------------------------------------------------------
                                                          =======  =======

  The status of the unfunded defined benefit pension plans and the amounts recognized in the balance sheets are as follows:

                                                        December 31
                                                        1996
                                                        -----  1995
                                                        (in
                                                        millions)
                                                        ------------
   Actuarial present value of benefit obligation:
   Vested benefits                                      $(6.6) $(6.4)
  -------------------------------------------------------------------
   Nonvested benefits                                     (.9)  (1.1)
  -------------------------------------------------------------------
                                                        -----  -----
   Accumulated benefit obligation                        (7.5)  (7.5)
  -------------------------------------------------------------------
   Effect of projected future compensation increases     (1.1)  (1.7)
  -------------------------------------------------------------------
                                                        -----  -----
   Projected benefit obligation                          (8.6)  (9.2)
  -------------------------------------------------------------------
   Unrecognized net loss (gain)                           (.1)    .9
  -------------------------------------------------------------------
   Unrecognized prior service cost                         .2     .3
  -------------------------------------------------------------------
                                                        -----  -----
   Accrued pension costs included in other liabilities  $(8.5) $(8.0)
  -------------------------------------------------------------------
                                                        =====  =====

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  The determination of the projected benefit obligation for the defined benefit plans was based on the following assump-tions:

                                                                            December 31
                                                                            1996   1995   1994
                                                               ---------------------------
     Weighted-average discount rate                                         7.0%     7.0%   8.0%
     ----------------------------------------------------------------------
     Rate of increase in compensation:
     ----------------------------------------------------------------------
     Salary continuation plan                                               5.5      6.0    6.5
     ----------------------------------------------------------------------
     All other plans                                                        4.5      5.0    5.0
     ----------------------------------------------------------------------
     Expected long-term rate of return on plan assets                       9.0      9.0    9.0
     ----------------------------------------------------------------------

  The components of net pension cost for the defined benefit pension plans are as follows:

                                                                            Year ended
                                                                            December 31
                                                                            1996   1995   1994
                                                               ---------------------------
   Service cost--benefits earned during the year                            $ 5.2  $ 4.1  $ 7.9
   ------------------------------------------------------------------------
   Interest cost on projected benefit obligation                             12.9   11.9   11.6
   ------------------------------------------------------------------------
   Actual return on plan assets                                             (17.5) (32.0)   4.2
   ------------------------------------------------------------------------
   Net amortization (deferral)                                                3.1   20.3  (16.7)
   ------------------------------------------------------------------------ -----  -----  -----
   Net pension cost                                                         $ 3.7  $ 4.3  $ 7.0
   ------------------------------------------------------------------------ =====  =====  =====

  401K PLAN

  LNC and the Company sponsor contributory defined contribu-tion plans for eligible employees and agents. The Company's contributions to the plans are equal to each participant's pre-tax contribution, not to exceed 6% of base pay, multi-plied by a percentage ranging from 25% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. Expense for these plans amounted to $9,300,000, $6,700,000 and $11,200,000 in 1996, 1995 and
  1994, respectively.

  POSTRETIREMENT MEDICAL AND LIFE INSURANCE BENEFIT PLANS

  LNC sponsors unfunded defined benefit plans that provide postretirement medical and life insurance benefits to full-time employees and agents who, depending on the plan, have worked for the Company 10 to 15 years and attained age 55 to
  60. Medical benefits are also available to spouses and other dependents of employees and agents. For medical benefits, limited contributions are required from individuals retired prior to November 1, 1988; contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. The life insurance benefits are noncontributory, although par-ticipants can elect supplemental contributory benefits.

  The status of the postretirement medical and life insur-ance benefit plans and the amounts recognized in the bal-ance sheets are as follows:

                                                                             December 31
                                                                             1996    1995
                                                                --------------------------
                                                                             (in millions)
                                                                             --------------
   Accumulated postretirement benefit obligation:
    Retirees                                                                 $(32.4) $(37.9)
    ------------------------------------------------------------------------
    Fully eligible active plan participants                                    (8.2)   (8.7)
    ------------------------------------------------------------------------ ------  ------
    Accumulated postretirement benefit obligation                             (40.6)  (46.6)
    ------------------------------------------------------------------------
    Unrecognized net loss (gain)                                               (7.0)     .8
    ------------------------------------------------------------------------ ------  ------
    Accrued plan cost included in other liabilities                          $(47.6) $(45.8)
    ------------------------------------------------------------------------ ======  ======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  The components of periodic postretirement benefit cost are as follows:

                                                                            Year ended
                                                                            December 31
                                                                            1996  1995  1994
                                                           ---------------------------------
                                                                            (in millions)
                                                                            ----------------
   Service cost                                                             $1.3  $1.1  $1.4
   ------------------------------------------------------------------------
   Interest cost                                                             2.7   3.0   3.1
   ------------------------------------------------------------------------
   Amortized cost (credit)                                                   (.5)  (.4)   .1
   ------------------------------------------------------------------------ ----  ----  ----
   Net periodic postretirement benefit cost                                 $3.5  $3.7  $4.6
   ------------------------------------------------------------------------ ====  ====  ====

  The calculation of the accumulated postretirement benefit obligation assumes a weighted-average annual rate of in-crease in the per capita cost of covered benefits (i.e., health care cost trend rate) of 8.5% for 1997. It further assumes the rate will gradually decrease to 5.0% by 2005 and remain at that level. The health care cost trend rate as-sumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefit obligation as of December 31, 1996 and 1995 by $1,900,000 and $2,100,000, respective-
  ly. The aggregate of the estimated service and interest cost components of net periodic postretirement benefit cost for the year ended December 31, 1996 would increase by $184,000. The calculation assumes a long-term rate of increase in com-pensation of 4.5% and 5.0% at December 31, 1996 and 1995, respectively. The weighted-average discount rate used in de-termining the accumulated postretirement benefit obligation was 7.0% for both December 31, 1996 and 1995.

9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES

  DISABILITY INCOME POLICIES
  The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1996 and 1995 is a net liability of $572,000,000 and $503,800,000, respectively. This liability is based on the assumption that the recent experience will continue in the fu-ture. If incidence levels or claim termination rates vary significantly from these assumptions, adjustments to reserves may be required in the fu-ture. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company. The Company con-tinually reviews and updates the level of these reserves.

  During the fourth quarter of 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, net income decreased by $15,200,000 as a result of strengthen-ing the disability income reserve.

  MARKETING AND COMPLIANCE ISSUES
  Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with poli-cies that were less advantageous to the policyholder. The Company's manage-ment continues to monitor the Company's sales materials and compliance pro-cedures and is making an extensive effort to minimize any potential liabil-ity. However, due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential out-comes at this time.

  GROUP PENSION ANNUITIES
  The liabilities for guaranteed interest and group pension annuity con-tracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these li-abilities. Due to the very long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that fu-ture cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  INSURANCE CEDED AND ASSUMED
  The Company cedes insurance to other companies, including certain affili-ates. The portion of risks exceeding the Company's retention limit is rein-sured with other insurers. Industry regulations prescribe the maximum cov-erage that the Company can retain on an individual insured. As of December 31, 1996, the Company's maximum retention on a single insured was $3,000,000. To cover products other than life insurance, the Company ac-quires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums and benefits and settlement expenses, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agree-ments.

  The Company assumes insurance from other companies, including certain af-filiates. At December 31, 1996, the Company has provided $17,200,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receiv-ables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

  VULNERABILITY FROM CONCENTRATIONS
  At December 31, 1996, the Company did not have a concentration of: 1) busi-ness transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of la-bor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  not materially affect the financial position of the Company.

  LEASES
  The Company leases its home office properties. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. In addition, the Company has the option to purchase the leased properties at fair value as defined in the agreements on the last day of the initial 25 year lease pe-riod ending in 2009 or on the last day of any of the renewal periods.

  Total rental expense on operating leases in 1996, 1995 and 1994 was $26,400,000, $22,500,000 and $20,600,000, respectively. Future minimum rental commitments are as follows (in millions):

    1997        $ 17.5
    1998          17.1
    1999          17.4
    2000          16.9
    2001          17.2
    Thereafter   151.6
                ------
                $237.7
                ======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  OTHER CONTINGENCY MATTERS
  The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceed-ings ultimately will be resolved without materially affecting the financial position or results of operations of the Company.

  The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabili-tated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

  REINSURANCE
  The regulatory required liability for unsecured reserves ceded to unautho-rized reinsurers was $4,300,000 and $5,600,000 at December 31, 1996 and 1995, respectively.

  GUARANTEES
  The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                                   Notional or
                                                   Contract Amounts
                                                   -----------------
                                                   December 31
                                                   -----------------
                                                   1996     1995
                                          --------------------
                                                   (in millions)
                                                   -----------------
    Mortgage loan pass-through certificates        $   50.3 $   63.6
    Real estate partnerships                             .5      3.3
                                                   -------- --------
                                                   $   50.8 $   66.9
                                                   ======== ========

  The Company has invested in real estate partnerships that use conventional mortgage loans. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addi-tion, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repur-chase any mortgage loans which remain delinquent for 90 days at a repur-chase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1996 and 1995.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

  DERIVATIVES
  The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit ex-posure. The Company has entered into derivative transac-tions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives;
  however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                Assets (Liabilities)
                                                ------------------------------
                              Notional or       Carrying Fair   Carrying Fair
                              contract amounts  value    value  value    value
                                 ---------------------------------------------
                              December 31       December 31     December 31
                              1996     1995     1996     1996   1995     1995
                                 ---------------------------------------------
                              (in millions)
                              ------------------------------------------------
   Interest rate
    derivatives:
    Interest rate cap
     agreements               $5,500.0 $5,110.0  $20.8   $ 8.2   $22.7   $5.3
    Spread-lock agreements          --    600.0     --      --     (.9)   (.9)
    Swaptions                    672.0       --   11.0    10.6      --     --
    Financial futures
     contracts                   147.7       --   (2.4)   (2.4)     --     --
    Interest rate swaps             --      5.0     --      --      .2     .2
                              -------- --------  -----   -----   -----   ----
                               6,319.7  5,715.0   29.4    16.4    22.0    4.6
   Foreign currency
    derivatives:
    Foreign exchange forward
     contracts                   251.5     15.7     .2     (.2)    (.6)   (.6)
    Foreign currency options      43.9     99.2     .6      .4     1.9    1.4
    Foreign currency swaps        15.0     15.0     --    (2.1)     .4     .4
                              -------- --------  -----   -----   -----   ----
                                 310.4    129.9     .8    (1.9)    1.7    1.2
                              -------- --------  -----   -----   -----   ----
                              $6,630.1 $5,844.9  $30.2   $14.5   $23.7   $5.8
                              ======== ========  =====   =====   =====   ====

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED


  A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agree-ments and contracts at December 31 is as follows:

                            Interest Rate Caps    Spread Locks          Swaptions
                              ----------------------------------------------------------------------
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
                            (in millions)
                            ----------------------------------------------------------------
   Balance at beginning of
    year                    $ 5,110.0  $ 4,400.0  $   600.0  $ 1,300.0  $      --  $      --
   New contracts                390.0      710.0       15.0      800.0      672.0         --
   Terminations and                --         --     (615.0)  (1,500.0)        --         --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $ 5,500.0  $ 5,110.0  $      --  $   600.0  $   672.0  $      --
                            =========  =========  =========  =========  =========  =========
                            Financial Futures
                            ------------------------------------------
                            Contracts             Options               Interest Rate Swaps
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
   Balance at beginning of
    year                    $      --  $   382.5  $      --  $      --  $     5.0  $      --
   New contracts              7,918.8      810.5         --      181.6         --         --
   Terminations and          (7,771.1)  (1,193.0)        --     (181.6)      (5.0)        --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $   147.7  $      --  $      --  $      --  $      --  $      --
                            =========  =========  =========  =========  =========  =========
                            Foreign Currency Derivatives
                              ----------------------------------------------------------------------
                            Foreign Exchange      Foreign Currency      Foreign
                            Forward Contracts     Options               Currency Swaps
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
                            (in millions)
                            ----------------------------------------------------------------
   Balance at beginning of
    year                    $    15.7  $    21.2  $    99.2  $      --  $    15.0  $      --
   New contracts                406.9      131.2    1,168.8      356.6         --       15.0
   Terminations and            (171.1)    (136.7)  (1,224.1)    (257.4)        --         --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $   251.5  $    15.7  $    43.9  $    99.2  $    15.0  $    15.0
                            =========  =========  =========  =========  =========  =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  INTEREST RATE CAPS
  The interest rate cap agreements, which expire in 1997 through 2003, enti-tle the Company to receive payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the ef-fect of fluctuating interest rates. The premium paid for the interest rate caps is included in other assets ($20,800,000 as of December 31, 1996) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

  SWAPTIONS
  Swaptions, which expire in 2002, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference be-tween the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect the assets supporting its annuity line of business from the effect of fluctuating interest rates. The premium paid for the swaptions is in-cluded in other assets ($11,000,000 as of December 31, 1996) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

  SPREAD LOCKS
  Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified U.S. Treasury note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity U.S. Treasury security and the price sensitivity of the swap at that time. It is ex-pressed in dollars-per-basis point. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

  FINANCIAL FUTURES
  The Company uses exchange-traded financial futures contracts and options on those financial futures to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. Op-tions on financial futures give the Company the right, but not the obliga-tion, to assume a long or short position in the underlying futures at a specified price during a specified time period.

  FOREIGN CURRENCY DERIVATIVES
  The Company uses a combination of foreign exchange forward contracts, for-eign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified fu-ture date.

  ADDITIONAL DERIVATIVE INFORMATION
  Expenses for the agreements and contracts described above amounted to $6,900,000 and $5,600,000 in 1996 and 1995, respectively. Deferred losses of $37,600,000 as of December 31, 1996, were the result of: 1) terminated and expired spread-lock agreements; and 2) financial futures contracts. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such secu-rities.

  The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, for-eign currency options and foreign currency swaps. However, the Company does not anticipate nonperformance by any of these counterparties. The credit risk associated with such agreements is minimized by purchasing such agree-ments from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1996, the exposure was $17,500,000.

10.FAIR VALUE OF FINANCIAL INSTRUMENTS

  The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Ac-

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  cordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

  BONDS
  Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values ob-tained from independent pricing services. In the case of private place-ments, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of affiliated common stocks are based on quoted market prices.

  MORTGAGE LOANS ON REAL ESTATE
  The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income when compared to the expected yield for mortgages having sim-ilar characteristics. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service cov-erage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loan are measured based on: 1) the present value of expected future cash flows discounted at the loan's effective in-terest rate; 2) the loan's market price; or 3) the fair value of the col-lateral if the loan is collateral dependent.

  POLICY LOANS
  The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consis-tent with the maturity durations assumed. These durations were based on historical experience.

  OTHER INVESTMENTS AND CASH AND INVESTED CASH
  The carrying value for assets classified as other investments and cash and invested cash in the accompanying balance sheet approximates their fair value.

  INVESTMENT-TYPE INSURANCE CONTRACTS
  The balance sheet captions, "Future Policy Benefits and Claims" and "Other Policyholder Funds," include investment-type insurance contracts (i.e., de-posit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guar-anteed interest and similar contracts are based on their approximate sur-render values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities consistent with those remaining for the contracts being valued.

  The remainder of the balance sheet captions "Future Policy Benefits and Claims" and "Other Policyholder Funds," that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate con-clusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabili-ties defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insur-ance contract liabilities.

  SHORT-TERM DEBT
  Fair values of short-term debt approximates carrying values.

  GUARANTEES
  The Company's guarantees include guarantees related to real estate partner-ships and mortgage loan pass-through certificates. Based on historical per-formance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

  DERIVATIVES
  The Company's derivatives include interest rate cap agreements, swaptions, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, options on financial futures, interest rate swaps, call options, foreign currency options and foreign currency swaps.

  Fair values for derivative contracts are based on current settlement val-ues. These values are based on: 1) quoted market prices for the foreign currency exchange contracts, financial future contracts, and options on fi-nancial futures; and 2) brokerage quotes that utilized pricing models or formulas using current assumptions for all other swaps and agreements.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  INVESTMENT COMMITMENTS
  Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real es-tate are based on the difference between the value of the committed invest-ments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commit-ments.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                             December 31
                                             ----------------------------------------------
                                             1996                    1995
                                             ----------------------  ----------------------
                                             Carrying    Fair        Carrying    Fair
   Assets (Liabilities)                      value       value       value       value
   ----------------------------------------  ----------  ----------  ----------  ----------
                                             (in millions)
                                             ----------------------------------------------
   Bonds                                     $ 19,389.6  $ 20,194.4  $ 17,729.7  $ 19,184.7
   ----------------------------------------
   Preferred stock                                239.7       248.5        89.9       103.6
   ----------------------------------------
   Unaffiliated common stock                      358.3       358.3       535.5       535.5
   ----------------------------------------
   Mortgage loans on real estate                2,976.7     3,070.9     2,909.7     3,081.9
   ----------------------------------------
   Policy loans                                   626.5       612.7       515.8       504.0
   ----------------------------------------
   Other investments                              282.7       282.7       248.0       248.0
   ----------------------------------------
   Cash and short-term investments                759.2       759.2       780.9       780.9
   ----------------------------------------
   Investment type insurance contracts:
   ----------------------------------------
    Deposit contracts and certain
    guaranteed interest contracts             (17,871.6)  (17,333.0)  (15,586.7)  (15,046.0)
   ----------------------------------------
    Remaining guaranteed interest and
    similar contracts                          (1,799.7)   (1,835.4)   (2,261.1)   (2,340.4)
   ----------------------------------------
   Short-term debt                               (100.0)     (100.0)      (63.0)      (63.0)
   ----------------------------------------
   Derivatives                                     26.5        13.8        23.7         5.8
   ----------------------------------------
   Investment commitments                            --         (.6)         --         (.8)
   ----------------------------------------

11.ACQUISITIONS AND SALES OF SUBSIDIARIES

  The Company sold its 100% interest in two subsidiaries--Se-curity Connecticut Life Insurance Company ("SCL") and Em-ployers Health Insurance Company ("EHI"). SCL was sold through a public offering of stock in January 1994. This transaction resulted in a realized gain of $90,000,000 and a direct increase in surplus of $24,000,000. Net of expenses, the Company received cash of $172,000,000 and notes of $65,000,000.

  EHI was also sold through public offerings in March and April 1994. LNC purchased 29% of the stock of the new pub-licly traded holding company from LNL. Prior to the sale, the Company received a $50,000,000 dividend in the form of a note. The sale transaction resulted in a realized gain of $133,000,000 and a direct reduction in surplus of $21,000,000 due to release of unrealized gain amounts, for a net surplus increase of $112,000,000. Net of expenses, the Company received cash of $348,000,000.

  In October 1996, the Company and its wholly owned subsidiary purchased a block of group tax qualified annuity business from UNUM Corporation. The transaction was completed in the form of a reinsurance transaction, which resulted in a ced-ing commission of $71,800,000. The ceding commission has been recorded as admissible goodwill of $62,300,000, which is to be amortized on a straight-line basis over 10 years. The Company's subsidiary was required by the New York De-partment of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

  In its previously-filed 1996 NAIC Annual Statement, the Com-pany recorded the ceding commission as a nonadmitted asset, which was charged directly to unassigned surplus. According-ly, unassigned surplus was understated at December 31, 1996 by $62,300,000, net of amortization in 1996. In 1997, man-agement will correct its opening balance of unassigned sur-plus in its NAIC Annual Statement.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  The balance sheets include reinsurance balances with affiliated companies as follows:

                                                         December 31
                                                         1996     1995
                                                         -------- --------
                                                         (in millions)
                                                         -----------------
   Future policy benefits and claims assumed             $  312.7 $  344.8
   Future policy benefits and claims ceded                  891.8  1,344.5
   Amounts recoverable on paid and unpaid losses             31.2     65.9
   Reinsurance payable on paid losses                         2.7      5.5
   Funds held under reinsurance treaties--net liability   1,062.4    712.3

  Substantially all reinsurance ceded to affiliated companies is with unau-thorized companies. To take a reserve credit for such reinsurance, the Com-pany holds assets from the reinsurer, including funds held under reinsur-ance treaties, and is the beneficiary on letters of credit aggregating $314,200,000 and $306,800,000 at December 31, 1996 and 1995, respectively.
  At December 31, 1996 and 1995, LNC had guaranteed $239,200,000 and $241,400,000, respectively, of these letters of credit. At December 31, 1996, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $135,700,000 for statutory surplus relief received under financial reinsurance ceded agreements.

13. SEPARATE ACCOUNTS

  Separate account assets and liabilities reported in the accompanying bal-ance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist primarily of long-term bonds, common stocks, short-term investments and mutual funds. The de-tailed operations of the separate accounts are not included in the accompa-nying financial statements. Fees charged on separate account policyholder deposits are included in other income.

  Separate account premiums, deposits and other considerations amounted to $4,148,700,000, $3,068,200,000 and $2,694,700,000 in 1996, 1995 and 1994,
  respectively. Reserves for separate accounts with assets at fair value were $23,047,800,000 and $17,891,400,000 at December 31, 1996 and 1995, respec-
  tively. All reserves are subject to discretionary withdrawal at market val-ue. Substantially all of the Company's separate accounts are nonguaranteed.
12. TRANSACTIONS WITH AFFILIATES

  A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional of-fices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $56,300,000, $43,300,000 and $41,200,000 in 1996, 1995 and 1994, respectively. LFGI in-
  curred expenses of $15,700,000, $10,400,000 and $10,700,000 in 1996, 1995
  and 1994, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not re-quired to reimburse.

  Cash and short-term investments at December 31, 1996 and 1995 include the Company's participation in a short-term investment pool with LNC of $175,100,000 and $324,000,000, respectively. Related investment income amounted to $15,300,000, $21,100,000 and $16,100,000 in 1996, 1995 and
  1994, respectively. Other liabilities at December 31, 1996 and 1995 include $100,000,000 of notes payable to LNC.

  The Company provides services to and receives services from affiliated com-panies which resulted in a net payment of $34,100,000 and $24,900,000 in 1996 and 1995, respectively.

  The Company both cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statement of income includes reinsurance transactions with affiliated companies as follows:

                      Year ended
                      December 31
                      1996   1995   1994
                      ------ ------ ------
                      (in millions)
                      --------------------
   Insurance assumed  $ 17.9 $ 17.6 $ 19.8
   Insurance ceded     302.8  214.4  481.3

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

13. SEPARATE ACCOUNTS CONTINUED

  A reconciliation of transfers to (from) separate accounts are as follows:

                                                  Year ended
                                                  December 31
                                                  1996        1995
                    ----------------------------------------------------
                                                  (in millions)
                                                  ---------------------
   Transfers as reported in the Summary of
   Operations of various Separate Accounts:
    Transfers to separate accounts                $ 4,149.6   $ 3,070.2
    Transfers from separate accounts               (2,058.5)   (1,457.8)
                                                  ---------   ---------
   Net transfer to separate accounts as reported
   in the Company's NAIC Annual Statement         $ 2,091.1   $ 1,612.4
                                                  =========   =========

OTHER FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1996. These financial state-ments are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or per-mitted by the Indiana Department of Insurance, which practices differ from gen-erally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial posi-tion of The Lincoln National Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1996.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln Na-tional Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As described in Note 2, in 1994 the Company changed its method of accounting for separate account contracts.

                                    /s/ Ernst & Young LLP

February 6, 1997

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 1996 (IN MILLIONS)

Investment income earned:
  Government bonds                                            $   74.6
  ---------------------------------------------------------------------
  Other bonds (unaffiliated)                                   1,367.6
  ---------------------------------------------------------------------
  Preferred stocks (unaffiliated)                                  9.6
  ---------------------------------------------------------------------
  Common stocks (unaffiliated)                                     6.5
  ---------------------------------------------------------------------
  Common stocks of affiliates                                      9.5
  ---------------------------------------------------------------------
  Mortgage loans                                                 269.3
  ---------------------------------------------------------------------
  Real estate                                                    114.4
  ---------------------------------------------------------------------
  Premium notes, policy loans and liens                           35.0
  ---------------------------------------------------------------------
  Cash on hand and on deposit                                      0.9
  ---------------------------------------------------------------------
  Short-term investments                                          48.0
  ---------------------------------------------------------------------
  Other invested assets                                           17.6
  ---------------------------------------------------------------------
  Derivative instruments                                          (6.3)
  ---------------------------------------------------------------------
  Aggregate write-ins for investment income                       11.1
  ----------------------------------------------------------- --------
Gross investment income                                       $1,957.8
------------------------------------------------------------- ========
Real estate owned (cost, less encumbrances)                   $  621.3
------------------------------------------------------------- ========
Mortgage loans (unpaid balance):
  Farm mortgages                                              $    1.1
  ---------------------------------------------------------------------
  Residential mortgages                                            3.7
  ---------------------------------------------------------------------
  Commercial mortgages                                         2,971.9
  ----------------------------------------------------------- --------
Total mortgage loans                                          $2,976.7
------------------------------------------------------------- ========
Mortgage loans by standing (unpaid balance):
  Good standing                                               $2,922.1
  ----------------------------------------------------------- ========
  Good standing with restructured terms                       $   39.6
  ----------------------------------------------------------- ========
  Interest overdue more than three months, not in foreclosure $     --
  ----------------------------------------------------------- ========
  Foreclosure in process                                      $   14.9
  ----------------------------------------------------------- ========
Other long-term assets (statement value)                      $  248.1
------------------------------------------------------------- ========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Bonds and stocks of parent, subsidiaries and affiliates (cost):
  Common stocks                                                  $    194.0
  -------------------------------------------------------------  ==========
Bonds and short-term investments by class and maturity:
 Bonds by maturity (statement value):
  Due within one year or less                                    $  1,618.0
  -------------------------------------------------------------
  Over 1 year through 5 years                                       5,928.1
  -------------------------------------------------------------
  Over 5 years through 10 years                                     6,025.9
  -------------------------------------------------------------
  Over 10 years through 20 years                                    3,670.6
  -------------------------------------------------------------
  Over 20 years                                                     2,860.4
  -------------------------------------------------------------  ----------
Total by maturity                                                $ 20,103.0
---------------------------------------------------------------  ==========
 Bonds by class (statement value):
  Class 1                                                        $ 14,013.7
  -------------------------------------------------------------
  Class 2                                                           4,504.1
  -------------------------------------------------------------
  Class 3                                                             807.6
  -------------------------------------------------------------
  Class 4                                                             705.9
  -------------------------------------------------------------
  Class 5                                                              71.4
  -------------------------------------------------------------
  Class 6                                                               0.3
  -------------------------------------------------------------  ----------
Total by class                                                   $ 20,103.0
---------------------------------------------------------------  ==========
Total bonds publicly traded                                      $ 16,520.3
---------------------------------------------------------------  ==========
Total bonds privately placed                                     $  3,582.7
---------------------------------------------------------------  ==========
Preferred stocks (cost or amortized cost)                        $    239.7
---------------------------------------------------------------  ==========
Unaffiliated common stocks (market value)                        $    358.3
---------------------------------------------------------------  ==========
Short-term investments (cost or amortized cost)                  $    713.4
---------------------------------------------------------------  ==========
Financial options and caps owned (statement value)               $     32.2
---------------------------------------------------------------  ==========
Financial options and caps written (statement value)             $      0.3
---------------------------------------------------------------  ==========
Swap and forward agreements open (statement value)               $      0.2
---------------------------------------------------------------  ==========
Futures contracts open (current value)                           $    161.2
---------------------------------------------------------------  ==========
Cash on deposit                                                  $     45.8
---------------------------------------------------------------  ==========
Life insurance in-force:
  Ordinary                                                       $     97.9
  -------------------------------------------------------------  ==========
  Group life                                                     $     31.4
  -------------------------------------------------------------  ==========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Amount of accidental death insurance in-force under ordinary policies                            $     4.9
-----------------------------------------------------------------------------------------------  =========
Life insurance policies with disability provisions in-force:
  Ordinary                                                                                       $     4.9
  ---------------------------------------------------------------------------------------------  =========
  Group life                                                                                     $    12.9
  ---------------------------------------------------------------------------------------------  =========
Supplementary contracts in-force:
Ordinary--not involving life contingencies:
  Amount on deposit                                                                              $      --
  ---------------------------------------------------------------------------------------------  =========
  Income payable                                                                                 $     3.2
  ---------------------------------------------------------------------------------------------  =========
Ordinary--involving life contingencies:
  Income payable                                                                                 $     0.9
  ---------------------------------------------------------------------------------------------  =========
Group--not involving life contingencies:
  Income payable                                                                                 $      --
  ---------------------------------------------------------------------------------------------  =========
Group--involving life contingencies:
  Income payable                                                                                 $     0.9
  ---------------------------------------------------------------------------------------------  =========
Annuities:
Ordinary:
  Immediate--amount of income payable                                                            $    68.4
  ---------------------------------------------------------------------------------------------  =========
  Deferred--fully paid account balance                                                           $     0.6
  ---------------------------------------------------------------------------------------------  =========
  Deferred--not fully paid account balance                                                       $   326.6
  ---------------------------------------------------------------------------------------------  =========
Group:
  Amount of income payable                                                                       $      --
  ---------------------------------------------------------------------------------------------  =========
  Fully paid account balance                                                                     $      --
  ---------------------------------------------------------------------------------------------  =========
  Not fully paid account balance                                                                 $    78.1
  ---------------------------------------------------------------------------------------------  =========
Accident and health insurance--premiums in-force:
  Ordinary                                                                                       $   180.6
  ---------------------------------------------------------------------------------------------  =========
  Group                                                                                          $    97.1
  ---------------------------------------------------------------------------------------------  =========
Deposit funds and dividend accumulations:
  Deposit funds account balance                                                                  $17,456.6
  ---------------------------------------------------------------------------------------------  =========
  Dividend accumulations--account balance                                                        $   114.7
  ---------------------------------------------------------------------------------------------  =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Claim payments 1996:
Group Accident and Health:

   1996   $ 9.4
          =====
  --------------
   1995   $ 3.1
          =====
  --------------
   1994   $ 0.1
          =====
  --------------
   1993   $  --
          =====
  --------------
   1992   $(0.1)
          =====
  --------------
   Prior  $  --
          =====
  --------------

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA

NOTE--BASIS OF PRESENTATION
The accompanying schedule presents selected statutory-basis financial data as of December 31, 1996 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instruc-tions and agrees to or is included in the amounts reported in The Lincoln Na-tional Life Insurance Company's 1996 Statutory Annual Statement as filed with the Indiana Department of Insurance.

REPORT OF INDEPENDENT AUDITORS ON
OTHER FINANCIAL INFORMATION

Board of Directors
The Lincoln National Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory-basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our au-dit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in rela-tion to the statutory-basis financial statements taken as a whole.

                                    /s/ Ernst & Young LLP

February 6, 1997

               Report of Ernst & Young LLP, Independent Auditors



Board of Directors of The Lincoln National Life Insurance Company
 and
Contract Owners of Lincoln National Variable Annuity Account L



We have audited the accompanying statement of assets and liabilities of Lincoln National Variable Annuity Account L (the "Separate Account") as of December 31, 1996, and the related statement of operations and changes in net assets for the period from October 1, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Account L at December 31, 1996, the results of its operations and the changes in its net assets for the period from October 1, 1996 to December 31, 1996, in conformity with generally accepted accounting principles.



Fort Wayne, Indiana
April 1, 1997

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996



                                                                 Dreyfus
                                                                  Stock       Dreyfus         TCI          TCI          VIPF
                                                                  Index      Small Cap       Growth      Balanced      Growth
                                                   Combined        Fund      Portfolio     Portfolio    Portfolio    Portfolio
                                                  -----------    -------    ----------   ----------   ----------   ----------
Assets

 Investments at fair value                        $1,279,373     $70,222     $179,989       $18,454      $29,112     $193,228

Liabilities

 Contract charges payable to
   The Lincoln National Life Insurance Company           503          28           72             7           12           77
                                                  ----------     -------    ---------     ---------    ---------    ---------

Net assets                                        $1,278,870     $70,194     $179,917       $18,447      $29,100     $193,151
                                                  ==========     =======    =========     =========    =========    =========


Percent of net assets                                  100.0%        5.5%        14.1%          1.4%         2.3%        15.1%
                                                  ==========     =======    =========     =========    =========    =========

                                                                                      Calvert
                                                   VIPF II            VIPF          Responsibly     T. Rowe          VIPF
                                                    Asset            Equity-         Invested        Price           Money
                                                   Manager            Income         Balanced    International       Market
                                                  Portfolio         Portfolio       Portfolio        Series        Portfolio
                                                  ----------        ---------      -----------   -------------     ---------
Assets

 Investments at fair value                        $  430,304        $ 165,624      $   134,580   $      57,805     $      55

Liabilities

 Contract charges payable to
   The Lincoln National Life Insurance Company           170               65               49              23             -
                                                  ----------        ---------      -----------   -------------     ---------


Net assets                                        $  430,134        $ 165,559      $   134,531   $      57,782     $      55
                                                  ==========        =========      ===========   =============     =========


Percent of net assets                                   33.6%            13.0%            10.5%            4.5%            -%
                                                  ==========        =========      ===========   =============     =========


See accompanying notes.

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

               Period from October 1, 1996 to December 31, 1996

                                                                     Dreyfus Stock      Dreyfus Small Cap
                                                      Combined         Index Fund               Portfolio
                                                      --------         ----------               ---------
Net investment income
 Dividends from investment income                       $16,580               $931                 $4,825

Less contract charges - mortality
 and expense fees to The Lincoln National
 Life Insurance Company                                     916                 51                    129
                                                    -----------        -----------            -----------

   Net investment income (loss)                          15,664                880                  4,696

Net realized and unrealized gain
 (loss) on investments
 Net realized loss                                           (5)                 -                     (1)
 Net change in unrealized gain (loss)                   (33,387)            (1,693)                (4,661)
                                                    -----------        -----------            -----------
                                                        (33,392)            (1,693)                (4,662)
                                                    -----------        -----------            -----------

Net increase (decrease) in net assets resulting
 from operations                                        (17,728)              (813)                    34

Net increase in net assets from
 principal transactions                               1,296,598             71,007                179,883
                                                    -----------        -----------            -----------

    Net increase in net assets                        1,278,870             70,194                179,917

Net assets at beginning of period                             -                  -                      -
                                                    -----------        -----------            -----------

Net assets at end of period                         $ 1,278,870            $70,194               $179,917
                                                    -----------        -----------            -----------

                                           TCI Growth Portfolio    TCI Balanced Portfolio  VIPF Growth Portfolio
                                           --------------------    ----------------------  ---------------------
Net investment income
 Dividends from investment income                       $     -                   $     -               $      -

Less contract charges - mortality
 and expense fees to The Lincoln National
 Life Insurance Company                                      14                        21                    141
                                                    -----------               -----------            -----------

   Net investment income (loss)                             (14)                      (21)                  (141)

Net realized and unrealized gain
 (loss) on investments
 Net realized loss                                            -                         -                     (2)
 Net change in unrealized gain (loss)                      (883)                     (401)                (5,878)
                                                    -----------               -----------            -----------
                                                           (883)                     (401)                (5,880)
                                                    -----------               -----------            -----------

Net increase (decrease) in net assets resulting
 from operations                                           (897)                     (422)                (6,021)

Net increase in net assets from
 principal transactions                                  19,344                    29,522                199,172
                                                    -----------               -----------            -----------

    Net increase in net assets                           18,447                    29,100                193,151

Net assets at beginning of period                             -                         -                      -
                                                    -----------               -----------            -----------

Net assets at end of period                             $18,447                   $29,100               $193,151
                                                    -----------               -----------            -----------

See accompanying notes.

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

                Period from October 1, 1996 to December 31, 1996

                                                                                            Calvert Responsibly
                                                     VIPF II Asset          VIPF Equity-      Invested Balanced
                                                 Manager Portfolio      Income Portfolio              Portfolio
                                                 -----------------      ----------------              ---------

Net investment income

 Dividends from investment income                         $      -              $      -               $ 10,101

Less contract charges - mortality
 and expense fees to The Lincoln National
 Life Insurance Company                                        312                   118                     89
                                                         ---------             ---------              ---------

   Net investment income (loss)                               (312)                 (118)                10,012

Net realized and unrealized gain
 (loss) on investments
 Net realized loss                                              (1)                    -                     (1)
 Net change in unrealized gain (loss)                       (6,765)               (1,565)               (12,067)
                                                         ---------             ---------              ---------
                                                            (6,766)               (1,565)               (12,068)
                                                         ---------             ---------              ---------

Net increase (decrease) in net assets resulting
 from operations                                            (7,078)               (1,683)                (2,056)

Net increase in net assets from
   principal transactions                                  437,212               167,242                136,587
                                                         ---------             ---------              ---------

      Net increase in net assets                           430,134               165,559                134,531


Net assets at beginning of period                                -                     -                      -
                                                         ---------             ---------              ---------

Net assets at end of period                              $ 430,134             $ 165,559              $ 134,531
                                                         ---------             ---------              ---------

                                                    T. Rowe Price             VIPF Money
                                             International Series       Market Portfolio
                                             --------------------       ----------------
Net investment income
 Dividends from investment income                        $     722             $       1

Less contract charges - mortality
 and expense fees to The Lincoln National
 Life Insurance Company                                         41                     -
                                                         ---------             ---------

   Net investment income (loss)                                681                     1

Net realized and unrealized gain
 (loss) on investments
 Net realized loss                                               -                     -
 Net change in unrealized gain (loss)                          526                     -
                                                         ---------             ---------
                                                               526                     -
                                                         ---------             ---------

Net increase (decrease) in net assets resulting
 from operations                                             1,207                     1

Net increase in net assets from
   principal transactions                                   56,575                    54
                                                         ---------             ---------

      Net increase in net assets                            57,782                    55

Net assets at beginning of period                                -                     -
                                                         ---------             ---------

Net assets at end of period                              $  57,782              $     55
                                                         ---------             ---------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L


NOTES TO FINANCIAL STATEMENTS


NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

Organization:
-------------

Lincoln National Variable Annuity Account L (the "Separate Account") is a segregated investment account of The Lincoln National Life Insurance Company ("Lincoln Life") and is registered under the Investment Company Act of 1940.
The Separate Account was established in accordance with the laws of the State of Indiana. Its registration statement became effective in September, 1996. The assets are held for the exclusive benefit of the variable annuity contract owners and may not be used to satisfy the obligations that may arise from any other business conducted by Lincoln Life. Any excess of assets over liabilities may be transferred to Lincoln Life's General Account. Principal markets are hospitals and non-profit organizations located throughout the United States of America, excluding New York.

On October 1, 1996, UNUM Life Insurance Company of America ("UNUM America") completed the sale of its tax-qualified annuity business to Lincoln Life and Lincoln Life & Annuity Company of New York ("Lincoln New York"), a wholly owned subsidiary of Lincoln Life. The contracts of participants in the separate accounts of UNUM America with respect to which consent is obtained from contractholders and/or participants will be reinsured pursuant to an assumption reinsurance agreement. Assets attributable to such participants' contracts will be transferred to the Separate Account and separate accounts of Lincoln New York. Assets attributable to contracts of participants with respect to which such consent is not obtained will remain in the separate accounts of UNUM America.

Investments:
------------

In accordance with the terms of the variable annuity contracts, all payments transferred to the Separate Account by the contract owners are allocated to purchase shares of either Dreyfus Stock Index Fund, Dreyfus Variable Investment
Fund: Small Cap Portfolio ("Dreyfus Small Cap Portfolio"), Twentieth Century's TCI Portfolios, Inc.: TCI Growth ("TCI Growth Portfolio") and TCI Balanced ("TCI Balanced Portfolio"), Fidelity's Variable Insurance Products Fund: Growth Portfolio ("VIPF Growth Portfolio"), Fidelity's Variable Insurance Products Fund
II: Asset Manager Portfolio ("VIPF II Asset Manager Portfolio"), Fidelity's Variable Insurance Products Fund: Equity-Income Portfolio ("VIPF Equity-Income Portfolio"), Calvert Responsibly Invested Balanced Portfolio or T. Rowe Price International Series, Inc. ("T. Rowe Price International Series"). Fidelity's Variable Insurance Products Funds: Money Market Portfolio ("VIPF Money Market Portfolio") is used only for investment of initial contributions for which Lincoln Life has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to VIPF Money Market Portfolio are allocated to purchase shares of one of the above funds.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

Investments: (continued)
------------

The Separate Account is fully invested in shares of Dreyfus Stock Index Fund, Dreyfus Small Cap Portfolio, TCI Growth Portfolio, TCI Balanced Portfolio, VIPF Growth Portfolio, VIPF II Asset Manager Portfolio, VIPF Equity-Income Portfolio, Calvert Responsibly Invested Balanced Portfolio, T. Rowe Price International Series and VIPF Money Market Portfolio which are carried at fair value. Security transactions are recorded on the trade date. All contracts participating in the Separate Account are in the accumulation phase. Dividends are fully reinvested and immediately credited to participant accounts with the exception of VIPF Money Market Portfolio which is invested monthly. Unrealized gain and loss represent the difference between the cost and fair value of invested assets. Realized gain and loss are reported on an average cost basis. Gross unrealized gain for all investments was $526 as of December 31, 1996. Gross unrealized loss for all investments was $33,913 as of December 31, 1996.

The fair value and cost of investments at December 31, 1996, was distributed as follows:

                                                                Fair Value
                                                               ------------
                                                           Shares     Share Price        Cost
                                                           ------     ----- -----        ----

Dreyfus Stock Index Fund                                  3,462.6179       $20.28       $ 71,915
Dreyfus Small Cap Portfolio                               3,456.0035        52.08        184,650
TCI Growth Portfolio                                      1,802.1535        10.24         19,338
TCI Balanced Portfolio                                    3,860.9446         7.54         29,512
VIPF Growth Portfolio                                     6,205.1248        31.14        199,105
VIPF II Asset Manager Portfolio                          25,416.6595        16.93        437,069
VIPF Equity-Income Portfolio                              7,875.6068        21.03        167,189
Calvert Responsibly Invested Balanced Portfolio          75,862.4046        1.774        146,647
T. Rowe Price International Series                        4,573.1734        12.64         57,279
VIPF Money Market Portfolio                                  54.9400         1.00             55

Contract Charges:
-----------------

Lincoln Life is the depositor for the Separate Account. Administrative services necessary for the operation of the Separate Account and the variable annuity contracts are provided by Lincoln Life. Although Lincoln Life deducts for sales and administrative expenses under the contracts, Lincoln Life assumes an expense risk that these deductions may prove insufficient to cover the cost of those expenses.

In addition, Lincoln Life assumes a mortality risk under the contracts in that it agrees to make annuity payments regardless of how long a particular annuitant or their payee lives and how long all annuitants or other payees in a class live, if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Lincoln Life also assumes a mortality risk in providing a death benefit under the contracts.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L


NOTES TO FINANCIAL STATEMENTS


NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES (continued)

Contract Charges: (continued)
-----------------

To compensate Lincoln Life for assuming these mortality and expense risks, an effective annual mortality and expense risk charge of 1.20% of each portfolio's average daily net assets is imposed on each portfolio within the Separate Account with the exception of the VIPF Money Market Portfolio. For 1996, the mortality and expense risk charges totaled $916.

Federal Income Taxes:
---------------------

Operations of the Separate Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Using current law, no federal income taxes are payable with respect to the Separate Account's net investment income and the net realized gain on investments.

Premium Taxes:
--------------

Applicable state premium taxes are paid by Lincoln Life and deducted from the account balances of contract owners either: (1) at the time of a total withdrawal of a participant's account balance; (2) on the annuity commencement date; (3) at such other date as the taxes are assessed.


NOTE 2. CAPITAL SHARE TRANSACTIONS

During 1996, the following transactions in capital stock occurred:

The Separate Account funds that invest in Dreyfus Stock Index Fund held 3,091.5026 units at a net asset value of $22.7054 at December 31, 1996.

                                      1996
                                      ----
                               Units         Amount
                               -----         ------

 Units sold                  3,091.5026      $71,007
 Units redeemed                       -            -
                             ----------      -------

   Net increase              3,091.5026      $71,007
                             ==========      =======


LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L


NOTES TO FINANCIAL STATEMENTS


NOTE 2. CAPITAL SHARE TRANSACTIONS (continued)

The Separate Account funds that invest in Dreyfus Small Cap Portfolio held 11,769.9487 units at a net asset value of $15.2861 at December 31, 1996.

                                      1996
                                      ----
                                Units       Amount
                                -----       ------

 Units sold                  11,769.9487   $179,883
 Units redeemed                        -          -
                             -----------   --------

   Net increase              11,769.9487   $179,883
                             ===========   ========

The Separate Account funds that invest in TCI Growth Portfolio held 1,253.7393 units at a net asset value of $14.7133 at December 31, 1996.

                                       1996
                                       ----
                                Units        Amount
                                -----        ------

 Units sold                   1,253.7393     $19,344
 Units redeemed                        -           -
                              ----------     -------

   Net increase               1,253.7393     $19,344
                              ==========     =======

The Separate Account funds that invest in TCI Balanced Portfolio held 1,794.8695 units at a net asset value of $16.2128 at December 31, 1996.

                                       1996
                                       ----
                                Units        Amount
                                -----        ------

 Units sold                   1,794.8695     $29,522
 Units redeemed                        -           -
                              ----------     -------

   Net increase               1,794.8695     $29,522
                              ==========     =======


LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L


NOTES TO FINANCIAL STATEMENTS


NOTE 2. CAPITAL SHARE TRANSACTIONS (continued)

The Separate Account funds that invest in VIPF Growth Portfolio held 8,318.3784 units at a net asset value of $23.2198 at December 31, 1996.

                                      1996
                                      ----
                                Units       Amount
                                -----       ------

 Units sold                   8,318.3784   $199,172
 Units redeemed                        -          -
                              ----------   --------

   Net increase               8,318.3784   $199,172
                              ==========   ========

The Separate Account funds that invest in VIPF II Asset Manager Portfolio held 24,911.0257 units at a net asset value of $17.2668 at December 31, 1996.

                                      1996
                                      ----
                                Units       Amount
                                -----       ------

 Units sold                  24,911.0257   $437,212
 Units redeemed                        -          -
                             -----------   --------

   Net increase              24,911.0257   $437,212
                             ===========   ========

The Separate Account funds that invest in VIPF Equity-Income Portfolio held 10,485.2129 units at a net asset value of $15.7898 at December 31, 1996.

                                      1996
                                      ----
                                Units       Amount
                                -----       ------

 Units sold                  10,485.2129   $167,242
 Units redeemed                        -          -
                             -----------   --------

   Net increase              10,485.2129   $167,242
                             ===========   ========

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L


NOTES TO FINANCIAL STATEMENTS


NOTE 2. CAPITAL SHARE TRANSACTIONS (continued)

The Separate Account funds that invest in Calvert Responsibly Invested Balanced Portfolio held 9,459.1800 units at a net asset value of $14.2222 at December 31, 1996.

                                     1996
                                     ----
                               Units       Amount
                               -----       ------

 Units sold                  9,459.1800   $136,587
 Units redeemed                       -          -
                             ----------   --------

   Net increase              9,459.1800   $136,587
                             ==========   ========

The Separate Account funds that invest in T. Rowe Price International Series held 4,707.0763 units at a net asset value of $12.2756 at December 31, 1996.

                                     1996
                                     ----
                               Units       Amount
                               -----       ------

 Units sold                  4,707.0763    $56,575
 Units redeemed                       -          -
                             ----------    -------

   Net increase              4,707.0763    $56,575
                             ==========    =======

The Separate Account funds that invest in VIPF Money Market Portfolio held
4.8714 units at a net asset value of $11.2772 at December 31, 1996.

                                    1996
                                    ----
                              Units      Amount
                              -----      ------
 Units sold                  98.4501     $1,104
 Units redeemed              93.5787      1,050
                             -------     ------

   Net increase               4.8714     $   54
                             =======     ======

NOTE 3.  RELATED PARTY TRANSACTIONS

LNC Equity Sales Corporation, an affiliate, acts as a distributor and principal underwriter of the Separate Account.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L


NOTES TO FINANCIAL STATEMENTS


NOTE 4. SUBSEQUENT EVENT

Through April 1, 1997, the net assets of the Separate Account have increased by approximately $263,407,000 from novations of assets from the separate accounts of UNUM America.

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial statements and Exhibits

          (a)  The following financial statements are included in Part B:


          Financial Statements of Registrant - Lincoln National Variable Annuity Account L.

          Financial Statements of Depositor - The Lincoln National Life Insurance Company.



          (b)  Exhibits


          1. Resolution adopted by the Board of Directors of The Lincoln National Life Insurance Company on April 29, 1996 establishing the Lincoln National Variable Annuity Account L ("Account L").*

          2.     Not applicable.


          3(a).  Principal Underwriting Contract.*


          3(b).  Broker-dealer sales agreement.*


          4(a). Forms of Group Annuity Contracts for The Lincoln National Life Insurance Company.*


          5(a).  Form of application for Group Annuity Contract.*


          5(b). Form of Participant enrollment form (including acknowledgment of restrictions on redemption imposed by I.R.C. Section 403(b)).*


          6. Articles of incorporation and by-laws of The Lincoln National Life Insurance Company.*

          7.     Not applicable.


          8(a). Participation Agreement between The Lincoln National Life Insurance Company and Dreyfus Life & Annuity Index Fund, Inc. and Dreyfus Variable Investment Fund.*


          8(b). Participation Agreement between The Lincoln National Life Insurance Company and Variable Insurance Products Fund and Fidelity Distributors Corporation.*


          8(c). Participation Agreement between The Lincoln National Life Insurance Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation.*


          8(d). Participation Agreement between The Lincoln National Life Insurance Company and Twentieth Century Securities, Inc.*


          8(e). Participation Agreement between The Lincoln National Life Insurance Company and Acacia Capital Corporation.*

          8(f). Participation Agreement between The Lincoln National Life Insurance Company and T. Rowe Price.*


          9. Consent and opinion of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company, as to the legality of the securities being registered.*


          10(a). Consent of Ernst & Young LLP, Independent Auditors.

          10(b). Not applicable.

          11.    Not applicable.

          12.    Not applicable.

          13.    Schedule for Computation of Performance Quotations.


          14.    Not applicable.


          * Incorporated herein by reference to Pre-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company with the Securities and Exchange Commission on September 26,
                 1996.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Account L as well as the Contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                      Positions and Offices with Lincoln Life
----                      ---------------------------------------
Ian M. Rolland**          Director
Jon A. Boscia*            President, Chief Executive Officer and Director
Carolyn P. Brody*         Second Vice President
Thomas L. Clagg*          Vice President and Associate General Counsel
Kelly D. Clevenger*       Vice President
Jeffrey K Dellinger*      Vice President
Jack D. Hunter**          Executive Vice President and General Counsel
Donald E. Keller*         Vice President
Reed P. Miller*           Vice President
Lawrence T. Rowland***    Executive Vice President and Director
Keith J. Ryan*            Vice President, Asst. Treasurer and Chief Financial
                          Officer
Richard C. Vaughan**      Director
Janet C. Whitney**        Vice President and Treasurer
C. Suzanne Womack**       Assistant Vice President and Secretary
O. Douglas Worthingon*    Vice President, Controller and Assistant Treasurer

* Principal business address of each person is 1300 South Clinton Street, Fort Wayne, Indiana 46802.

** Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

*** Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort
    Wayne, Indiana 46804.

Item 26. Persons Controlled by or Under Common Control with The Lincoln National Life Insurance Company ("Lincoln Life") or Account L

Account L is a separate account of Lincoln Life and may be deemed to be controlled by Lincoln Life although Lincoln Life will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.


The following chart indicates the persons controlled by or under common control with Lincoln Life and Account L:

                                    EXHIBIT
                         ORGANIZATIONAL CHART OF THE
              LINCOLN NATIONAL INSURANCE HOLDING COMPANY SYSTEM

     All the members of the holding company system are corporations, with the exception of American States Lloyds Insurance Company, Delaware Distributors, L.P., Founders CBO, L.P., and Lincoln National Mezzanine Fund, L.P. For purposes of compliance with securities laws, this chart also shows Lincoln National Life Insurance Company Separate Accounts. These are not independent, legal entities; they are accounting entries under state insurance law, and are used to support variable annuity and variable insurance products.


----------------------------------
| Lincoln National Corporation   |
|  Indiana - Holding Company     |
----------------------------------
  |
  |  ----------------------------------------
  |--| American States Financial Corporation|
  |  | 83.3% - Indiana - Holding Company    |
  |  ----------------------------------------
  |      |
  |      |  ---------------------------------------
  |       --| American States Insurance Company   |
  |         | 100% - Indiana - Property/Casualty  |
  |         ---------------------------------------
  |            |
               |  ----------------------------------------
  |            |--| American Economy Insurance Company   |
  |            |  |  100% - Indiana - Property/Casualty  |
  |            |  ----------------------------------------
  |            |        |  ----------------------------------------------
  |            |        |--| American States Insurance Company of Texas |
  |            |           |  100% - Texas - Property/Casualty          |
  |            |           ----------------------------------------------
  |            |  --------------------------------------------
  |            |--| American States Life Insurance Company   |
  |            |  |  100% - Indiana - Life/Health            |
  |            |  --------------------------------------------
  |            |  -------------------------------------------------
  |            |--| American States Lloyds Insurance Company      |
  |            |  |  Lloyds Plan  - * - Texas - Property/Casualty |
  |            |   ------------------------------------------------
  |            |  -------------------------------------------------
  |            |--| American States Preferred Insurance Company   |
  |            |  |  100% - Indiana - Property/Casualty           |
  |            |  -------------------------------------------------
  |            |  ---------------------------------
  |            |--| City Insurance Agency, Inc.   |
  |            |  |  100% - Indiana               |
  |            |  ---------------------------------
  |            |  -------------------------------------------------
  |            |--| Insurance Company of Illinois                 |
  |               |  100% - Illinois - Fire & Casualty Insurance  |
  |               -------------------------------------------------
  |  ---------------------------------------------------------
  |--| Aseguradora InverLincoln, S.A. Compania de Seguros Y  |
  |  | Reaseguros, Grupo Financiero InverMexico              |
  |  | 49% - Mexico - Life, Property and Casualty Insurance  |
  |  ---------------------------------------------------------

----------------------------------
| Lincoln National Corporation   |
|  Indiana - Holding Company     |
----------------------------------
  |
  |  --------------------------------------------------
  |--| The Insurers' Fund, Inc.    #                  |
  |  | 100% - Maryland - Inactive                     |
  |  --------------------------------------------------
  |  --------------------------------------------------
  |--| LNC Administrative Services Corporation        |
  |  | 100% - Indiana - Third Party Administrator     |
  |  --------------------------------------------------
  |
  |  ----------------------------------------
  |--| The Richard Leahy Corporation        |
  |  |  100% - Indiana - Insurance Agency   |
  |  ----------------------------------------
  |   |  -----------------------------------
  |   |--| The Financial Alternative, Inc. |
  |   |  | 100% - Utah- Insurance Agency   |
  |   |  -----------------------------------
  |   |  -----------------------------------------
  |   |--| Financial Alternative Resources, Inc. |
  |   |  | 100% - Kansas - Insurance Agency      |
  |   |  -----------------------------------------
  |   |  -------------------------------------------
  |   |--| Financial Choices, Inc.                 |
  |   |  | 100% - Pennsylvania - Insurance Agency  |
  |   |  -------------------------------------------
  |   |  -------------------------------------------------
  |   |  | Financial Investment Services, Inc.           |
  |   |--| (formerly Financial Services Department, Inc.)|
  |   |  | 100% - Indiana - Insurance Agency             |
  |   |  -------------------------------------------------
  |   |  -------------------------------------------
  |   |  | Financial Investments, Inc.             |
  |   |--| (formerly Insurance Alternatives, Inc.) |
  |   |  | 100% - Indiana - Insurance Agency       |
  |   |  -------------------------------------------
  |   |  ---------------------------------------------
  |   |--| The Financial Resources Department, Inc.  |
  |   |  | 100% - Michigan - Insurance Agency        |
  |   |  ---------------------------------------------
  |   |  -------------------------------------------
  |   |--| Investment Alternatives, Inc.           |
  |   |  | 100% - Pennsylvania - Insurance Agency  |
  |   |  -------------------------------------------
  |   |  ----------------------------------------
  |   |--| The Investment Center, Inc.          |
  |   |  | 100% - Tennessee - Insurance Agency  |
  |   |  ----------------------------------------
  |   |  ----------------------------------------
  |   |--| The Investment Group, Inc.           |
  |   |  | 100% - New Jersey - Insurance Agency |
  |   |  ----------------------------------------
  |   |  --------------------------------------
  |   |--| Personal Financial Resources, Inc. |
  |   |  | 100% - Arizona - Insurance Agency  |
  |   |  --------------------------------------
  |   |  ------------------------------------------
  |   |--| Personal Investment Services, Inc.     |
  |      | 100% - Pennsylvania - Insurance Agency |
  |      ------------------------------------------

----------------------------------
| Lincoln National Corporation   |
|  Indiana - Holding Company     |
----------------------------------
  |  -------------------------------------------------
  |--|LincAm Properties, Inc.                        |
  |  |50% - Delaware - Real Estate Investment        |
  |  -------------------------------------------------
  |  -------------------------------------------------
  |  | Lincoln Financial Group, Inc.                 |
  |--| (formerly Lincoln National Sales Corporation) |
  |  | 100% - Indiana - Insurance Agency             |
  |  -------------------------------------------------
  |   |
  |   |  ------------------------------------
  |   |--| LNC Equity Sales Corporation     |
  |   |  |  100% - Indiana - Broker-Dealer  |
  |   |  ------------------------------------
  |   |
  |   |  ----------------------------------------------------------------
  |   |  | Corporate agencies:  Lincoln Financial Group, Inc. ("LFG")   |
  |   |--| has subsidiaries of which LFG owns from 80%-100% of the      |
  |   |  | common stock (see Attachment #1).  These subsidiaries serve  |
  |   |  | as the corporate agency offices for the marketing and        |
  |   |  | servicing of products of The Lincoln National Life Insurance |
  |   |  | Company.  Each subsidiary's assets are less than 1% of the   |
  |   |  | total assets of the ultimate controlling person.             |
  |   |  ----------------------------------------------------------------
  |   |
  |   |  --------------------------------------------------
  |   |--| Professional Financial Planning, Inc.          |
  |      |  100% - Indiana - Financial Planning Services  |
  |      --------------------------------------------------
  |
  |  -----------------------------------------
  |--| Lincoln Life Improved Housing, Inc.   |
  |  |  100% - Indiana                       |
  |  -----------------------------------------
  |
  |  -------------------------------------------------
  |--| Lincoln National (China) Inc.                 |
  |  | 100% - Indiana - China Representative Office  |
  |  -------------------------------------------------
  |  -------------------------------------------------
  |--|Lincoln National (India) Inc.                  |
  |  |100% - Indiana - India Representative Office   |
  |  -------------------------------------------------
  |  ----------------------------------------------
  |--|Lincoln National Intermediaries, Inc.       |
  |  |100% - Indiana - Reinsurance Intermediary   |
  |---------------------------------------------- |
  |  ----------------------------------------------
  |--|Lincoln National Investments, Inc.          |
  |  |(fka Lincoln National Investment Companies, |
  |  |Inc.) 100% - Indiana - Holding Company      |
  |  ----------------------------------------------
  |  ----------------------------------------------
  |--|Lincoln National Investment Companies, Inc. |
  |  |(fka Lincoln National Investment Companies, |
  |  |Inc.) 100% - Indiana - Holding Company      |
  |  ----------------------------------------------
  |  |  ------------------------------------
  |  |--|Delaware Management Holdings, Inc.|
  |  |  |100% - Delaware - Holding Company |
  |  |  ------------------------------------
  |  |   |  -------------------------------------
  |  |   |--|DMH Corp.                          |
  |  |      |100% - Delaware - Holding Company  |
  |  |      -------------------------------------
  |  |       |  ---------------------------------------
  |  |       |--|Delaware Distributors, Inc.          |
  |  |       |  |100% - Delaware - General Partner    |
  |  |       |  ---------------------------------------
  |  |

 -------------------------------
| Lincoln National Corporation  |
|  Indiana - Holding Company    |
 -------------------------------
  |
  |   --------------------------------------------------
  |__| Lincoln National Investment Companies, Inc.      |
  |  | (fka Lincoln National Investment Companies, Inc.)|
  |  | 100% - Indiana - Holding Company                 |
  |   --------------------------------------------------
  |   |
  |   |   --------------------------------------------
  |   |--| Lincoln National Investment Companies, Inc.|
  |   |  | (fka Lincoln National Investments, Inc.)   |
  |   |  | 100% - Indiana  - Holding Company          |
  |   |   --------------------------------------------
  |   |    |   -----------------------------------
  |   |    |--| Delaware Management Holdings, Inc.|
  |   |    |  | 100% - Delaware - Holding, Company|
  |   |    |   -----------------------------------
  |   |    |     |   ----------------------------------
  |   |    |     |--| DMH Corp.                        |
  |   |    |     |  | 100% - Delaware - Holding Company|
  |   |    |         ----------------------------------
  |   |    |          |   -----------------------------------
  |   |    |          |--| Delaware Distributors, Inc.       |
  |   |    |          |  | 100% - Delaware - General Partner |
  |   |    |          |   -----------------------------------
  |   |    |          |   -----------------------------------------------------
  |   |    |          |--| Delaware Distributors, L.P.                         |
  |   |    |          |  | 100% - Delaware - Mutual Fund Distributor & Broker/ |
  |   |    |          |  | Dealer                                              |
  |   |    |          |   -----------------------------------------------------
  |   |    |          |   ---------------------------------------
  |   |    |          |--| Delaware International Advisers Ltd.  |
  |   |    |          |  | 81.1% - England - Investment Advisor  |
  |   |    |          |   ---------------------------------------
  |   |    |          |   -------------------------------------------------
  |   |    |          |--| Delaware Capitol Management, Inc.               |
  |   |    |          |  | (formerly Delaware Investment Counselors, Inc.) |
  |   |    |          |  | 100% - Delaware - Investment Advisor            |
  |   |    |          |   -------------------------------------------------
  |   |    |          |   ------------------------------------------------
  |   |    |          |--| Delaware Investment & Retirement Services, Inc.|
  |   |    |          |  | 100% - Delaware - Registered Transfer Agent    |
  |   |    |          |   ------------------------------------------------
  |   |    |          |   -------------------------------------------
  |   |    |          |--| Delaware International Holdings, Ltd.     |
  |   |    |          |  | 100% - Bermuda - Investment Advisor       |
  |   |    |          |   -------------------------------------------
  |   |    |          |   ---------------------------------------
  |   |    |          |--| Delaware Management Company, Inc.     |
  |   |    |          |  | 100% - Delaware - Investment Advisor  |
  |   |    |          |   ---------------------------------------
  |   |    |          |     |   --------------------------------------
  |   |    |          |     |--| Founders Holdings, Inc.              |
  |   |    |          |        | 100% - Delaware - General Partner    |
  |   |    |          |         --------------------------------------
  |   |    |          |     |   ------------------------------------------
  |   |    |          |     |--| Founders CBO, L.P.                       |
  |   |    |          |        | 100% - Delaware - Investment Partnership |
  |   |    |          |         ------------------------------------------
  |   |    |          |     |   ----------------------------------------------
  |   |    |          |     |--| Founders CBO Corporation                     |
  |   |    |          |        | 100% - Delaware - Co-Issuer with Founders CBO|
  |   |    |          |         ----------------------------------------------
  |   |    |          |   ------------------------------------
  |   |    |          |--|Delaware Management Trust Company   |
  |   |    |          |  |100% - Pennsylvania - Trust Service |
  |   |    |          |   ------------------------------------
  |   |    |          |   -----------------------------------------------------
  |   |    |          |--| Delaware Service Company, Inc.                      |
  |   |    |          |  | 100% - Delaware - Shareholder Services & Transfer   |
  |   |    |          |  | Agent                                               |
  |   |    |          |   -----------------------------------------------------
  |   |   ----------------------------------------------------------
  |   |  |Lincoln Investment Management, Inc.                       |
  |   |--|(formerly Lincoln National Investment Management Company) |
  |   |  | 100% - Illinois - Mutual Fund Manager and                |
  |   |  | Registered Investment Adviser                            |
          ----------------------------------------------------------

----------------------------------
| Lincoln National Corporation   |
|  Indiana - Holding Company     |
----------------------------------
  |
  |  -----------------------------------------------------
  |--| Lincoln National Investment Companies, Inc.       |
  |  | (fka Lincoln National Investment Companies, Inc.) |
  |  | 100% - Indiana - Holding Company                  |
  |  -----------------------------------------------------
  |   |
  |   |  -----------------------------------------------------
  |   |--| Lincoln National Investment Companies, Inc.       |
  |   |  | (fka Lincoln National Investments, Inc.)          |
  |   |  | 100% - Indiana - Holding Company                  |
  |   |  -----------------------------------------------------
  |   |  --------------------------------------------------------------
  |   |--| Lincoln Investment Management, Inc.                        |
  |   |  | (formerly Lincoln National Investment Management Company)  |
  |   |  | 100% - Illinois - Mutual Fund Manager and                  |
  |   |  | Registered Investment Adviser                              |
  |   |  --------------------------------------------------------------
  |   |   |  ------------------------------------------------------------
  |   |   |  | Lincoln National Mezzanine Corporation                   |
  |   |   |--| 100% - Indiana - General Partner for Mezzanine Financing |
  |   |      | Limited Partnership                                      |
  |   |      ------------------------------------------------------------
  |   |         |  ------------------------------------------------------------
  |   |         |--| Lincoln National Mezzanine Fund, L.P.                    |
  |   |            | 50% - Delaware - Mezzanine Financing Limited Partnership |
  |   |            ------------------------------------------------------------
  |  -----------------------------------------------------
  |  | Lincoln National Investments, Inc.                |
  |--| (fka Lincoln National Investment Companies, Inc.) |
  |  | 100% - Indiana - Holding Company                  |
  |  -----------------------------------------------------
  |   |  -----------------------------------------------------
  |   |--| Lincoln National Investment Companies, Inc.       |
  |   |  | (fka Lincoln National Investment Companies, Inc.) |
  |   |  | 100% - Indiana - Holding Company                  |
  |   |  -----------------------------------------------------
  |   |    |  ----------------------------------------------
  |   |    |--| Lynch & Mayer, Inc.                        |
  |   |    |  | 100% - Indiana - Investment Adviser        |
  |   |    |  ----------------------------------------------
  |   |    |    |  -------------------------------------------
  |   |    |    |--| Lynch & Mayer Asia, Inc.                |
  |   |    |    |  | 100% - Delaware - Investment Management |
  |   |    |    |  -------------------------------------------
  |   |    |    |  ---------------------------------------
  |   |    |    |--| Lynch & Mayer Securities Corp.      |
  |   |    |    |  | 100% - Delaware - Securities Broker |
  |   |    |    |  ---------------------------------------
  |   |    |  -------------------------------------------------------
  |   |    |--| Vantage Global Advisors, Inc.                       |
  |   |    |  | (formerly Modern Portfolio Theory Associates, Inc.) |
  |   |    |  | 100% - Delaware - Investment Adviser                |
  |   |    |  -------------------------------------------------------
  |  -----------------------------------------------
  |--| The Lincoln National Life Insurance Company |
  |  | 100% - Indiana                              |
  |  -----------------------------------------------
  |   |  ----------------------------------------------
  |   |--| First Penn-Pacific Life Insurance Company  |
  |   |  | 100% - Indiana                             |
  |   |  ----------------------------------------------
  |   |  -----------------------------------------------
  |   |  | Lincoln Life & Annuity Company of New York  |
  |   |--| 100% - New York                             |
  |   |  -----------------------------------------------
  |   |  --------------------------------------------------
  |   |  | Lincoln National Aggressive Growth Fund, Inc.+ |
  |   |--| 100% - Maryland - Mutual Fund                  |
  |   |  --------------------------------------------------
  |   |
  |   |  -------------------------------------
  |   |  | Lincoln National Bond Fund, Inc.+ |
  |   |--| 100% - Maryland - Mutual Fund     |
  |   |  -------------------------------------

----------------------------------
| Lincoln National Corporation   |
|  Indiana - Holding Company     |
----------------------------------
  |
  |  -------------------------------------------------
  |--| The Lincoln National Life Insurance Company   |
  |  |  100% - Indiana                               |
  |  -------------------------------------------------
  |   |  ------------------------------------------------------
  |   |--| Lincoln National Capital Appreciation Fund, Inc.+  |
  |   |  |  100% - Maryland - Mutual Fund                     |
  |   |  ------------------------------------------------------
  |   |  ----------------------------------------------
  |   |--| Lincoln National Equity-Income Fund, Inc.+ |
  |   |  | 100% - Maryland - Mutual Fund              |
  |   |  ----------------------------------------------
  |   |  ---------------------------------------------------------
  |   |--| Lincoln National Global Asset Allocation Fund, Inc.+  |
  |   |  | (formerly Lincoln National Putnam Master Fund, Inc.)  |
  |   |  |  100% - Maryland - Mutual Fund                        |
  |   |  ---------------------------------------------------------
  |   |  ---------------------------------------------------
  |   |--| Lincoln National Growth and Income Fund, Inc.+  |
  |   |  | (formerly Lincoln National Growth Fund, Inc.)   |
  |   |  |  100% - Maryland - Mutual Fund                  |
  |   |  ---------------------------------------------------
  |   |  ----------------------------------------------------------
  |   |--|  Lincoln National Health & Casualty Insurance Company  |
  |   |  |  100% - Indiana                                        |
  |   |  ----------------------------------------------------------
  |   |  -----------------------------------------------
  |   |--| Lincoln National International Fund, Inc.+  |
  |   |  |  100% - Maryland - Mutual Fund              |
  |   |  -----------------------------------------------
  |   |
  |   |  -----------------------------------------
  |   |--| Lincoln National Managed Fund, Inc.+  |
  |   |  | 100% - Maryland - Mutual Fund         |
  |   |  -----------------------------------------
  |   |  ----------------------------------------------
  |   |--| Lincoln National Money Market Fund, Inc.+  |
  |   |  | 100% - Maryland - Mutual Fund              |
  |   |  ----------------------------------------------
  |   |  -------------------------------------------------
  |   |--| Lincoln National Social Awareness Fund, Inc.+ |
  |   |  | 100% - Maryland - Mutual Fund                 |
  |   |  -------------------------------------------------
  |   |  -------------------------------------------------------
  |   |--| Lincoln National Special Opportunities Fund, Inc.+  |
  |   |  | 100% - Maryland - Mutual Fund                       |
  |   |  -------------------------------------------------------
  |   |  -----------------------------------------
  |   |--| Lincoln National Reassurance Company  |
  |      | 100% - Indiana - Life Insurance       |
  |      -----------------------------------------
  |         |  -------------------------------------------------
  |         |--| Special Pooled Risk Administrators, Inc.      |
  |            | 100% - New Jersey - Catastrophe Reinsurance   |
  |            |  Pool Administrator                           |
  |            -------------------------------------------------
  |  -----------------------------------------------------------
  |--| Lincoln National Management Services, Inc.              |
  |  |  100% - Indiana - Underwriting and Management Services  |
  |  -----------------------------------------------------------
  |
  |  -----------------------------------------
  |--| Lincoln National Realty Corporation   |
  |  |  100% - Indiana - Real Estate         |
  |  -----------------------------------------
  |  -------------------------------------------------------------
  |--| Lincoln National Reinsurance Company (Barbados) Limited   |
  |  |  100% - Barbados                                          |
  |  -------------------------------------------------------------

----------------------------------
|                                |
| Lincoln National Corporation   |
|  Indiana - Holding Company     |
----------------------------------
  |  ------------------------------------------------
  |--| Lincoln National Reinsurance Company Limited |
  |  |  (formerly Heritage Reinsurance, Ltd.)       |
  |  |  100% ** - Bermuda                           |
  |  ------------------------------------------------
  |     |
  |     |   ------------------------------------------
  |     | --| Lincoln European Reinsurance Company   |
  |     |   | 100% - Belgium                         |
  |     |   ------------------------------------------
  |     |
  |     |  -----------------------------------------------------------
  |     |--| Lincoln National Underwriting Serevices, Ltd.           |
  |     |  |  90% - England/Wales - Life/Accident/Health Underwriter |
  |     |  |  (Remaining 10% owned by Old Fort Ins. Co. Ltd.)        |
  |     |  -----------------------------------------------------------
  |     |
  |     |  ---------------------------------------------------------
  |     |  | Servicios de Evaluacion de Riesgo, S. de R.L. de C.V. |
  |     |--| 51% - Mexico - Reinsurance Underwriter                |
  |     |  | (Remaining 49% owned by Lincoln National Corp.)       |
  |        ---------------------------------------------------------
  |
  |   ---------------------------------------------
  |--|Lincoln National Risk Management, Inc.      |
  |  |  100% - Indiana - Risk Management Services |
  |   ---------------------------------------------
  |
  |  ------------------------------------------------
  |--| Lincoln National Structured Settlement, Inc. |
  |  |  100% - New Jersey                           |
  |  ------------------------------------------------
  |
  |  ------------------------------------------
  |--| Lincoln National (UK) PLC              |
  |  | 100% - England/Wales - Holding Company |
  |  ------------------------------------------
  |      |
  |      |  ------------------------------------------
  |      |--| Allied Westminster & Company Limited   |
  |      |  |  100% - England/Wales - Sales Services |
  |      |  ------------------------------------------
  |      |
  |      |  -----------------------------------
  |      |--| Cannon Fund Managers Limited    |
  |      |  | 100% - England/Wales - Inactive |
  |      |  -----------------------------------
  |      |
  |      |  --------------------------------------------------------
  |      |--| Culverin Property Services Limited                   |
  |      |  | 100% - England/Wales - Property Development Services |
  |      |  |  -----------------------------------------------------
  |      |
  |      |  -----------------------------------------------------------
  |      |--| HUTM Limited                                            |
  |      |  | 100% - England/Wales - Unit Trust Management (Inactive) |
  |      |  -----------------------------------------------------------
  |      |
  |      |  -------------------------------------------
  |      |--| ILI Supplies Limited                    |
  |      |  | 100% - England/Wales - Computer Leasing |
  |      |  -------------------------------------------
  |      |
  |      |   -----------------------------------------
  |      |--| Laurentian Financial Group PLC         |
  |      |  | 100% - England/Wales - Holding Company |
  |      |  ------------------------------------------
  |      |    |  ---------------------------------------------------
  |      |    |--| Lincoln Financial Advisers Limited              |
  |      |    |  | (formerly: Laurentian Financial Advisers Ltd.)  |
  |      |    |  | 100% - England/Wales - Sales Company            |
  |      |    |  ---------------------------------------------------
  |      |    |  ------------------------------------------------
  |      |    |--| Lincoln Investment Management Limited        |
  |      |    |  | (formerly: Laurentian Fund Management Ltd.)  |
  |      |    |  | 100% - England/Wales - Investment Management |
  |      |    |  ------------------------------------------------
  |      |    |  --------------------------------------------------------------
  |      |    |--| Lincoln Independent Limited                                |
  |      |    |  | (formerly: Laurentian Independent Financial Planning Ltd.) |
  |      |    |  | 100% - England/Wales - Independent Financial Adviser       |
  |      |    |  --------------------------------------------------------------

----------------------------------
| Lincoln National Corporation   |
|  Indiana - Holding Company     |
----------------------------------
  |
  |  -------------------------------------------
  |  | Lincoln National (UK) PLC               |
  |--|  100% - England/Wales - Holding Company |
  |  -------------------------------------------
  |   |
  |   |  ------------------------------------------
  |   |--| Laurentian Financial Group PLC         |
  |   |  | 100% - England/Wales - Holding Company |
  |   |  ------------------------------------------
  |   |   |  -----------------------------------------
  |   |   |--| Laurentian Life PLC                   |
  |   |   |  | 100% - England/Wales - Life Insurance |
  |   |   |  -----------------------------------------
  |   |   |   |
  |   |   |   |  -----------------------------------------
  |   |   |   |--|Barnwood Property Group Limited        |
  |   |   |   |  |100% - England/Wales - Holding Company |
  |   |   |   |  -----------------------------------------
  |   |   |   |    |
  |   |   |   |    |  ---------------------------------------------
  |   |   |   |    |--| Barnwood Developments Limited             |
  |   |   |   |    |  | 100% England/Wales - Property Development |
  |   |   |   |    |  ---------------------------------------------
  |   |   |   |    |  ----------------------------------------------
  |   |   |   |    |--| Barnwood Properties Limited                |
  |   |   |   |       | 100% - England/Wales - Property Investment |
  |   |   |   |       ----------------------------------------------
  |   |   |   |  --------------------------------------------------------
  |   |   |   |--|IMPCO Properties Limited                              |
  |   |   |      |100% - England/Wales - Property Investment (Inactive) |
  |   |   |      --------------------------------------------------------
  |   |   |  ---------------------------------------------
  |   |   |--| Laurentian Management Services Limited    |
  |   |   |  | 100% - England/Wales - Management Services|
  |   |   |  ---------------------------------------------
  |   |   |   |  --------------------------------------------------
  |   |   |   |--|Laurit Limited                                  |
  |   |   |      |100% - England/Wales - Data Processing Systems  |
  |   |   |      --------------------------------------------------
  |   |   |  -----------------------------------------
  |   |   |--| Laurentian Milldon Limited            |
  |   |   |  | 100% - England/Wales - Sales Company  |
  |   |   |  -----------------------------------------
  |   |   |  ------------------------------------------------
  |   |   |--| Laurentian Unit Trust Management Limited     |
  |   |   |  | 100% - England/Wales - Unit Trust Management |
  |   |   |  ------------------------------------------------
  |   |   |   |  -------------------------------------------
  |   |   |   |--| LUTM Nominees Limited                   |
  |   |   |      | 100% - England/Wales - Nominee Services |
  |   |   |      -------------------------------------------
  |   |   |  ------------------------------------------------------------
  |   |   |--| Laurtrust Limited                                        |
  |   |   |  | 100% - England/Wales - Pension Scheme Trustee (Inactive) |
  |   |   |  ------------------------------------------------------------
  |   |   |  -----------------------------------------
  |   |   |--| The Money Club Direct Company Limited |
  |   |      | 100% - Dormant                        |
  |   |      -----------------------------------------
  |   |
  |   |  ------------------------------------------
  |   |--| Liberty Life Assurance Limited         |
  |   |  | 100% - England/Wales - Inactive        |
  |   |  ------------------------------------------
  |   |  -------------------------------------------------
  |   |--| Liberty Life Pension Trustee Company Limited  |
  |   |  | 100% - England/Wales - Corporate Pension Fund |
  |   |  -------------------------------------------------
  |   |  --------------------------------------------
  |   |--| Liberty Press Limited                    |
  |   |  | 100% - England/Wales - Printing Services |
  |   |  --------------------------------------------

----------------------------------
| Lincoln National Corporation   |
|  Indiana - Holding Company     |
----------------------------------
  |
  |
  |  ------------------------------------------
  |--|Lincoln National (UK) PLC               |
  |  | 100% - England/Wales - Holding Company |
  |  ------------------------------------------
  |   |
  |   |  ----------------------------------------------
  |   |--|Lincoln Assurance Limited                   |
  |   |  |  100% ** - England/Wales - Life Assurance  |
  |   |  ----------------------------------------------
  |   |
  |   |  ---------------------------------------------------
  |   |--| Lincoln Fund Managers Limited                   |
  |   |  | 100% - England/Wales - Unit Trust Management    |
  |   |  ---------------------------------------------------
  |   |
  |   |  ------------------------------------------------------
  |   |--| Lincoln Insurance Services Ltd.                    |
  |   |  | 100% - Holding Company                             |
  |   |  ------------------------------------------------------
  |   |    |
  |   |    |  -----------------------------------
  |   |    |--| British National Life Sales Ltd.|
  |   |    |  | 100% - Inactive                 |
  |   |    |  -----------------------------------
  |   |    |
  |   |    |  -------------------------------------------------
  |   |    |--| BNL Trustees Limited                          |
  |   |    |  | 100% - England/Wales - Corporate Pension Fund |
  |   |    |  -------------------------------------------------
  |   |    |
  |   |    |  ---------------------------------------
  |   |    |--| Chapel Ash Financial Services Ltd.  |
  |   |    |  | 100% - Direct Insurance Sales       |
  |   |    |  ---------------------------------------
  |   |    |
  |   |    |  ------------------------------------------------
  |   |    |  | Lincoln General Insurance Co. Ltd.           |
  |   |    |  | 100% - Accident & Health Insurance           |
  |   |    |  ------------------------------------------------
  |   |    |
  |   |    |  ----------------------------
  |   |    |--| P.N. Kemp-Gee & Co. Ltd. |
  |   |       | 100% - Inactive          |
  |   |       ----------------------------
  |   |
  |   |  ----------------------------------------------------
  |   |--| Lincoln National Training Services Limited       |
  |   |  | 100% - England/Wales - Training Company          |
  |   |  ----------------------------------------------------
  |   |
  |   |  ---------------------------------------------------
  |   |--| Lincoln Pension Trustees Limited                |
  |   |  |  100% - England/Wales - Corporate Pension Fund  |
  |   |  ---------------------------------------------------
  |   |
  |   |  -----------------------------------------------------------
  |   |--| LIV Limited (formerly Lincoln Investment Management Ltd.)|
  |   |  |  100% - England/Wales - Investment Management Services   |
  |   |  -----------------------------------------------------------
  |   |    |
  |   |    |  -------------------------------------------------
  |   |    |--| CL CR Management Ltd.                         |
  |   |       | 50% - England/Wales - Administrative Services |
  |   |       -------------------------------------------------
  |   |
  |   |  ---------------------------------------------------
  |   |--| LN Management Limited                            |
  |   |  |  100% - England/Wales - Administrative Services  |
  |   |  ----------------------------------------------------
  |   |    |
  |   |    |  -------------------------------------
  |   |    |--| UK Mortgage Securities Limited    |
  |   |       | 100% - England/Wales - Inactive   |
  |   |       -------------------------------------
  |   |

----------------------------------
| Lincoln National Corporation   |
|  Indiana - Holding Company     |
----------------------------------
  |
  |  -------------------------------------------
  |--| Lincoln National (UK) PLC               |
  |  |  100% - England/Wales - Holding Company |
  |  -------------------------------------------
  |    |
  |    |  --------------------------------------------
  |    |--| LN Securities Limited                    |
  |    |  |  100% - England/Wales - Nominee Company  |
  |    |  --------------------------------------------
  |    |
  |    |  -----------------------------------------------
  |    |--|  Niloda Limited                             |
  |       |   100% - England/Wales - Investment Company |
  |       -----------------------------------------------
  |
  |  ----------------------------------------------------
  |  | Linsco Reinsurance Company                       |
  |--|  (formerly Lincoln National Reinsurance Company) |
  |  |  100% - Indiana - Property/Casualty              |
  |  ----------------------------------------------------
  |
  |  ------------------------------------
  |--| Old Fort Insurance Company, Ltd. |
  |  |  100% ** - Bermuda               |
  |  ------------------------------------
  |    |
  |    |  -----------------------------------------------------------
  |    |  | Lincoln National Underwriting Services, Ltd.            |
  |    |--|  10% - England/Wales - Life/Accident/Health Underwriter |
  |       |  (Remaining 90% owned by Lincoln Natl. Reinsurance Co.) |
  |       -----------------------------------------------------------
  |
  |  ------------------------------------------------------------
  |  | Servicios de Evaluacion de Riesgos, S. de R.L. de C.V.   |
  |--|  49% - Mexico - Reinsurance Underwriter                  |
  |  |  (Remaining 51% owned by Lincoln Natl. Reinsurance Co.)  |
  |  ------------------------------------------------------------
  |
  |  ---------------------------------------------
  |--| Underwriters & Management Services, Inc.  |
     |  100% - Indiana - Underwriting Services   |
     ---------------------------------------------


Footnotes:
----------

* The funds contributed by the Underwriters were, and continue to be subject to trust agreements between American States Insurance Company, the grantor, and each Underwriter, as trustee.

**  Except for director-qualifying shares

# Lincoln National Corporation has subscribed for and paid for 100 shares of Common Stock (with a par value of $1.00 per share) at a price of $10 per share, as part of the organizing of the fund. As such stock is further sold, the ownership of voting securities by Lincoln National Corporation will decline and fluctuate.

+ Ownership of the shares in the eleven funds is on behalf of variable life and/or annuity contract owners who own interests in Lincoln Life Separate Accounts established under IC 27-1-5-1, Class 1. These are: Variable Annuity Accounts A, C, E, H and L; Variable Universal Life Accounts D, F, G, J, and K.

For Separate Account A [a/k/a Fund A] (Group) and Separate Account A [a/k/a Fund A] (Individual), Lincoln Life is the "insurance company", as that term is defined in Investment Company Act Form N-3.

For Separate Accounts C,E,H and L the respective Separate Account is the "Registrant" and Lincoln Life is the "Depositor", as those terms are defined in Investment Company Act Form N-4.

For Separate Accounts D,F,G,J and K the respective Separate Account is the "unit investment trust" or "trust", and Lincoln Life is the "Depositor", as those terms are defined in Investment Company Act Form N-8B-2.

                                                           ATTACHMENT #1
                        LINCOLN FINANCIAL GROUP, INC.
                        CORPORATE AGENCY SUBSIDIARIES

1)   Lincoln Financial Group, Inc. (AL)
2)   Lincoln Southwest Financial Group, Inc. (Phoenix, AZ)
3)   Lincoln Financial and Insurance Services Corporation (Walnut Creek, CA)
3a) California Fringe Benefit and Insurance Marketing Corporation DBA/California Fringe Benefit Company (Walnut Creek, CA)
4)   Colorado-Lincoln Financial Group, Inc. (Denver, CO)
5)   Lincoln National Financial Services, Inc. (Lake Worth, FL)
6)   CMP Financial Services, Inc. (Chicago, IL)
7)   Lincoln Financial Group of Northern Indiana, Inc. (Fort Wayne, IN)
8)   Financial Planning Partners, Ltd. (Mission, KS)
9)   The Lincoln National Financial Group of Louisiana, Inc. (Shreveport, LA)
10)  Benefits Marketing Group, Inc. (D.C. & Chevy Chase, MD)
11)  Lincoln National Sales Corporation of Maryland (Baltimore, MD)
     (formerly:  Morgan Financial Group, Inc.)
12) Lincoln Financial Services and Insurance Brokerage of New England, Inc. (formerly: Lincoln National of New England Insurance Agency, Inc.) (Worcester, MA)
13)  Lincoln Financial Group of Michigan, Inc. (Troy, MI)
13a) Financial Consultants of Michigan, Inc. (Troy, MI)
14) Lincoln Financial Group of Missouri, Inc. (formerly: John J. Moore & Associates, Inc.) (St. Louis, MO)
15)  Beardslee & Associates, Inc. (Clifton, NJ)
16) Lincoln Financial Group, Inc. (formerly: Resources/Financial, Inc.) (Albuquerque, NM)
17)  Lincoln Cascades, Inc. (Portland, OR)
18)  Lincoln Financial Services, Inc. (Pittsburgh, PA)
19)  Lincoln National Financial Group of Philadelphia, Inc. (Philadelphia, PA)
20)  Lincoln Financial Group, Inc. (Salt Lake City, (UT)

Item 27.  Number of Contractholders


As of March 31, 1997, Registrant had 329 Contractholders.


Item 28.  Indemnification

Under the Participation Agreements entered into between Lincoln Life and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, Acacia Capital Corporation, and T. Rowe Price (the "Funds"), Lincoln Life and its directors, officers, employees, agents and control persons have been indemnified by the Funds against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify Lincoln Life against any liability, loss, damages, costs or expenses which Lincoln Life may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriter


          (a) LNC Equity Sales Corporation also acts as the principal underwriter for Lincoln Life & Annuity Variable Annuity Account L, the VA-I Separate Account of UNUM Life Insurance Company of America, and the VA-I Separate Account of First UNUM Life Insurance Company.

          (b)(1) The following table sets forth certain information regarding the officers and directors of LNC Equity Sales Corporation:

NAME AND ADDRESS                            POSITIONS AND OFFICERS
----------------
                                            WITH LNC EQUITY SALES
                                            ---------------------
J. Michael Hemp*                            President and Director
Priscilla S. Brown*                         Chief Operating Officer, Sales and
                                            Marketing and Director

John M. Behrendt*                           Vice President and Director
Richard C. Boyles***                        Chief Financial Officer and
                                            Administrative Officer

Kenneth Ehinger***                          Chief Operating Officer and
                                            Director

Gary D. Giller****                          Director
Janet C. Whitney**                          Vice President and Treasurer
C. Suzanne Womack**                         Secretary

*    Principal business address of each person is 1300 S. Clinton
     Street, Fort Wayne, Indiana  46802.

**   Principal business address of each person is 200 East Berry
     Street, Fort Wayne, Indiana  46802-2706.

***  Principal business address of each person is 3811 Illinois
     Road, Suite 205, Fort Wayne, Indiana  46804-1202.

**** 7650 Rivers Edge Dr., Suite 250, Columbus, OH  43235.

     c)

Name of           Net Underwriting
Principal         Discounts and        Compensation      Brokerage
Underwriter       Commissions          on Redemption     Commissions     Compensation
-----------       ----------------     -------------     -----------     ------------
LNC Equity              $0                  N/A             N/A              N/A
Sales Corporation

Item 30.  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Lincoln Life at 82 Running Hill Road, South Portland, ME 04101.


Item 31.  Management Services

None


Item 32.  Undertakings and Representations

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                               403(b) ANNUITIES
                               ----------------

     The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-
(4) thereof.


                                   TEXAS ORP
                                   ---------

     The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Section will be complied with.



                               FEES AND CHARGES
                               ----------------


     The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

                                  SIGNATURES


(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 28th day of April, 1997.

                              Lincoln National Variable Annuity Account L
                                   (Group Variable Annuity I) (Registrant)



                              By:  /s/ Stephen H. Lewis
                                   --------------------------
                                 Stephen H. Lewis, Senior Vice President
                                  (Name of Officer of Depositor) (Title)

                              The Lincoln National Life Insurance Company
                                   (Depositor)



                              By:  /s/ Jon A. Boscia
                                   -----------------

                                    Jon A. Boscia, Chief Executive Officer
                                    (Signature and Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed for the Depositor by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                          DATE




/s/ Jon A. Boscia             President, Chief Executive     April 28, 1997
----------------------------  Officer and Director
    Jon A. Boscia             (Principal Accounting Officer)



    *                         Director                       April 28, 1997
----------------------------
    Ian M. Rolland



    *                         Vice President, Assistant      April 28, 1997
----------------------------  Treasurer and Controller
    O. Douglas Worthington    (Principal Accounting Officer)

/s/ *                         Vice President, Chief Financial    April 28, 1997
----------------------------  Officer and Assistant Treasurer
    Keith J. Ryan             (Principal Financial Officer)



                               Executive Vice President          April 28, 1997
----------------------------   and Director
    Lawrence T. Rowland


    *                          Director                          April 28, 1997
----------------------------
    Richard C. Vaughan


    *                          Director                          April 28, 1997
----------------------------
    H. Thomas McMeekin


    *                          Executive Vice President          April 28, 1997
----------------------------   and Director
    Jack D. Hunter


*  By /s/ Jeremy Sachs, attorney-in-fact, pursuant to a Power of Attorney filed
      ----------------
   with the initial Registration Statement.